As filed with the Securities and Exchange Commission on February 21, 2025

FILE NOS.       811-24056

333-[      ]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No.

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No.

OPTIMIZE SERIES TRUST

(Exact Name of Registrant As Specified In Charter)

205 Yonge Street

Toronto, Ontario, Canada M5B 0C4

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:

1-866-209-6862

(Name and address of agent for service)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

Copies of communications to:

Gregory C. Davis

Chelsea M. Childs

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on [_______], 2025 pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, the Registrant declares that an indefinite number of its shares of beneficial interest are being registered under the Securities Act of 1933 by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a) may determine.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion dated February 21, 2025

Optimize Core Equity Fund

[Class I] Shares – [      ]

Optimize Global Equity Fund

[Class I] Shares – [      ]

Optimize Asset Allocation Fund

[Class I] Shares – [      ]

Optimize Strategic Income Fund

[Class I] Shares – [      ]

Optimize Premium Income Fund

[Class I] Shares – [      ]

Optimize Growth Fund

[Class I] Shares – [      ]

Prospectus Dated [            ]

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Table of Contents

Page
Fund Summaries	-3-
Optimize Core Equity Fund	-3-
Optimize Global Equity Fund	-10-
Optimize Asset Allocation Fund	-18-
Optimize Strategic Income Fund	-26-
Optimize Premium Income Fund	-34-
Optimize Growth Fund	-43-
Investment Objectives, Principal Policies and Risks	-53-
Management and Organization	-66-
Valuing Shares	-68-
Purchasing Shares	-70-
Redeeming Shares	-73-
Shareholder Account Features	-75-
Potential Conflicts of Interest	-77-
Additional Tax Information	-78-
Financial Highlights	-79-
More Information	-79-

Fund Summaries

Optimize Core Equity Fund

Investment Objective

The investment objective of the Optimize Core Equity Fund (the “Fund”) is to maximize long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.

Shareholder Fees (fees paid directly from your investment)	[Class I]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[Class I]
Management Fees	[ ]	%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Fee waiver and/or Expense Reimbursement	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement(2)	[ ]	%

(1)       Other expenses are based on estimated amounts for the current fiscal year and include estimated initial offering and organizational expenses.

(2)       Optimize Wealth Management Inc. (the “Adviser”) has contractually obligated to waive a portion of its management fees and to reimburse certain expenses of the Fund to the extent necessary to assume initial offering and organizational expenses through [at least one year from the date of this prospectus]. Any management fees waived or expenses reimbursed may be subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment exceed [  ]% of the Fund’s average daily net assets. Termination or modification of this obligations requires approval by the Fund’s Board of Trustees (the “Board”).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year		3 Years		1 Year		3 Years
[Class I] shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (the “80% Policy”). The Fund may invest in companies with a broad range of market capitalizations, including small- and mid-capitalization companies.

The Fund primarily invests in the equity securities of North American companies but may invest in securities outside of North America. Optimize Wealth Management Inc. (the “Adviser”) seeks to develop a portfolio across geographic domiciles and industries. At times, the Fund’s investments may be focused in one or more sectors.

In selecting investments for the Fund’s portfolio, the Adviser utilizes a comprehensive investment approach that assesses: (i) macroeconomic factors including inflation, fiscal policy, employment levels, national, income, and international trade; (ii) sector performance expectations based on previously identified macroeconomic factors and business cycles; (iii) different business models within a sector to seek to identify industry leaders and exemplary management teams; and (iv) specific companies including their fundamentals and valuation metrics. The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or to pursue alternative investment options.

The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”) and closed-end funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “1940 Act”).

The Fund’s investments may be denominated in foreign (non-U.S.) currencies or in U.S. dollars. The Fund may hedge its foreign currency exposure, including through the use of exchange listed currency options to mitigate the risk of exchange rate fluctuations where the Fund has purchased or invested, or committed to invest, in securities denominated in foreign (non-U.S.) currencies. As an alternative to holding foreign investments directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks).

The Fund may engage in derivative transactions to seek return and to hedge against fluctuations in currency or interest rate risks. The Fund is a “limited derivatives user” within the meaning of Rule 18f-4 under the 1940 Act and, therefore, is required to limit its derivatives exposure (excluding derivatives transactions used to hedge certain currency or interest rate risks) to 10% of its net assets.

The Fund may borrow for investment purposes or to provide liquidity, subject to the limits of the 1940 Act.

The Fund is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.

Principal Risks

Cash and Money Market Instruments; Temporary Defensive Positions. The Fund may invest in cash or money market instruments, including high quality short-term instruments or an affiliated investment company that invests in such instruments. During unusual market conditions, including for temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or money market instruments, which may be inconsistent with its investment objective and other policies, and as such, the Fund may not achieve its investment objective during this period.

Credit Risk. Credit risk is the possibility that a borrower, or the counterparty to a derivatives contract, is unable or unwilling to repay the loan or obligation, either on time or at all. Companies, governments and special purpose vehicles (such as vehicles that issue asset-backed securities or mortgage-backed securities) that borrow money, and the debt securities they issue, are rated by specialized rating agencies. Debt securities issued by companies or governments in emerging markets often have higher credit risk (lower rated debt), while debt securities issued by well-established companies or by governments of developed countries tend to have lower credit risk (higher rated debt). A downgrade in an issuer’s credit rating or other adverse news regarding an issuer can influence a debt security’s market value. Other factors can also influence a debt security’s market value, such as the level of liquidity of the security, a change in the market perception of the creditworthiness of the security, the parties involved in structuring the security and the underlying assets, if any. Lower rated and unrated debt instruments generally offer a better return than higher grade debt instruments but have the potential for substantial loss. Companies or markets with higher credit risk tend to be more volatile in the short term.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business (such as trading, securities lending or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivatives counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. As a “limited derivatives user” within the meaning of Rule 18f-4 under the 1940 Act, the Fund is restricted in its ability to engage in certain derivatives transactions.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Foreign Investment Risk. Foreign (non-US) investments may be affected by global economic and political factors, as well as the economic and political factors of the particular country or geographic region in which the issuer operates, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. Many foreign countries have less stringent accounting, auditing and reporting standards. Some foreign stock markets have less trading volume, which may make it more difficult to sell an investment or make prices more volatile. Certain countries may also have foreign investment or exchange laws that make it difficult to sell an investment or may impose withholding or other taxes that could reduce the return on the investment. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk. The risks of foreign investments are generally higher in emerging markets.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the Adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Interest Rate Risk. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.

Investments in Public Companies. The Fund or underlying funds may invest in public companies or take private portfolio companies public. Investments in public companies may subject the Fund or underlying funds to risks that differ in type or degree from those involved with investments in privately held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund or underlying funds to dispose of such securities at certain times (including due to the possession by the Fund or underlying funds of material non-public information), increased likelihood of shareholder litigation against such companies’ board members, regulatory action by the domestic or foreign securities regulators and increased costs associated with each of the aforementioned risks.

Investments in Small- and Mid-Capitalization Companies A component of the Fund’s investment strategy is to invest in small- and mid-capitalization companies. While investments in small- and mid-cap companies may present greater opportunities for growth, such investments may also entail larger risks than are customarily associated with investments in large companies. Small and medium-sized companies may have more limited product lines, markets and financial resources, and may be dependent on smaller management groups. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Further, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of private equity investments generally, and the somewhat greater illiquidity of private investments in small and medium-sized companies, could make it difficult for the Fund s to react quickly to negative economic or political developments.

Large Investor Risk. The securities of a Fund may be held in significant percentages by an investor, including another fund. In order to meet purchase and redemption requests by the investor, the Fund may have to alter its holdings significantly and purchase or sell investments at unfavorable prices. This can reduce the returns of the Fund.

Leverage Risk. Certain types of Fund transactions may give rise to economic leverage, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s NAV to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

The Fund’s investments in private securities are highly illiquid, and there can be no assurance that the Fund or any Underlying Fund will be able to realize on its private investments in a timely manner or at all, which may also make the underlying investments difficult to value. Illiquidity may result from the absence of an established market for the investments as well as legal or contractual restrictions on their resale. In addition, private credit and private equity investments by their nature are often difficult or time consuming to liquidate. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and a Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale.

Market Risk. The market value of the Fund’s investments will rise and fall based on specific company developments and/or in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) including but not limited to war and occupation, terrorism, geopolitics, health crises, terrorism, natural disasters, climate change, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Market value will also vary with changes in the general economic and financial conditions in countries where the investments are based (whether as a result of political, social or environmental changes or otherwise). Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

New Fund Risk. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. It is designed for long-term investors and not as a trading vehicle.

A new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in a new and smaller fund, such as the Fund. New and smaller funds may also require a period of time before they are invested in securities, in particular in underlying private funds, that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new or smaller fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy.

Non-Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund's shares may be more volatile than the values of shares of more diversified funds.

Other Investment Companies. The main risk of investing in other investment companies, including ETFs and closed-end funds, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. Fund shareholders will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

In addition, shares of investment companies that are listed on an exchange may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Restricted Securities. Securities held by the Fund may be legally restricted as to resale (such as those issued in private placements), including commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, securities eligible for resale pursuant to Rule 144A thereunder, and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States pursuant to Regulation S thereunder. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. In addition, if the Adviser receives non-public information about the issuer, the Fund may as a result be unable to sell the securities.

Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. It may be difficult to sell restricted securities at a price representing fair value until such time as the securities may be sold publicly. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Holdings of restricted securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.

Sector Risk. Because the Fund may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

Performance

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at: www.owm.com. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Management

Investment Adviser. Optimize Wealth Management Inc. (the “Adviser”).

Portfolio Managers

[NAME], [TITLE], has managed the Fund since [DATE.]

[NAME], [TITLE], has managed the Fund since [DATE.]

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.

[You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, [ADDRESS], or by calling [TOLL-FREE NUMBER]. The minimum initial purchase or exchange into the Fund is $100 for [Class I] Shares [(waived in certain circumstances)).] There is no minimum for subsequent investments.]

Tax Information

If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Optimize Global Equity Fund

Investment Objective

The investment objective of the Optimize Global Equity Fund (the “Fund”) is to maximize long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.

Shareholder Fees (fees paid directly from your investment)	[Class I]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)(1)	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[Class I]
Management Fees	[ ]	%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Fee waiver and/or Expense Reimbursement	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Fee waiver and/or Expense Reimbursement	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement(2)	[ ]	%

(1)       Other expenses are based on estimated amounts for the current fiscal year and include estimated initial offering and organizational expenses.

(2)       Optimize Wealth Management Inc. (the “Adviser”) has contractually obligated to waive a portion of its management fees and to reimburse certain expenses of the Fund to the extent necessary to assume initial offering and organizational expenses through [at least one year from the date of this prospectus]. Any management fees waived or expenses reimbursed may be subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment exceed [  ]% of the Fund’s average daily net assets. Termination or modification of this obligations requires approval by the Fund’s Board of Trustees (the “Board”).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year		3 Years		1 Year		3 Years
[Class I] shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (the “80% Policy”). The Fund will primarily invest in large-capitalization companies but may invest in companies with a broad range of market capitalizations, including small- and mid-capitalization companies.

To achieve its investment objective, the Fund will primarily invest in a portfolio of publicly traded equity securities, including those of North American and international companies, as well as other investment companies, including closed end funds and exchange-traded funds (“ETFs”). Under normal market conditions, the Fund will invest (i) at least 40% of its net assets in securities issued by issuers located outside of the United States, which may include emerging market countries; and (ii) in issuers located in at least five different countries (including the United States). An issuer will be considered to be located outside of the United States if it is domiciled, derives a significant portion of its revenue from, or its primary trading venue is outside of the United States. At times, the Fund’s investments may be focused in one or more sectors.

The Fund may also invest in fixed income securities, cash and cash equivalents, government securities, money market instruments, and investment grade securities. There is no requirement with respect to the credit quality maturity or duration of debt securities in which the Fund may invest. The Fund’s investments may include investment grade securities and below investment grade securities, commonly referred to as “junk bonds.”

In selecting investments for the Fund’s portfolio, Optimize Wealth Management Inc. (the “Adviser”) utilizes a comprehensive investment approach that assesses: (i) macroeconomic factors including inflation, fiscal policy, employment levels, national, income, and international trade; (ii) sector performance expectations based on previously identified macroeconomic factors and business cycles; (iii) different business models within a sector to seek to identify industry leaders and exemplary management teams; and (iv) specific companies including their fundamentals and valuation metrics. The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or to pursue alternative investment options.

The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “1940 Act”). When investing in underlying funds, the Adviser seeks to select fund managers that have strong track records and financial interests that are closely aligned with those of the Fund.

The Fund’s investments may be denominated in foreign (non-U.S.) currencies or in U.S. dollars. The Fund may hedge its foreign currency exposure, including through the use of exchange listed currency options to mitigate the risk of exchange rate fluctuations where the Fund has purchased or invested, or committed to invest, in securities denominated in foreign (non-U.S.) currencies.

The Fund may engage in derivative transactions to seek return and to hedge against fluctuations in currency or interest rate risks. The Fund is a “limited derivatives user” within the meaning of Rule 18f-4 under the 1940 Act and, therefore, is required to limit its derivatives exposure (excluding derivatives transactions used to hedge certain currency or interest rate risks) to 10% of its net assets.

The Fund may borrow for investment purposes or to provide liquidity, subject to the limits of the 1940 Act.

The Fund is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.

Principal Risks

Cash and Money Market Instruments; Temporary Defensive Positions. The Fund may invest in cash or money market instruments, including high quality short-term instruments or an affiliated investment company that invests in such instruments. During unusual market conditions, including for temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or money market instruments, which may be inconsistent with its investment objective and other policies, and as such, the Fund may not achieve its investment objective during this period.

Credit Risk. Credit risk is the possibility that a borrower, or the counterparty to a derivatives contract, is unable or unwilling to repay the loan or obligation, either on time or at all. Companies, governments and special purpose vehicles (such as vehicles that issue asset-backed securities or mortgage-backed securities) that borrow money, and the debt securities they issue, are rated by specialized rating agencies. Debt securities issued by companies or governments in emerging markets often have higher credit risk (lower rated debt), while debt securities issued by well-established companies or by governments of developed countries tend to have lower credit risk (higher rated debt). A downgrade in an issuer’s credit rating or other adverse news regarding an issuer can influence a debt security’s market value. Other factors can also influence a debt security’s market value, such as the level of liquidity of the security, a change in the market perception of the creditworthiness of the security, the parties involved in structuring the security and the underlying assets, if any. Lower rated and unrated debt instruments generally offer a better return than higher grade debt instruments but have the potential for substantial loss. Companies or markets with higher credit risk tend to be more volatile in the short term.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business (such as trading, securities lending or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivatives counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. As a “limited derivatives user” within the meaning of Rule 18f-4 under the 1940 Act, the Fund is restricted in its ability to engage in certain derivatives transactions.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Fixed-Income Securities and Other Debt Instruments. Fixed-income securities and other debt instruments include all types of fixed and floating-rate bonds and notes, such as convertible securities and other hybrid securities (other than preferred stock); corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including “indexed” securities; loans; loan participations and assignments; delayed funding loans and revolving credit facilities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks and other debt instruments. Fixed-income securities and other debt instruments are issued by: foreign governments or their subdivisions, agencies and government-sponsored enterprises; sovereign entities; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and foreign corporations. Fixed-income securities and other debt instruments include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), which are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when-issued basis. While zero coupon bonds do not make periodic payments of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities. The market price of a fixed-income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, rising inflation, or decreased liquidity due to, for example, market uncertainty about the value of a fixed-income investment (or class of fixed income investments).

Foreign Investment Risk. Foreign (non-US) investments may be affected by global economic and political factors, as well as the economic and political factors of the particular country or geographic region in which the issuer operates, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. Many foreign countries have less stringent accounting, auditing and reporting standards. Some foreign stock markets have less trading volume, which may make it more difficult to sell an investment or make prices more volatile. Certain countries may also have foreign investment or exchange laws that make it difficult to sell an investment or may impose withholding or other taxes that could reduce the return on the investment. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk. The risks of foreign investments are generally higher in emerging markets.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the Adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Growth Investing. Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.

Interest Rate Risk. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.

Investments in Public Companies. The Fund or underlying funds may invest in public companies or take private portfolio companies public. Investments in public companies may subject the Fund or underlying funds to risks that differ in type or degree from those involved with investments in privately held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund or underlying funds to dispose of such securities at certain times (including due to the possession by the Fund or underlying funds of material non-public information), increased likelihood of shareholder litigation against such companies’ board members, regulatory action by the domestic or foreign securities regulators and increased costs associated with each of the aforementioned risks.

Investments in Small- and Mid-Capitalization Companies A component of the Fund’s investment strategy is to invest in small- and mid-capitalization companies. While investments in small- and mid-cap companies may present greater opportunities for growth, such investments may also entail larger risks than are customarily associated with investments in large companies. Small and medium-sized companies may have more limited product lines, markets and financial resources, and may be dependent on smaller management groups. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Further, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of private equity investments generally, and the somewhat greater illiquidity of private investments in small and medium-sized companies, could make it difficult for the Fund s to react quickly to negative economic or political developments.

Large Investor Risk. The securities of a Fund may be held in significant percentages by an investor, including another fund. In order to meet purchase and redemption requests by the investor, the Fund may have to alter its holdings significantly and purchase or sell investments at unfavorable prices. This can reduce the returns of the Fund.

Leverage Risk. Certain types of Fund transactions may give rise to economic leverage, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s NAV to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

The Fund’s investments in private securities are highly illiquid, and there can be no assurance that the Fund or any Underlying Fund will be able to realize on its private investments in a timely manner or at all, which may also make the underlying investments difficult to value. Illiquidity may result from the absence of an established market for the investments as well as legal or contractual restrictions on their resale. In addition, private credit and private equity investments by their nature are often difficult or time consuming to liquidate. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and a Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale.

Market Risk. The market value of the Fund’s investments will rise and fall based on specific company developments and/or in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) including but not limited to war and occupation, terrorism, geopolitics, health crises, terrorism, natural disasters, climate change, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Market value will also vary with changes in the general economic and financial conditions in countries where the investments are based (whether as a result of political, social or environmental changes or otherwise). Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

Non-Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund's shares may be more volatile than the values of shares of more diversified funds.

New Fund Risk. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. It is designed for long-term investors and not as a trading vehicle.

A new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in a new and smaller fund, such as the Fund. New and smaller funds may also require a period of time before they are invested in securities, in particular in underlying private funds, that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new or smaller fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy.

Other Investment Companies. The main risk of investing in other investment companies, including ETFs and closed-end funds, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. Fund shareholders will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

In addition, shares of investment companies that are listed on an exchange may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Restricted Securities. Securities held by the Fund may be legally restricted as to resale (such as those issued in private placements), including commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, securities eligible for resale pursuant to Rule 144A thereunder, and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States pursuant to Regulation S thereunder. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. In addition, if the Adviser receives non-public information about the issuer, the Fund may as a result be unable to sell the securities.

Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. It may be difficult to sell restricted securities at a price representing fair value until such time as the securities may be sold publicly. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Holdings of restricted securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.

Sector Risk. Because the Fund may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

Performance

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at: www.owm.com. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Management

Investment Adviser. Optimize Wealth Management Inc. (the “Adviser”).

Portfolio Managers

[NAME], [TITLE], has managed the Fund since [DATE.]

[NAME], [TITLE], has managed the Fund since [DATE.]

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.

[You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, [ADDRESS], or by calling [TOLL-FREE NUMBER]. The minimum initial purchase or exchange into the Fund is $100 for [Class I] Shares [(waived in certain circumstances)).] There is no minimum for subsequent investments.]

Tax Information

If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Optimize Asset Allocation Fund

Investment Objective

The investment objective of the Optimize Asset Allocation Fund (the “Fund”) is to maximize long term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.

Shareholder Fees (fees paid directly from your investment)	[Class I]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)(1)	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[Class I]
Management Fees	[ ]	%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Fee waiver and/or Expense Reimbursement	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement(2)	[ ]	%

(1)       Other expenses are based on estimated amounts for the current fiscal year and include estimated initial offering and organizational expenses.

(2)       Optimize Wealth Management Inc. (the “Adviser”) has contractually obligated to waive a portion of its management fees and to reimburse certain expenses of the Fund to the extent necessary to assume initial offering and organizational expenses through [at least one year from the date of this prospectus]. Any management fees waived or expenses reimbursed may be subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment exceed [  ]% of the Fund’s average daily net assets. Termination or modification of this obligations requires approval by the Fund’s Board of Trustees (the “Board”).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year		3 Years		1 Year		3 Years
[Class I] shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

In managing the Fund, Optimize Wealth Management Inc. (the “Adviser”) seeks to build a portfolio of growth- and income-oriented investments across sectors and geographies. The Fund has the flexibility to allocate its assets by investing directly or indirectly in a broad range of asset classes and investment types. The Fund invests in publicly traded equity securities, fixed income securities, and other investment companies, as well as cash and cash equivalents, government securities, and money market instruments.

The Adviser will assess prevailing market conditions to either increase, decrease or change its investment allocation.

There is no requirement with respect to the credit quality, maturity or duration of debt securities in which the Fund may invest. The Fund’s investments may include investment grade securities and below investment grade securities, commonly referred to as “junk bonds.”

The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “1940 Act”). When investing in underlying funds, the Adviser seeks to select fund managers that have strong track records and financial interests that are closely aligned with those of the Fund.

The Fund may engage in derivative transactions to seek return and to hedge against fluctuations in currency or interest rate risks. The Fund is a “limited derivatives user” within the meaning of Rule 18f-4 under the 1940 Act and, therefore, is required to limit its derivatives exposure (excluding derivatives transactions used to hedge certain currency or interest rate risks) to 10% of its net assets.

The Fund may invest in securities of issuers located in developed and emerging market countries. The Fund’s investments may be denominated in foreign (non-U.S.) currencies or in U.S. dollars. The Fund may hedge its foreign currency exposure, including through the use of exchange listed currency options to mitigate the risk of exchange rate fluctuations where the Fund has purchased or invested, or committed to invest, in securities denominated in foreign (non-U.S.) currencies.

The Fund may borrow for investment purposes or to provide liquidity, subject to the limits of the 1940 Act.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or to pursue alternative investment options.

The Fund is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.

Principal Risks

Asset Allocation. Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Fund invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to or within an asset class that underperforms compared to other asset classes or investments. the Fund may underperform funds that allocate their assets differently than the Fund, due to differences in the relative performance of asset classes and subsets of asset classes.

Cash and Money Market Instruments; Temporary Defensive Positions. The Fund may invest in cash or money market instruments, including high quality short-term instruments or an affiliated investment company that invests in such instruments. During unusual market conditions, including for temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or money market instruments, which may be inconsistent with its investment objective and other policies, and as such, the Fund may not achieve its investment objective during this period.

Credit Risk. Credit risk is the possibility that a borrower, or the counterparty to a derivatives contract, is unable or unwilling to repay the loan or obligation, either on time or at all. Companies, governments and special purpose vehicles (such as vehicles that issue asset-backed securities or mortgage-backed securities) that borrow money, and the debt securities they issue, are rated by specialized rating agencies. Debt securities issued by companies or governments in emerging markets often have higher credit risk (lower rated debt), while debt securities issued by well-established companies or by governments of developed countries tend to have lower credit risk (higher rated debt). A downgrade in an issuer’s credit rating or other adverse news regarding an issuer can influence a debt security’s market value. Other factors can also influence a debt security’s market value, such as the level of liquidity of the security, a change in the market perception of the creditworthiness of the security, the parties involved in structuring the security and the underlying assets, if any. Lower rated and unrated debt instruments generally offer a better return than higher grade debt instruments but have the potential for substantial loss. Companies or markets with higher credit risk tend to be more volatile in the short term.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business (such as trading, securities lending or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivatives counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. As a “limited derivatives user” within the meaning of Rule 18f-4 under the 1940 Act, the Fund is restricted in its ability to engage in certain derivatives transactions.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Fixed-Income Securities and Other Debt Instruments. Fixed-income securities and other debt instruments include all types of fixed and floating-rate bonds and notes, such as convertible securities and other hybrid securities (other than preferred stock); corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including “indexed” securities; loans; loan participations and assignments; delayed funding loans and revolving credit facilities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks and other debt instruments. Fixed-income securities and other debt instruments are issued by: foreign governments or their subdivisions, agencies and government-sponsored enterprises; sovereign entities; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and foreign corporations. Fixed-income securities and other debt instruments include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), which are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when-issued basis. While zero coupon bonds do not make periodic payments of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities. The market price of a fixed-income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, rising inflation, or decreased liquidity due to, for example, market uncertainty about the value of a fixed-income investment (or class of fixed income investments).

Foreign Investment Risk. Foreign (non-US) investments may be affected by global economic and political factors, as well as the economic and political factors of the particular country or geographic region in which the issuer operates, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. Many foreign countries have less stringent accounting, auditing and reporting standards. Some foreign stock markets have less trading volume, which may make it more difficult to sell an investment or make prices more volatile. Certain countries may also have foreign investment or exchange laws that make it difficult to sell an investment or may impose withholding or other taxes that could reduce the return on the investment. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk. The risks of foreign investments are generally higher in emerging markets.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the Adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Interest Rate Risk. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.

Investments in Public Companies. The Fund or underlying funds may invest in public companies or take private portfolio companies public. Investments in public companies may subject the Fund or underlying funds to risks that differ in type or degree from those involved with investments in privately held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund or underlying funds to dispose of such securities at certain times (including due to the possession by the Fund or underlying funds of material non-public information), increased likelihood of shareholder litigation against such companies’ board members, regulatory action by the domestic or foreign securities regulators and increased costs associated with each of the aforementioned risks.

Investments in Small- and Mid-Capitalization Companies A component of the Fund’s investment strategy is to invest in small- and mid-capitalization companies. While investments in small- and mid-cap companies may present greater opportunities for growth, such investments may also entail larger risks than are customarily associated with investments in large companies. Small and medium-sized companies may have more limited product lines, markets and financial resources, and may be dependent on smaller management groups. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Further, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of private equity investments generally, and the somewhat greater illiquidity of private investments in small and medium-sized companies, could make it difficult for the Fund s to react quickly to negative economic or political developments.

Large Investor Risk. The securities of a Fund may be held in significant percentages by an investor, including another fund. In order to meet purchase and redemption requests by the investor, the Fund may have to alter its holdings significantly and purchase or sell investments at unfavorable prices. This can reduce the returns of the Fund.

Leverage Risk. Certain types of Fund transactions may give rise to economic leverage, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s NAV to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

The Fund’s investments in private securities are highly illiquid, and there can be no assurance that the Fund or any Underlying Fund will be able to realize on its private investments in a timely manner or at all, which may also make the underlying investments difficult to value. Illiquidity may result from the absence of an established market for the investments as well as legal or contractual restrictions on their resale. In addition, private credit and private equity investments by their nature are often difficult or time consuming to liquidate. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and a Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale.

Lower Rated Investments. Investments in obligations rated below investment grade and comparable unrated securities (sometimes referred to as “junk”) generally entail greater economic, credit and liquidity risks than investment grade securities. Lower rated investments are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments. Lower rated investments are considered primarily speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. The market value of the Fund’s investments will rise and fall based on specific company developments and/or in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) including but not limited to war and occupation, terrorism, geopolitics, health crises, terrorism, natural disasters, climate change, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Market value will also vary with changes in the general economic and financial conditions in countries where the investments are based (whether as a result of political, social or environmental changes or otherwise). Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

New Fund Risk. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. It is designed for long-term investors and not as a trading vehicle.

A new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in a new and smaller fund, such as the Fund. New and smaller funds may also require a period of time before they are invested in securities, in particular in underlying private funds, that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new or smaller fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy.

Non-Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund's shares may be more volatile than the values of shares of more diversified funds.

Other Investment Companies. The main risk of investing in other investment companies, including ETFs and closed-end funds, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. Fund shareholders will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

In addition, shares of investment companies that are listed on an exchange may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress.

Portfolio Turnover. The Fund may engage in active and frequent trading of portfolio securities to carry out its investment strategies, which may result in high portfolio turnover. A high portfolio turnover rate may increase transaction costs, which may lower the Fund’s performance and may increase the likelihood of capital gains distributions.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Restricted Securities. Securities held by the Fund may be legally restricted as to resale (such as those issued in private placements), including commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, securities eligible for resale pursuant to Rule 144A thereunder, and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States pursuant to Regulation S thereunder. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. In addition, if the Adviser receives non-public information about the issuer, the Fund may as a result be unable to sell the securities.

Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. It may be difficult to sell restricted securities at a price representing fair value until such time as the securities may be sold publicly. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Holdings of restricted securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.

Sector Risk. Because the Fund may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or government-sponsored enterprises. U.S. government securities are subject to market risk and interest rate risk, and may be subject to varying degrees of credit risk.

Performance

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at: www.owm.com. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Management

Investment Adviser. Optimize Wealth Management Inc. (the “Adviser”).

Portfolio Managers

[NAME], [TITLE], has managed the Fund since [DATE.]

[NAME], [TITLE], has managed the Fund since [DATE.]

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.

[You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, [ADDRESS], or by calling [TOLL-FREE NUMBER]. The minimum initial purchase or exchange into the Fund is $100 for [Class I] Shares [(waived in certain circumstances)).] There is no minimum for subsequent investments.]

Tax Information

If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Optimize Strategic Income Fund

Investment Objective

The investment objective of the Optimize Strategic Income Fund (the “Fund”) is to maximize total returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below

Shareholder Fees (fees paid directly from your investment)	[Class I]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)(1)	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[Class I]
Management Fees	[ ]	%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Fee waiver and/or Expense Reimbursement	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement(2)	[ ]	%

(1)       Other expenses are based on estimated amounts for the current fiscal year and include estimated initial offering and organizational expenses.

(2)       Optimize Wealth Management Inc. (the “Adviser”) has contractually obligated to waive a portion of its management fees and to reimburse certain expenses of the Fund to the extent necessary to assume initial offering and organizational expenses through [at least one year from the date of this prospectus]. Any management fees waived or expenses reimbursed may be subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment exceed [  ]% of the Fund’s average daily net assets. Termination or modification of this obligations requires approval by the Fund’s Board of Trustees (the “Board”).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year		3 Years		1 Year		3 Years
[Class I] shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in income-oriented investments (the “80% Policy”). For purposes of this 80% policy, income-oriented investments include any investments or instruments that pay dividends and/or interest, whether in cash or in kind; that generate premiums; that are issued at a discount; or that otherwise generate or result in income for the Fund.

In managing the Fund, Optimize Wealth Management Inc. (the “Adviser”) seeks to build a portfolio of income-oriented investments across various asset- and sub-asset classes by primarily investing in fixed income securities, loans, mortgage or other asset backed securities, preferred shares, interest bearing securities, collateralized notes, and other dividend yielding securities. The Fund may also invest in cash and cash equivalents, government securities, and money market instruments.

There is no requirement with respect to the credit quality, maturity or duration of debt securities in which the Fund may invest. The Adviser seeks to manage the duration of the Fund to balance investment returns with interest rate policy and forecasting. In managing duration of the Fund, factors considered by the Adviser include time to maturity, market liquidity, risk premiums, duration and convexity.

The Fund may make investments that are rated below investment grade or, if not rated, of equivalent quality (commonly referred to as “junk bonds”) without limit.

The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “1940 Act”). When investing in underlying funds, the Adviser seeks to select fund managers that have strong track records and financial interests that are closely aligned with those of the Fund.

The Fund may engage in derivative transactions to seek return and to hedge against fluctuations in currency or interest rate risks. The Fund is a “limited derivatives user” within the meaning of Rule 18f-4 under the 1940 Act and, therefore, is required to limit its derivatives exposure (excluding derivatives transactions used to hedge certain currency or interest rate risks) to 10% of its net assets.

The Fund’s investments may be denominated in foreign (non-U.S.) currencies or in U.S. dollars. The Fund may hedge its foreign currency exposure, including through the use of exchange listed currency options to mitigate the risk of exchange rate fluctuations where the Fund has purchased or invested, or committed to invest, in securities denominated in foreign (non-U.S.) currencies.

The Fund may borrow for investment purposes or to provide liquidity, subject to the limits of the 1940 Act.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or to pursue alternative investment options.

The Fund is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.

Principal Risks

Bank Instruments. Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio. In the event of a bank insolvency or failure, the Portfolio may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the Portfolio might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure.

Cash and Money Market Instruments; Temporary Defensive Positions. The Fund may invest in cash or money market instruments, including high quality short-term instruments or an affiliated investment company that invests in such instruments. During unusual market conditions, including for temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or money market instruments, which may be inconsistent with its investment objective and other policies, and as such, the Fund may not achieve its investment objective during this period.

Collateralized Loan Obligations and Other Collateralized Obligations. A collateralized loan obligation (“CLO”) is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. CLOs may incur management fees and administration fees. The risks of investing in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund may invest, and can generally be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and the risk of default of the underlying asset, among others.

Credit Risk. Credit risk is the possibility that a borrower, or the counterparty to a derivatives contract, is unable or unwilling to repay the loan or obligation, either on time or at all. Companies, governments and special purpose vehicles (such as vehicles that issue asset-backed securities or mortgage-backed securities) that borrow money, and the debt securities they issue, are rated by specialized rating agencies. Debt securities issued by companies or governments in emerging markets often have higher credit risk (lower rated debt), while debt securities issued by well-established companies or by governments of developed countries tend to have lower credit risk (higher rated debt). A downgrade in an issuer’s credit rating or other adverse news regarding an issuer can influence a debt security’s market value. Other factors can also influence a debt security’s market value, such as the level of liquidity of the security, a change in the market perception of the creditworthiness of the security, the parties involved in structuring the security and the underlying assets, if any. Lower rated and unrated debt instruments generally offer a better return than higher grade debt instruments but have the potential for substantial loss. Companies or markets with higher credit risk tend to be more volatile in the short term.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business (such as trading, securities lending or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivatives counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. As a “limited derivatives user” within the meaning of Rule 18f-4 under the 1940 Act, the Fund is restricted in its ability to engage in certain derivatives transactions.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Fixed-Income Securities and Other Debt Instruments. Fixed-income securities and other debt instruments include all types of fixed and floating-rate bonds and notes, such as convertible securities and other hybrid securities (other than preferred stock); corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including “indexed” securities; loans; loan participations and assignments; delayed funding loans and revolving credit facilities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks and other debt instruments. Fixed-income securities and other debt instruments are issued by: foreign governments or their subdivisions, agencies and government-sponsored enterprises; sovereign entities; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and foreign corporations. Fixed-income securities and other debt instruments include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), which are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when-issued basis. While zero coupon bonds do not make periodic payments of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities. The market price of a fixed-income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, rising inflation, or decreased liquidity due to, for example, market uncertainty about the value of a fixed-income investment (or class of fixed income investments).

Foreign Investment Risk. Foreign (non-US) investments may be affected by global economic and political factors, as well as the economic and political factors of the particular country or geographic region in which the issuer operates, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. Many foreign countries have less stringent accounting, auditing and reporting standards. Some foreign stock markets have less trading volume, which may make it more difficult to sell an investment or make prices more volatile. Certain countries may also have foreign investment or exchange laws that make it difficult to sell an investment or may impose withholding or other taxes that could reduce the return on the investment. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk. The risks of foreign investments are generally higher in emerging markets.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the Adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Interest in Loans. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.

Interest Rate Risk. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.

Investments in Public Companies. The Fund or underlying funds may invest in public companies or take private portfolio companies public. Investments in public companies may subject the Fund or underlying funds to risks that differ in type or degree from those involved with investments in privately held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund or underlying funds to dispose of such securities at certain times (including due to the possession by the Fund or underlying funds of material non-public information), increased likelihood of shareholder litigation against such companies’ board members, regulatory action by the domestic or foreign securities regulators and increased costs associated with each of the aforementioned risks.

Investments in Small- and Mid-Capitalization Companies A component of the Fund’s investment strategy is to invest in small- and mid-capitalization companies. While investments in small- and mid-cap companies may present greater opportunities for growth, such investments may also entail larger risks than are customarily associated with investments in large companies. Small and medium-sized companies may have more limited product lines, markets and financial resources, and may be dependent on smaller management groups. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Further, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of private equity investments generally, and the somewhat greater illiquidity of private investments in small and medium-sized companies, could make it difficult for the Fund s to react quickly to negative economic or political developments.

Large Investor Risk. The securities of a Fund may be held in significant percentages by an investor, including another fund. In order to meet purchase and redemption requests by the investor, the Fund may have to alter its holdings significantly and purchase or sell investments at unfavorable prices. This can reduce the returns of the Fund.

Leverage Risk. Certain types of Fund transactions may give rise to economic leverage, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s NAV to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

The Fund’s investments in private securities are highly illiquid, and there can be no assurance that the Fund or any Underlying Fund will be able to realize on its private investments in a timely manner or at all, which may also make the underlying investments difficult to value. Illiquidity may result from the absence of an established market for the investments as well as legal or contractual restrictions on their resale. In addition, private credit and private equity investments by their nature are often difficult or time consuming to liquidate. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and a Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale.

Lower Rated Investments. Investments in obligations rated below investment grade and comparable unrated securities (sometimes referred to as “junk”) generally entail greater economic, credit and liquidity risks than investment grade securities. Lower rated investments are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments. Lower rated investments are considered primarily speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. The market value of the Fund’s investments will rise and fall based on specific company developments and/or in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) including but not limited to war and occupation, terrorism, geopolitics, health crises, terrorism, natural disasters, climate change, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Market value will also vary with changes in the general economic and financial conditions in countries where the investments are based (whether as a result of political, social or environmental changes or otherwise). Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

Mortgage- and/or Asset-Backed Securities. Defaults on, or low credit quality or liquidity of, the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets, and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.

New Fund Risk. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. It is designed for long-term investors and not as a trading vehicle.

A new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in a new and smaller fund, such as the Fund. New and smaller funds may also require a period of time before they are invested in securities, in particular in underlying private funds, that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new or smaller fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy.

Non-Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund's shares may be more volatile than the values of shares of more diversified funds.

Other Investment Companies. The main risk of investing in other investment companies, including ETFs and closed-end funds, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. Fund shareholders will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

In addition, shares of investment companies that are listed on an exchange may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress.

Preferred Stocks. Preferred stock generally has preference over common stock but is generally subordinate to debt instruments with respect to dividends and liquidation. Preferred stocks are subject to the risks associated with other types of equity securities, as well as greater credit or other risks than senior debt instruments. In addition, preferred stocks are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.

Prepayment and Extension. Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Restricted Securities. Securities held by the Fund may be legally restricted as to resale (such as those issued in private placements), including commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, securities eligible for resale pursuant to Rule 144A thereunder, and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States pursuant to Regulation S thereunder. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. In addition, if the Adviser receives non-public information about the issuer, the Fund may as a result be unable to sell the securities.

Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. It may be difficult to sell restricted securities at a price representing fair value until such time as the securities may be sold publicly. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Holdings of restricted securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.

Sector Risk. Because the Fund may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

Performance

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at: www.owm.com. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Management

Investment Adviser. Optimize Wealth Management Inc. (the “Adviser”).

Portfolio Managers

[NAME], [TITLE], has managed the Fund since [DATE.]

[NAME], [TITLE], has managed the Fund since [DATE.]

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.

[You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, [ADDRESS], or by calling [TOLL-FREE NUMBER]. The minimum initial purchase or exchange into the Fund is $100 for [Class I] Shares [(waived in certain circumstances)).] There is no minimum for subsequent investments.]

Tax Information

If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Optimize Premium Income Fund

Investment Objective

The investment objective of the Optimize Premium Income Fund (the “Fund”) is to maximize long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.

Shareholder Fees (fees paid directly from your investment)	[Class I]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)(1)	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[Class I]
Management Fees(1)	[ ]	%
Incentive Fee(2)	[ ]	%
Distribution and Service (12b-1) Fees	None
Other Expenses(3)	[ ]	%
[Acquired Fund Fees and Expenses(4)]	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Fee waiver and/or Expense Reimbursement	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement(5)	[ ]	%

(1)       The Fund pays Optimize Wealth Management Inc. (the “Adviser”) a fee consisting of two components – a base management fee and an incentive fee (the “Incentive Fee”). The management fee is payable at the end of each calendar month at the annual rate of [   ]% of the average daily net assets of the Fund. See “Management and Incentive Fees” for additional information.

(2)       The Adviser is also paid an Incentive Fee. The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee to increase to the extent the Fund earns greater interest income through its investments. [The Incentive Fee is calculated and payable quarterly in arrears based upon “pre-incentive fee investment income” attributable to the Fund’s [Class I] Shares for the immediately preceding quarter.] The Fund has not included the Incentive Fee under the investment advisory agreement in the table above due to the uncertainty regarding whether the Incentive Fee would be payable given that it is dependent on the Fund’s future performance. See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated.

(3)       Other expenses are based on estimated amounts for the current fiscal year and include estimated initial offering and organizational expenses.

[(4)      Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Underlying Funds. Generally, asset-based fees payable in connection with Underlying Fund investments will range from [ ]% to [ ]% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically [ ]% of an Underlying Fund’s net profits as carried interest allocation, although it is possible that such amounts may be exceeded for certain sponsors of Underlying Funds. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. The amount presented in the table estimates the amounts the Fund expects to pay during the first 12 months, assuming the Fund raises $[ ] million of proceeds during that time.]

(5)       Optimize Wealth Management Inc. (the “Adviser”) has contractually obligated to waive a portion of its management fees and to reimburse certain expenses of the Fund to the extent necessary to assume initial offering and organizational expenses through [at least one year from the date of this prospectus]. Any management fees waived or expenses reimbursed may be subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment exceed [  ]% of the Fund’s average daily net assets. Termination or modification of this obligations requires approval by the Fund’s Board of Trustees (the “Board”).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. The Incentive Fee under the investment advisory agreement is not included in the example due to the uncertainty regarding whether the Incentive Fee would be payable given that it is dependent on the Fund’s performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year		3 Years		1 Year		3 Years
[Class I] shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a portfolio of income-oriented, yield-oriented, and total return-oriented investments. The Fund uses a multi-asset investment strategy, which includes selecting public and private growth- and yield-oriented investments, seeking tactical market exposure, and obtaining stakes in private investment funds and companies. In selecting securities for the Fund’s portfolio, the Adviser relies on guiding principles that stress independent research, stringent security selection, and disciplined portfolio construction. The Adviser combines equity and yield-based analysis with other sound investment strategies aimed to deliver attractive returns on a relative basis throughout full market cycles.

The Fund invests in a portfolio of private and public securities, including Underlying Funds (as defined below) managed by the Adviser and/or third parties, to obtain exposure to a range of different asset classes and strategies. There are no limitations on the amount of the Fund’s assets that may be invested in any asset class, strategy, sector, or geographic region, and may invest in issuers of any market capitalization and credit rating.

The public securities in which the Fund invests include underlying public funds managed by third parties, such as exchange-traded funds (“ETFs”), closed-end funds (including business development companies (“BDCs”)), and mutual funds (together “Underlying Public Funds,” and together with the Underlying Private Funds, “Underlying Funds”). The Fund may also invest in cash and cash equivalents, government securities, money market instruments, investment grade securities, and other publicly traded equity and fixed-income securities of companies of any market capitalization in U.S. or foreign markets (including emerging markets). The Fund’s investments in public securities generally are used to obtain exposure to the following types of strategies and asset classes:

-	Private debt. Private debt exposure is obtained primarily through publicly traded BDCs that invest with the objective of generating current income or capital appreciation through private credit or loan agreements.

-	Real estate. Real estate exposure is gained primarily through publicly traded real estate investment trusts (“REITs”). REITs are entities that own, operate, or finance income-generating real estate.

-	High-yield equity. High-yield equity strategies generally invest in companies whose dividend yields are such that investors can benefit through potential appreciation in the stock’s price as well as distributions made by the company.

-	Public debt. Public debt exposure is gained through investments made directly or through Underlying [Public] Funds with exposure to yield-oriented investments, such as publicly traded debt obligations of corporations, municipalities, or governments.

The Fund also seeks to obtain tactical market exposure in various asset classes to take advantage of prevailing market opportunities, primarily through the use of ETFs.

The Fund may invest up to 15% of its net assets at the time of investment in certain private securities, including private credit funds, private equity funds, private real estate investment trusts, private infrastructure funds, private secondaries funds, and private funds-of-funds (together “Underlying Private Funds”), and in direct investments in fixed income securities of private issuers.

The Adviser determines the allocation of the Fund’s assets among asset classes and allocates a significant majority of the Fund’s assets to various Underlying Funds. When investing in Underlying Funds, the Adviser seeks to select fund managers that have strong track records and financial interests that are closely aligned with those of the Fund. In some cases, Underlying Private Funds are acquired on a secondary basis from previous investors. The Investment Company of 1940 Act (the “1940 Act”) may impose limits and restrict the Fund’s ability to invest in assets in any one Underlying Fund or in Underlying Funds managed by the one third-party manager. The Fund may invest in Underlying Funds, including other investment companies, such as ETFs and closed-end funds, to the extent permitted under the 1940 Act.

The Fund seeks to diversify its investment portfolio, including Underlying Funds and direct investments, by focusing on a variety of industries and regions at various stages of the business life cycle. The Adviser will adjust allocations from time to time among different Underlying Funds and strategies based on its assessment of market conditions and opportunities. From time to time, the Fund may have substantial exposure to a particular asset class, industry, sector, country, or region. The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or to pursue alternative investment options.

The Fund’s investments may be denominated in foreign (non-U.S.) currencies or in U.S. dollars. The Fund may hedge its foreign currency exposure, including through the use of exchange listed currency options, to mitigate the risk of exchange rate fluctuations where the Fund has purchased or invested, or committed to invest, in securities denominated in foreign (non-U.S.) currencies.

The Fund may engage in derivative transactions to seek return and to hedge against fluctuations in currency or interest rate risks. The Fund is a “limited derivatives user” within the meaning of Rule 18f-4 under the 1940 Act and, therefore, is required to limit its derivatives exposure (excluding derivatives transactions used to hedge certain currency or interest rate risks) to 10% of its net assets.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.

The Fund is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.

Principal Risks

Cash and Money Market Instruments; Temporary Defensive Positions. The Fund may invest in cash or money market instruments, including high quality short-term instruments or an affiliated investment company that invests in such instruments. During unusual market conditions, including for temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or money market instruments, which may be inconsistent with its investment objective and other policies, and as such, the Fund may not achieve its investment objective during this period.

Changes in Laws or Regulations. Additional laws may apply to the Underlying Funds and the portfolio companies that they hold, as well as to companies in which the Fund invests directly. Compliance with, and monitoring of, applicable laws and regulations may be difficult, time consuming and costly. Those laws and regulations and their interpretation and application may also change from time to time and those changes could have a material adverse effect on an Underlying Fund’s business, investments and results of operations. In addition, a failure to comply with applicable laws or regulations, as interpreted and applied, could have a material adverse effect on the business, investments and results of operations of the Underlying Funds. The Fund must comply with various legal requirements, including requirements imposed by U.S. and foreign anti-money laundering laws, securities laws, commodities laws, and tax laws. These laws may be modified by legislative, judicial or administrative action at any time. Revisions to the U.S. securities laws and interpretations thereof and potential future revisions and interpretations could adversely affect the Fund or the Adviser and, in that regard, could require modifications to the Fund’s intended investment program or increase compliance costs of operating the Fund.

Credit Risk. Credit risk is the possibility that a borrower, or the counterparty to a derivatives contract, is unable or unwilling to repay the loan or obligation, either on time or at all. Companies, governments and special purpose vehicles (such as vehicles that issue asset-backed securities or mortgage-backed securities) that borrow money, and the debt securities they issue, are rated by specialized rating agencies. Debt securities issued by companies or governments in emerging markets often have higher credit risk (lower rated debt), while debt securities issued by well-established companies or by governments of developed countries tend to have lower credit risk (higher rated debt). A downgrade in an issuer’s credit rating or other adverse news regarding an issuer can influence a debt security’s market value. Other factors can also influence a debt security’s market value, such as the level of liquidity of the security, a change in the market perception of the creditworthiness of the security, the parties involved in structuring the security and the underlying assets, if any. Lower rated and unrated debt instruments generally offer a better return than higher grade debt instruments but have the potential for substantial loss. Companies or markets with higher credit risk tend to be more volatile in the short term.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business (such as trading, securities lending or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivatives counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. As a “limited derivatives user” within the meaning of Rule 18f-4 under the 1940 Act, the Fund is restricted in its ability to engage in certain derivatives transactions.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Foreign Investment Risk. Foreign (non-US) investments may be affected by global economic and political factors, as well as the economic and political factors of the particular country or geographic region in which the issuer operates, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. Many foreign countries have less stringent accounting, auditing and reporting standards. Some foreign stock markets have less trading volume, which may make it more difficult to sell an investment or make prices more volatile. Certain countries may also have foreign investment or exchange laws that make it difficult to sell an investment or may impose withholding or other taxes that could reduce the return on the investment. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk. The risks of foreign investments are generally higher in emerging markets.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the Adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Incentive Fee Risk. The investment advisory agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee they received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received. The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage them to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Infrastructure Investment Risk. The Fund may make investments in securities issued to finance the development of infrastructure in the U.S. and outside of the U.S., including, for example, highways, airports, water and sewerage facilities, and energy distribution and telecommunication networks, schools, universities, hospitals, public housing and prisons. Investments in infrastructure are highly regulated and a failure by the Fund to comply with all applicable regulations may result in a substantial loss on investment. Some infrastructure projects may be in unstable political environments, which could impact the efficiency of an operation or prevent the continued operation of an asset in extreme circumstances. Although the liquidity of infrastructure investments varies by project, the market for these assets is generally not liquid and the Fund may not be able to readily liquidate an investment. There are varying levels of liability and liability protection incorporated in infrastructure investments. Governmental liability shields may not transfer to new operators.

Interest Rate Risk. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.

Investments in Other Underlying Funds. Some Underlying Funds are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Underlying Fund level. The Fund’s investments in Underlying Private Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Adviser and the net asset value of the Fund’s shares. The Adviser is also dependent on information, including performance information, provided by the Underlying Private Funds, which if inaccurate could adversely affect the Adviser’s ability to accurately value the Fund’s shares.

Certain Underlying Private Funds, including unaffiliated private equity funds and private credit funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Underlying Private Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by advisors of Underlying Private Funds also creates an incentive for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Underlying Private Fund invests in a special situation investment (an investment in securities or other instruments that an Underlying Private Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Underlying Private Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized.

The Fund also may purchase non-voting securities of, or to contractually forego the right to vote in respect of, Underlying Private Funds in order to prevent the Fund from becoming an “affiliated person” of the Underlying Private Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Underlying Private Fund, including matters that could adversely affect the Fund’s investment.

Investments in Public Companies. The Fund or underlying funds may invest in public companies or take private portfolio companies public. Investments in public companies may subject the Fund or underlying funds to risks that differ in type or degree from those involved with investments in privately held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund or underlying funds to dispose of such securities at certain times (including due to the possession by the Fund or underlying funds of material non-public information), increased likelihood of shareholder litigation against such companies’ board members, regulatory action by the domestic or foreign securities regulators and increased costs associated with each of the aforementioned risks.

Investments in Small- and Mid-Capitalization Companies A component of the Fund’s investment strategy is to invest in small- and mid-capitalization companies. While investments in small- and mid-cap companies may present greater opportunities for growth, such investments may also entail larger risks than are customarily associated with investments in large companies. Small and medium-sized companies may have more limited product lines, markets and financial resources, and may be dependent on smaller management groups. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Further, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of private equity investments generally, and the somewhat greater illiquidity of private investments in small and medium-sized companies, could make it difficult for the Fund s to react quickly to negative economic or political developments.

Large Investor Risk. The securities of a Fund may be held in significant percentages by an investor, including another fund. In order to meet purchase and redemption requests by the investor, the Fund may have to alter its holdings significantly and purchase or sell investments at unfavorable prices. This can reduce the returns of the Fund.

Leverage Risk. Certain types of Fund transactions may give rise to economic leverage, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s NAV to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

The Fund’s investments in private securities are highly illiquid, and there can be no assurance that the Fund or any Underlying Fund will be able to realize on its private investments in a timely manner or at all, which may also make the underlying investments difficult to value. Illiquidity may result from the absence of an established market for the investments as well as legal or contractual restrictions on their resale. In addition, private credit and private equity investments by their nature are often difficult or time consuming to liquidate. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and a Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale.

Market Risk. The market value of the Fund’s investments will rise and fall based on specific company developments and/or in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) including but not limited to war and occupation, terrorism, geopolitics, health crises, terrorism, natural disasters, climate change, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Market value will also vary with changes in the general economic and financial conditions in countries where the investments are based (whether as a result of political, social or environmental changes or otherwise). Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

New Fund Risk. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. It is designed for long-term investors and not as a trading vehicle.

A new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in a new and smaller fund, such as the Fund. New and smaller funds may also require a period of time before they are invested in securities, in particular in underlying private funds, that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new or smaller fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy.

Non-Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund's shares may be more volatile than the values of shares of more diversified funds.

Other Investment Companies. The main risk of investing in other investment companies, including ETFs and closed-end funds, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. Fund shareholders will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

In addition, shares of investment companies that are listed on an exchange may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Real Estate and REIT Investment Risk. Investments in real estate related securities are subject to the risk that the value of the real estate underlying the securities will decline. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may fail to qualify for the favorable tax treatment available to REITs or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Additionally, rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Fund’s losses.

Restricted Securities. Securities held by the Fund may be legally restricted as to resale (such as those issued in private placements), including commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, securities eligible for resale pursuant to Rule 144A thereunder, and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States pursuant to Regulation S thereunder. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. In addition, if the Adviser receives non-public information about the issuer, the Fund may as a result be unable to sell the securities.

Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. It may be difficult to sell restricted securities at a price representing fair value until such time as the securities may be sold publicly. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Holdings of restricted securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.

Sector Risk. Because the Fund may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

Valuation Risk. A portion of the investments made by the Fund, including investments that are made through the Underlying Funds, will be in the form of investments for which no published market exists. The Adviser will be required to make good faith determinations as to the fair value of these investments on a regular basis in connection with the calculation of NAV and the preparation of the Fund’s financial statements. In many cases, the Adviser will be basing its determinations largely on fair value determinations made by the managers of the Underlying Funds. The process of valuing investments for which no published market exists is based on inherent uncertainties and the resulting values may differ from values that would have been used had a ready market existed for the investments and may differ from the prices at which the investments may be sold.

Performance

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at: www.owm.com. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Management

Investment Adviser. Optimize Wealth Management Inc. (the “Adviser”).

Portfolio Managers

[NAME], [TITLE], has managed the Fund since [DATE.]

[NAME], [TITLE], has managed the Fund since [DATE.]

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.

[You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, [ADDRESS], or by calling [TOLL-FREE NUMBER]. The minimum initial purchase or exchange into the Fund is $100 for [Class I] Shares [(waived in certain circumstances)).] There is no minimum for subsequent investments.]

Tax Information

If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Optimize Growth Fund

Investment Objective

The investment objective of the Optimize Growth Fund (the “Fund”) is to maximize long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.

Shareholder Fees (fees paid directly from your investment)	[Class I]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)(1)	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[Class I]
Management Fees(1)	[ ]	%
Incentive Fee(2)	[ ]	%
Distribution and Service (12b-1) Fees	None
Other Expenses(3)	[ ]	%
[Acquired Fund Fees and Expenses(4)]	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Fee waiver and/or Expense Reimbursement	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement(5)	[ ]	%

(1)       The Fund pays Optimize Wealth Management Inc. (the “Adviser”) a fee consisting of two components – a base management fee and an incentive fee (the “Incentive Fee”). The management fee is payable at the end of each calendar month at the annual rate of [   ]% of the average daily net assets of the Fund. See “Management and Incentive Fees” for additional information.

(2)       The Adviser is also paid an Incentive Fee. The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee to increase to the extent the Fund earns greater interest income through its investments. [The Incentive Fee is calculated and payable quarterly in arrears based upon “pre-incentive fee investment income” attributable to the Fund’s [Class I] Shares for the immediately preceding quarter.] The Fund has not included the Incentive Fee under the investment advisory agreement in the table above due to the uncertainty regarding whether the Incentive Fee would be payable given that it is dependent on the Fund’s future performance. See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated.

(3)       Other expenses are based on estimated amounts for the current fiscal year and include estimated initial offering and organizational expenses.

[(4)      Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Underlying Funds. Generally, asset-based fees payable in connection with Underlying Fund investments will range from [ ]% to [ ]% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically [ ]% of an Underlying Fund’s net profits as carried interest allocation, although it is possible that such amounts may be exceeded for certain sponsors of Underlying Funds. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. The amount presented in the table estimates the amounts the Fund expects to pay during the first 12 months, assuming the Fund raises $[ ] million of proceeds during that time.]

(5)       Optimize Wealth Management Inc. (the “Adviser”) has contractually obligated to waive a portion of its management fees and to reimburse certain expenses of the Fund to the extent necessary to assume initial offering and organizational expenses through [at least one year from the date of this prospectus]. Any management fees waived or expenses reimbursed may be subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment exceed [  ]% of the Fund’s average daily net assets. Termination or modification of this obligations requires approval by the Fund’s Board of Trustees (the “Board”).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. The Incentive Fee under the investment advisory agreement is not included in the example due to the uncertainty regarding whether the Incentive Fee would be payable given that it is dependent on the Fund’s performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year		3 Years		1 Year		3 Years
[Class I] shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

[Under normal market circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in growth-oriented securities (the “80% Policy”). When determining whether a company is “growth-oriented,” the Fund considers a range of factors, including, but not limited to, (i) the ability of the company to grow earnings, profits, sales, book value, market share, and/or cash flow faster than the market or faster than the market expects, (ii) whether the company has the potential to sustain such growth over the long term, (iii) financial metrics characteristic of growth companies, such as high price-to-earnings ratios or low dividend yields, (iv) momentum, i.e., the speed of price changes in the companies securities, and (v) other factors.

To achieve its investment objective, the Fund uses a multi-asset, multi-strategy approach which provides investors with access to a portfolio of public and private investments, including stakes in growth-oriented companies, private investment funds and publicly traded private equity firms. The Fund invests in a portfolio of private and public securities, including Underlying Funds (as defined below) managed by the Adviser and/or third parties, to obtain exposure to a range of different asset classes and strategies. There are no limitations on the amount of the Fund’s assets that may be invested in any asset class, strategy, sector, or geographic region, and may invest in issuers of any market capitalization and credit rating.

The public securities in which the Fund invests include underlying public funds managed by third parties, such as exchange-traded funds (“ETFs”), closed-end funds (including business development companies (“BDCs”)), and mutual funds (together “Underlying Public Funds,” and together with the Underlying Private Funds, “Underlying Funds”). The Fund may also invest in cash and cash equivalents, government securities, money market instruments, investment grade securities, and other publicly traded equity and fixed-income securities of companies of any market capitalization in U.S. or foreign markets (including emerging markets). The Fund’s investments in public securities generally are used to obtain exposure to the following types of strategies and asset classes:

-	Private debt. Private debt exposure is obtained primarily through publicly traded BDCs that invest with the objective of generating current income or capital appreciation through private credit or loan agreements.

-	Public private equity firms. Investments in publicly traded common shares of companies that have asset management businesses with some exposure to the alternative asset management space.

-	Real estate. Real estate exposure is gained primarily through publicly traded real estate investment trusts (“REITs”). REITs are entities that own, operate, or finance income-generating real estate.

-	Infrastructure. Infrastructure investments made through publicly traded vehicles or in publicly listed securities with exposure to public systems or infrastructure projects.

-	Renewable energy. Investments made primarily in public companies with exposure to renewable energy sectors and trends, such as clean transportation, energy efficiency, and emissions reductions.

The Fund also seeks to obtain tactical market exposure in various asset classes to take advantage of prevailing market opportunities, primarily through the use of ETFs.

The Fund may invest up to 15% of its net assets at the time of investment in certain private securities, including private credit funds, private equity funds, private real estate investment trusts, private infrastructure funds, private secondaries funds, and private funds-of-funds (together “Underlying Private Funds”), and in direct investments in equity securities of private issuers.

The Adviser determines the allocation of the Fund’s assets among asset classes and allocates a significant majority of the Fund’s assets to various Underlying Funds. When investing in Underlying Funds, the Adviser seeks to select fund managers that have strong track records and financial interests that are closely aligned with those of the Fund. In some cases, Underlying Private Funds are acquired on a secondary basis from previous investors. However, the Investment Company of 1940 Act (the “1940 Act”) may impose limits and restrict the Fund’s ability to invest in assets in any one Underlying Fund or in Underlying Funds managed by the one third-party manager. The Fund may invest in Underlying Funds, including other investment companies, such as ETFs and closed-end funds, to the extent permitted under the 1940 Act.

The Adviser selects investments based on thorough fundamental and quantitative analysis and implements a risk-based and disciplined investment strategy to solidify buy, sell, and hold decisions. The Adviser seeks to diversify the Fund’s portfolio across investments and fund manager stage, vintage and sector, and employs comprehensive investment strategies to help reduce portfolio volatility. The Adviser will adjust allocations from time to time among different Underlying Funds and strategies based on its assessment of market conditions and opportunities. From time to time, the Fund may have substantial exposure to a particular asset class, industry, sector, country, or region. The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or to pursue alternative investment options.

The Fund’s investments may be denominated in foreign (non-U.S.) currencies or in U.S. dollars. The Fund may hedge its foreign currency exposure, including through the use of exchange listed currency options, to mitigate the risk of exchange rate fluctuations where the Fund has purchased or invested, or committed to invest, in securities denominated in foreign (non-U.S.) currencies.

The Fund may engage in derivative transactions to seek return and to hedge against fluctuations in currency or interest rate risks. The Fund is a “limited derivatives user” within the meaning of Rule 18f-4 under the 1940 Act and, therefore, is required to limit its derivatives exposure (excluding derivatives transactions used to hedge certain currency or interest rate risks) to 10% of its net assets.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.

The Fund is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.

Principal Risks

Cash and Money Market Instruments; Temporary Defensive Positions. The Fund may invest in cash or money market instruments, including high quality short-term instruments or an affiliated investment company that invests in such instruments. During unusual market conditions, including for temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or money market instruments, which may be inconsistent with its investment objective and other policies, and as such, the Fund may not achieve its investment objective during this period.

Changes in Laws or Regulations. Additional laws may apply to the Underlying Funds and the portfolio companies that they hold, as well as to companies in which the Fund invests directly. Compliance with, and monitoring of, applicable laws and regulations may be difficult, time consuming and costly. Those laws and regulations and their interpretation and application may also change from time to time and those changes could have a material adverse effect on an Underlying Fund’s business, investments and results of operations. In addition, a failure to comply with applicable laws or regulations, as interpreted and applied, could have a material adverse effect on the business, investments and results of operations of the Underlying Funds. The Fund must comply with various legal requirements, including requirements imposed by U.S. and foreign anti-money laundering laws, securities laws, commodities laws, and tax laws. These laws may be modified by legislative, judicial or administrative action at any time. Revisions to the U.S. securities laws and interpretations thereof and potential future revisions and interpretations could adversely affect the Fund or the Adviser and, in that regard, could require modifications to the Fund’s intended investment program or increase compliance costs of operating the Fund.

Credit Risk. Credit risk is the possibility that a borrower, or the counterparty to a derivatives contract, is unable or unwilling to repay the loan or obligation, either on time or at all. Companies, governments and special purpose vehicles (such as vehicles that issue asset-backed securities or mortgage-backed securities) that borrow money, and the debt securities they issue, are rated by specialized rating agencies. Debt securities issued by companies or governments in emerging markets often have higher credit risk (lower rated debt), while debt securities issued by well-established companies or by governments of developed countries tend to have lower credit risk (higher rated debt). A downgrade in an issuer’s credit rating or other adverse news regarding an issuer can influence a debt security’s market value. Other factors can also influence a debt security’s market value, such as the level of liquidity of the security, a change in the market perception of the creditworthiness of the security, the parties involved in structuring the security and the underlying assets, if any. Lower rated and unrated debt instruments generally offer a better return than higher grade debt instruments but have the potential for substantial loss. Companies or markets with higher credit risk tend to be more volatile in the short term.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business (such as trading, securities lending or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivatives counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. As a “limited derivatives user” within the meaning of Rule 18f-4 under the 1940 Act, the Fund is restricted in its ability to engage in certain derivatives transactions.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Foreign Investment Risk. Foreign (non-US) investments may be affected by global economic and political factors, as well as the economic and political factors of the particular country or geographic region in which the issuer operates, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. Many foreign countries have less stringent accounting, auditing and reporting standards. Some foreign stock markets have less trading volume, which may make it more difficult to sell an investment or make prices more volatile. Certain countries may also have foreign investment or exchange laws that make it difficult to sell an investment or may impose withholding or other taxes that could reduce the return on the investment. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk. The risks of foreign investments are generally higher in emerging markets.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the Adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Incentive Fee Risk. The investment advisory agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee they received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received. The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage them to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Infrastructure Investment Risk. The Fund may make investments in securities issued to finance the development of infrastructure in the U.S. and outside of the U.S., including, for example, highways, airports, water and sewerage facilities, and energy distribution and telecommunication networks, schools, universities, hospitals, public housing and prisons. Investments in infrastructure are highly regulated and a failure by the Fund to comply with all applicable regulations may result in a substantial loss on investment. Some infrastructure projects may be in unstable political environments, which could impact the efficiency of an operation or prevent the continued operation of an asset in extreme circumstances. Although the liquidity of infrastructure investments varies by project, the market for these assets is generally not liquid and the Fund may not be able to readily liquidate an investment. There are varying levels of liability and liability protection incorporated in infrastructure investments. Governmental liability shields may not transfer to new operators.

Interest Rate Risk. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.

Investments in Other Underlying Funds. Some Underlying Funds are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Underlying Fund level. The Fund’s investments in Underlying Private Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Adviser and the net asset value of the Fund’s shares. The Adviser is also dependent on information, including performance information, provided by the Underlying Private Funds, which if inaccurate could adversely affect the Adviser’s ability to accurately value the Fund’s shares.

Certain Underlying Private Funds, including unaffiliated private equity funds and private credit funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Underlying Private Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by advisors of Underlying Private Funds also creates an incentive for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Underlying Private Fund invests in a special situation investment (an investment in securities or other instruments that an Underlying Private Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Underlying Private Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized.

The Fund also may purchase non-voting securities of, or to contractually forego the right to vote in respect of, Underlying Private Funds in order to prevent the Fund from becoming an “affiliated person” of the Underlying Private Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Underlying Private Fund, including matters that could adversely affect the Fund’s investment.

Investments in Public Companies. The Fund or underlying funds may invest in public companies or take private portfolio companies public. Investments in public companies may subject the Fund or underlying funds to risks that differ in type or degree from those involved with investments in privately held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund or underlying funds to dispose of such securities at certain times (including due to the possession by the Fund or underlying funds of material non-public information), increased likelihood of shareholder litigation against such companies’ board members, regulatory action by the domestic or foreign securities regulators and increased costs associated with each of the aforementioned risks.

Investments in Small- and Mid-Capitalization Companies A component of the Fund’s investment strategy is to invest in small- and mid-capitalization companies. While investments in small- and mid-cap companies may present greater opportunities for growth, such investments may also entail larger risks than are customarily associated with investments in large companies. Small and medium-sized companies may have more limited product lines, markets and financial resources, and may be dependent on smaller management groups. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Further, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of private equity investments generally, and the somewhat greater illiquidity of private investments in small and medium-sized companies, could make it difficult for the Fund s to react quickly to negative economic or political developments.

Large Investor Risk. The securities of a Fund may be held in significant percentages by an investor, including another fund. In order to meet purchase and redemption requests by the investor, the Fund may have to alter its holdings significantly and purchase or sell investments at unfavorable prices. This can reduce the returns of the Fund.

Leverage Risk. Certain types of Fund transactions may give rise to economic leverage, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s NAV to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

The Fund’s investments in private securities are highly illiquid, and there can be no assurance that the Fund or any Underlying Fund will be able to realize on its private investments in a timely manner or at all, which may also make the underlying investments difficult to value. Illiquidity may result from the absence of an established market for the investments as well as legal or contractual restrictions on their resale. In addition, private credit and private equity investments by their nature are often difficult or time consuming to liquidate. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and a Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale.

Market Risk. The market value of the Fund’s investments will rise and fall based on specific company developments and/or in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) including but not limited to war and occupation, terrorism, geopolitics, health crises, terrorism, natural disasters, climate change, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Market value will also vary with changes in the general economic and financial conditions in countries where the investments are based (whether as a result of political, social or environmental changes or otherwise). Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

New Fund Risk. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. It is designed for long-term investors and not as a trading vehicle.

A new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in a new and smaller fund, such as the Fund. New and smaller funds may also require a period of time before they are invested in securities, in particular in underlying private funds, that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new or smaller fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy.

Non-Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund's shares may be more volatile than the values of shares of more diversified funds.

Other Investment Companies. The main risk of investing in other investment companies, including ETFs and closed-end funds, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. Fund shareholders will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

In addition, shares of investment companies that are listed on an exchange may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress.

Real Estate and REIT Investment Risk. Investments in real estate related securities are subject to the risk that the value of the real estate underlying the securities will decline. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may fail to qualify for the favorable tax treatment available to REITs or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Additionally, rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Fund’s losses.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Restricted Securities. Securities held by the Fund may be legally restricted as to resale (such as those issued in private placements), including commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, securities eligible for resale pursuant to Rule 144A thereunder, and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States pursuant to Regulation S thereunder. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. In addition, if the Adviser receives non-public information about the issuer, the Fund may as a result be unable to sell the securities.

Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. It may be difficult to sell restricted securities at a price representing fair value until such time as the securities may be sold publicly. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Holdings of restricted securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.

Sector Risk. Because the Fund may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

Valuation Risk. A portion of the investments made by the Fund, including investments that are made through the Underlying Funds, will be in the form of investments for which no published market exists. The Adviser will be required to make good faith determinations as to the fair value of these investments on a regular basis in connection with the calculation of NAV and the preparation of the Fund’s financial statements. In many cases, the Adviser will be basing its determinations largely on fair value determinations made by the managers of the Underlying Funds. The process of valuing investments for which no published market exists is based on inherent uncertainties and the resulting values may differ from values that would have been used had a ready market existed for the investments and may differ from the prices at which the investments may be sold.

Performance

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at: www.owm.com. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Management

Investment Adviser. Optimize Wealth Management Inc. (the “Adviser”).

Portfolio Managers

[NAME], [TITLE], has managed the Fund since [DATE.]

[NAME], [TITLE], has managed the Fund since [DATE.]

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.

[You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, [ADDRESS], or by calling [TOLL-FREE NUMBER]. The minimum initial purchase or exchange into the Fund is $100 for [Class I] Shares [(waived in certain circumstances)).] There is no minimum for subsequent investments.]

Tax Information

If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objectives, Principal Policies and Risks

The investment objective and principal investment policies and risks of each Fund are described in its Fund Summary.

Each Fund’s investment objective is non-fundamental and may be changed by a vote of the Fund’s Board of Trustees (the “Board” or “Trustees”), without shareholder approval. There can be no assurance that a Fund’s investment objective will be achieved or that the Fund’s investment program will be successful.

Each Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change.

Set forth below is additional information about the Funds’ principal investment policies and risks, as well as information about other types of investments and practices in which each Fund may engage from time to time. References to the Fund below are to each Fund unless otherwise noted. See also “Strategies and Risks” in the Statement of Additional Information (“SAI”). The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the SAI.

Accounting and Disclosure Standards; Limited Information. The Underlying Funds may have or make investments in any part of the world, including in countries where accounting, auditing, financial and other reporting standards, practices and disclosure requirements are not equivalent to those in the United States and Europe and may differ in fundamental ways. Accordingly, information available to the Underlying Funds and, consequently, to the Fund, including both general economic and commercial information and information concerning specific enterprises or assets, may be less reliable and less detailed than information available in more economically sophisticated countries.

Allocation of Personnel. The Adviser’s officers and employees will not be able to devote all of their business time and attention to the Fund as they will continue to be involved in the Adviser’s other business activities. The Adviser’s officers and employees will devote such time and attention to the business of the Fund as they reasonably consider necessary to carry out the operations of the Fund effectively.

Asset Allocation. Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Fund invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to or within an asset class that underperforms compared to other asset classes or investments. the Fund may underperform funds that allocate their assets differently than the Fund, due to differences in the relative performance of asset classes and subsets of asset classes.

Availability of Investments. There is no guarantee that suitable investment opportunities for the Fund’s capital will be found, that investments on favorable terms can be negotiated or that the Fund will be able to realize on the value of their investments or the value of the investments made by any Underlying Funds. Among other factors, competition for suitable portfolio investments from companies, the public equity markets and other investors may reduce the availability of investment opportunities. Specifically, there has been significant recent growth in the number of firms organized to make private credit and private equity investments throughout the world, which may result in increased competition in obtaining suitable investments for the Fund.

Bank Instruments. Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio. In the event of a bank insolvency or failure, the Portfolio may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the Portfolio might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure.

Borrowing. The Fund is permitted to borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). Any borrowings by the Fund are subject to the requirements of the 1940 Act. Borrowings are also subject to the terms of any credit agreement between the Fund and lender(s), if any. Fund borrowings may be equal to as much as 33 1/3% of the value of the Fund’s total assets (including such borrowings) less the Fund’s liabilities (other than borrowings). The Fund will not purchase additional investments while outstanding borrowings exceed 5% of the value of its total assets.

In addition, the Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well.

Cash and Money Market Instruments; Temporary Defensive Positions. The Fund may invest in cash or money market instruments, including high quality short-term instruments or an affiliated investment company that invests in such instruments. During unusual market conditions, including for temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or money market instruments, which may be inconsistent with its investment objective and other policies, and as such, the Fund may not achieve its investment objective during this period.

Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Changes in Laws or Regulations (Optimize Premium Income Fund and Optimize Growth Fund only). Additional laws may apply to the Underlying Funds and the portfolio companies that they hold, as well as to companies in which a Fund invests directly. Compliance with, and monitoring of, applicable laws and regulations may be difficult, time consuming and costly. Those laws and regulations and their interpretation and application may also change from time to time and those changes could have a material adverse effect on an Underlying Fund’s business, investments and results of operations. In addition, a failure to comply with applicable laws or regulations, as interpreted and applied, could have a material adverse effect on the business, investments and results of operations of the Underlying Funds. The Funds must comply with various legal requirements, including requirements imposed by U.S. and foreign anti-money laundering laws, securities laws, commodities laws, and tax laws. These laws may be modified by legislative, judicial or administrative action at any time. Revisions to the U.S. securities laws and interpretations thereof and potential future revisions and interpretations could adversely affect a Fund or the Adviser and, in that regard, could require modifications to a Fund’s intended investment program or increase compliance costs of operating the Fund.

Collateralized Loan Obligations and Other Collateralized Obligations. A collateralized loan obligation (“CLO”) is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. CLOs may incur management fees and administration fees. The risks of investing in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund may invest, and can generally be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and the risk of default of the underlying asset, among others.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business (such as trading, securities lending or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Credit Risk. Credit risk is the possibility that a borrower, or the counterparty to a derivatives contract, is unable or unwilling to repay the loan or obligation, either on time or at all. Companies, governments and special purpose vehicles (such as vehicles that issue asset-backed securities or mortgage-backed securities) that borrow money, and the debt securities they issue, are rated by specialized rating agencies. Debt securities issued by companies or governments in emerging markets often have higher credit risk (lower rated debt), while debt securities issued by well-established companies or by governments of developed countries tend to have lower credit risk (higher rated debt). A downgrade in an issuer’s credit rating or other adverse news regarding an issuer can influence a debt security’s market value. Other factors can also influence a debt security’s market value, such as the level of liquidity of the security, a change in the market perception of the creditworthiness of the security, the parties involved in structuring the security and the underlying assets, if any. Lower rated and unrated debt instruments generally offer a better return than higher grade debt instruments but have the potential for substantial loss. Companies or markets with higher credit risk tend to be more volatile in the short term.

In evaluating the quality of a particular instrument, the Adviser may take into consideration, among other things, a credit rating assigned by a credit rating agency, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Credit rating agencies are private services that provide ratings of the credit quality of certain investments. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s credit analysis, if applicable, at the time of rating. As such, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks. The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention, or the failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Costs are incurred in connection with conversions between currencies.

Cybersecurity Risk. As the use of technology has become more prevalent in the course of business, the Adviser and its affiliates (together, “Optimize”) and the Fund have become potentially more susceptible to operational risks through breaches of cyber security. A breach of cyber security. refers to both intentional and unintentional events that may cause Optimize or the Fund to lose proprietary information, suffer data corruption or lose operational capacity. This in turn could cause Optimize or the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security breaches may involve unauthorized access to Optimize’s or the Fund’s digital information systems (e.g., through “hacking” or malicious software coding) but may also result from outside attacks, such as denial of service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cybersecurity breaches of Optimize’s or the Fund’s or the Fund’s third-party service providers (e.g., administrators and custodians) or companies that the Fund invests in can also subject Optimize and the Fund to many of the same risks associated with direct cyber security breaches.

Dependence on Key Management Personnel. A part of the Fund’s investment strategy involves investing in Underlying Funds managed by other fund managers. As such, the performance of the Fund’s investments will depend upon the ability of the Underlying Fund managers to source, select, complete and realize appropriate investments. In the case of the Fund’s investment portfolio, reliance will be placed on fund managers managing credits funds, private equity funds and funds of funds in which the Fund invests. The performance of Underlying Funds that are fund-of-funds will in turn depend upon the managers of the underlying credit and private equity funds and portfolio companies in which they invest.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivatives counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. As a “limited derivatives user” within the meaning of Rule 18f-4 under the 1940 Act, the Fund is restricted in its ability to engage in certain derivatives transactions.

Environmental Liabilities. The Fund and Underlying Funds could face substantial risk of loss from environmental claims arising from investments made with undisclosed or unknown environmental problems or inadequate reserves or insurance for previously identified matters, as well as from occupational safety issues and concerns. Under certain circumstances, U.S. courts have held that a parent company is responsible for the environmental clean-up obligations of its subsidiary imposed by applicable laws. In the event that the Fund or an Underlying Fund is the parent of a portfolio company with such obligations, a U.S. court or a court of any other applicable jurisdiction might find that the Fund or an Underlying Fund is liable for such obligations. Environmental claims with respect to a specific investment may exceed the value of such investment.

Effects of Bankruptcy. The Fund and Underlying Funds may make investments in portfolio companies that are or may become the subject of voluntary or involuntary bankruptcy or similar proceedings under applicable laws. Certain risks that are faced in bankruptcy or similar proceedings that must be factored into the investment decision include, for example, the potential total loss of any such investment. Upon confirmation of a plan of reorganization under applicable bankruptcy laws, or as a result of a liquidation proceeding, the Fund or Underlying Funds could suffer a loss of all or a part of the value of its investment in a portfolio company. A bankruptcy filing or similar proceeding may adversely and permanently affect a portfolio company. The portfolio company could lose market position and key employees, and the liquidation value of the portfolio company may not equal the liquidation value that was believed to exist prior to the making of the investment by the Fund or an Underlying Fund.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Fixed-Income Securities and Other Debt Instruments. Fixed-income securities and other debt instruments include all types of fixed and floating-rate bonds and notes, such as convertible securities and other hybrid securities (other than preferred stock); corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including “indexed” securities; loans; loan participations and assignments; delayed funding loans and revolving credit facilities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks and other debt instruments. Fixed-income securities and other debt instruments are issued by: foreign governments or their subdivisions, agencies and government-sponsored enterprises; sovereign entities; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and foreign corporations. Fixed-income securities and other debt instruments include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), which are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when-issued basis. While zero coupon bonds do not make periodic payments of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities. The market price of a fixed-income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, rising inflation, or decreased liquidity due to, for example, market uncertainty about the value of a fixed-income investment (or class of fixed income investments).

Foreign Investment Risk. Foreign (non-US) investments may be affected by global economic and political factors, as well as the economic and political factors of the particular country or geographic region in which the issuer operates, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. Many foreign countries have less stringent accounting, auditing and reporting standards. Some foreign stock markets have less trading volume, which may make it more difficult to sell an investment or make prices more volatile. Certain countries may also have foreign investment or exchange laws that make it difficult to sell an investment or may impose withholding or other taxes that could reduce the return on the investment. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk. The risks of foreign investments are generally higher in emerging markets.

Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. Foreign issuers may become subject to sanctions imposed by the United States or another country against a particular country or countries, organizations, entities and/or individuals, which could result in the immediate freeze of the foreign issuers’ assets or securities.

The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit the Fund’s ability to buy, sell, receive or deliver the securities. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. If a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by other restrictions on investment. The risks posed by such actions with respect to a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Even if the Fund does not have significant investments in securities affected by sanctions, sanctions or the threat of sanctions may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, including through global supply chain disruptions, increased inflationary pressures, and reduced economic activity, which could have a negative effect on the Fund’s performance. In addition, trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the Fund are difficult to predict.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks it does not have in the United States.

As an alternative to holding foreign-traded investments, the Fund may invest in U.S. dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market including depositary receipts, such as ADRs and Global Depositary Receipts (“GDRs”), which evidence ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, currency risk. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and may be less liquid. Unless otherwise stated in the Fund Summaries, such investments are not subject to any stated limitation on investing in foreign securities.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the Adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Geopolitical Risk. The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one country, region, sector, industry or market or, with respect to one company, may adversely impact issuers in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord, war, banking or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Such global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s NAV, and/or exacerbate pre-existing political, social and economic risks to the Fund. The Fund’s operations may be interrupted and any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Growth Investing. Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they usually invest a high portion of earnings in their business, and they may lack the dividends of value-oriented stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments may lead to sharply falling prices because investors buy growth-oriented stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Incentive Fee Risk (Optimize Premium Income Fund and Optimize Growth Fund only). The investment advisory agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee they received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received. The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage them to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Infrastructure Investment Risk (Optimize Premium Income Fund and Optimize Growth Fund only). The Fund may make investments in securities issued to finance the development of infrastructure in the U.S. and outside of the U.S., including, for example, highways, airports, water and sewerage facilities, and energy distribution and telecommunication networks, schools, universities, hospitals, public housing and prisons. Investments in infrastructure are highly regulated and a failure by the Fund to comply with all applicable regulations may result in a substantial loss on investment. Some infrastructure projects may be in unstable political environments, which could impact the efficiency of an operation or prevent the continued operation of an asset in extreme circumstances. Although the liquidity of infrastructure investments varies by project, the market for these assets is generally not liquid and the Fund may not be able to readily liquidate an investment. There are varying levels of liability and liability protection incorporated in infrastructure investments. Governmental liability shields may not transfer to new operators.

Interest Rate Risk. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.

Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.

Investments in Other Underlying Funds. Some Underlying Funds are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Underlying Fund level. The Fund’s investments in Underlying Private Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Adviser and the net asset value of the Fund’s shares. The Adviser is also dependent on information, including performance information, provided by the Underlying Private Funds, which if inaccurate could adversely affect the Adviser’s ability to accurately value the Fund’s shares.

Certain Underlying Private Funds, including unaffiliated private equity funds and private credit funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Underlying Private Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by advisors of Underlying Private Funds also creates an incentive for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Underlying Private Fund invests in a special situation investment (an investment in securities or other instruments that an Underlying Private Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Underlying Private Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized.

The Fund also may purchase non-voting securities of, or to contractually forego the right to vote in respect of, Underlying Private Funds in order to prevent the Fund from becoming an “affiliated person” of the Underlying Private Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Underlying Private Fund, including matters that could adversely affect the Fund’s investment.

Investments in Less Established Companies. The Fund will invest in Underlying Funds that may invest in the securities of less established companies and may also include direct investments in such companies. Investments in such companies may involve greater risks than are generally associated with investments in more established companies.

Investments in Public Companies. The Fund or Underlying Funds may invest in public companies or take private portfolio companies public. Investments in public companies may subject the Fund or Underlying Funds to risks that differ in type or degree from those involved with investments in privately held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund or Underlying Funds to dispose of such securities at certain times (including due to the possession by the Fund or Underlying Funds of material non-public information), increased likelihood of shareholder litigation against such companies’ board members, regulatory action by the domestic or foreign securities regulators and increased costs associated with each of the aforementioned risks.

Investment in Restructurings of Distressed Companies. The Fund and the Underlying Funds may make investments in restructurings of distressed or non-performing companies or assets which involve a high degree of financial risk and are experiencing or are expected to experience severe financial difficulties, which may never be overcome.

Investments in Small- and Mid-Capitalization Companies. A component of the Fund’s investment strategy is to invest in small- and mid-capitalization companies. While investments in small- and mid-cap companies may present greater opportunities for growth, such investments may also entail larger risks than are customarily associated with investments in large companies. Small and medium-sized companies may have more limited product lines, markets and financial resources, and may be dependent on smaller management groups. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Further, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of private equity investments generally, and the somewhat greater illiquidity of private investments in small and medium-sized companies, could make it difficult for the Funds and Underlying Funds to react quickly to negative economic or political developments.

Large Investor Risk. The securities of a Fund may be held in significant percentages by an investor, including another fund. In order to meet purchase and redemption requests by the investor, the Fund may have to alter its holdings significantly and purchase or sell investments at unfavorable prices. This can reduce the returns of the Fund.

Leverage Risk. Certain types of Fund transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, may give rise to economic leverage, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s NAV to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Limited Information Regarding the Portfolio Companies. An Underlying Fund’s portfolio may consist primarily of securities issued by privately held portfolio companies. There is generally little or no publicly available information about such companies, and the Underlying Funds must rely on the diligence of their own employees and the consultants they hire to obtain the information necessary for their decision to invest in them. There can be no assurance that the diligence efforts of the Underlying Funds will uncover all material information about the privately held business necessary for the Underlying Funds to make a fully informed investment decision.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

The Fund’s investments in private securities are highly illiquid, and there can be no assurance that the Fund or any Underlying Fund will be able to realize on its private investments in a timely manner or at all, which may also make the underlying investments difficult to value. Illiquidity may result from the absence of an established market for the investments as well as legal or contractual restrictions on their resale. In addition, private credit and private equity investments by their nature are often difficult or time consuming to liquidate. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and a Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale.

The Fund will not acquire any illiquid investment if, immediately after the acquisition, the Fund will have invested more than 15% of its net assets in illiquid investments. Illiquid investments mean any investments that the Fund’s Adviser reasonably expects cannot be sold or disposed of in seven calendar days or less under then-current market conditions without the sale or disposition significantly changing the market value of the investment.

Lower Rated Investments. Investments in obligations rated below investment grade and comparable unrated securities (sometimes referred to as “junk”) generally entail greater economic, credit and liquidity risks than investment grade securities. Lower rated investments are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments. Lower rated investments are considered primarily speculative with respect to the issuer’s capacity to pay interest and repay principal.

Because of the greater number of investment considerations involved in investing in investments that receive lower ratings, investing in lower rated investments depends more on the Adviser’s judgment and analytical abilities than may be the case for investing in investments with higher ratings. While the Adviser will attempt to reduce the risks of investing in lower rated or unrated securities through, among other things, active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that the Adviser will be successful in doing so.

Market Risk. The market value of the Fund’s investments will rise and fall based on specific company developments and/or in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) including but not limited to war and occupation, terrorism, geopolitics, health crises, terrorism, natural disasters, climate change, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Market value will also vary with changes in the general economic and financial conditions in countries where the investments are based (whether as a result of political, social or environmental changes or otherwise). Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

Mortgage- and/or Asset-Backed Securities. Defaults on, or low credit quality or liquidity of, the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets, and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter-term securities.

These securities may be affected significantly by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying assets. During an economic downturn, the mortgages, commercial or consumer loans, trade or credit card receivables, installment purchase obligations, leases, or other debt obligations underlying an asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in asset-backed securities that contain sub-prime loans, which are loans made to borrowers with weakened credit histories and often have higher default rates. In addition, certain types of real estate may be adversely affected by changing usage trends, such as office buildings as a result of work-from-home practices and commercial facilities as a result of an increase in online shopping, which could in turn result in defaults and declines in value of mortgage-backed securities secured by such properties.

New Fund Risk. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. It is designed for long-term investors and not as a trading vehicle.

A new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in a new and smaller fund, such as the Fund. New and smaller funds may also require a period of time before they are invested in securities, in particular in underlying private funds, that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new or smaller fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy.

Non-Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund's shares may be more volatile than the values of shares of more diversified funds.

Other Investment Companies. The main risk of investing in other investment companies, including ETFs and closed-end funds, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. Fund shareholders will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

In addition, shares of investment companies that are listed on an exchange may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress.

Portfolio Turnover. The Fund may engage in active and frequent trading of portfolio securities to carry out its investment strategies, which may result in high portfolio turnover. A high portfolio turnover rate may increase transaction costs, which may lower the Fund’s performance and may increase the likelihood of capital gains distributions.

Potential Conflicts of Interest. Optimize and its directors and officers and their respective affiliates and associates may engage in the promotion, management or investment management of, or may render advice to any other account or fund that has investment objectives and strategies similar to the Fund. The Adviser may have a conflict of interest in rendering advice to the Fund because the benefit Optimize and its personnel may receive from managing some other accounts may exceed the benefit from managing the Fund’s accounts, and, therefore, may provide an incentive to favor such other accounts. Optimize intends that any other such investment mandates will be carried out in a manner that either enhances or is neutral to the investment performance of the Fund. See[“Potential Conflicts of Interest”. Although none of the directors or officers of the Adviser will devote his or her full time to the activities and affairs of the Fund, each will devote as much time as is necessary to the management of the activities and affairs of the Fund. Although officers, directors and professional staff of Optimize will devote as much time to the Fund as Optimize deems appropriate to perform their respective duties in accordance with the Declaration of Trust and its fiduciary responsibilities to the Fund, Optimize’s investment personnel may have conflicts in allocating its time and services among the Fund’s investment portfolio and the other investment portfolios managed by Optimize.

Preferred Stocks. Preferred stock generally has preference over common stock but is generally subordinate to debt instruments with respect to dividends and liquidation. Preferred stocks are subject to the risks associated with other types of equity securities, as well as greater credit or other risks than senior debt instruments. In addition, preferred stocks are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.

Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. Preferred stock includes certain hybrid securities and other types of preferred stock with different features from those of traditional preferred stock described above. Preferred stocks that are hybrid securities possess various features of both debt and traditional preferred stock and as such, they may constitute senior debt, junior debt, or preferred shares in an issuer’s capital structure. Therefore, unlike traditional preferred stock, hybrid securities may not be subordinate to a company’s debt instruments.

Preferred stock may include features permitting or requiring the issuer to defer or omit distributions. Among other things, such deferral or omission may result in adverse tax consequences for the Fund. Preferred stock generally does not have voting rights with respect to the issuer unless dividends have been in arrears for certain specified periods of time. Preferred stock may be less liquid than other securities. As a result, preferred stock is subject to the risk that they may be unable to be sold at the time desired by the Fund or at prices approximating the values at which the Fund is carrying the stock on its books. In addition, over longer periods of time, certain types of preferred stock may become more scarce or less liquid as a result of legislative changes. Such events may negatively affect the prices of stock held by the Fund, which may result in losses to the Fund. In addition, an issuer of preferred stock may redeem the stock prior to a specified date, which may occur due to changes in tax or securities laws or corporate actions. A redemption by the issuer may negatively impact the return of the preferred stock.

Prepayment and Extension. Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.

Real Estate and REIT Investment Risk. Investments in real estate related securities are subject to the risk that the value of the real estate underlying the securities will decline. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may fail to qualify for the favorable tax treatment available to REITs or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Additionally, rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Fund’s losses.

Reliance upon Borrowed Funds. Because investments in private issuers often rely on the use of leverage, the ability to achieve attractive rates of return on such private investments will depend on the Fund’s and many of the Underlying Funds’ continued ability to access sources of debt financing at attractive rates. An increase in either the general levels of interest rates or in the risk spread demanded by lenders would make it more expensive to finance private credit and private equity investments. Increases in interest rates could also make it more difficult to locate and consummate private credit and private equity investments because other potential buyers, including operating companies acting as strategic buyers, may be able to bid for an asset at a higher price due to a lower overall cost of capital. Availability of capital from debt capital markets is subject to significant volatility and the Fund and Underlying Funds may not be able to access those markets at attractive rates, or at all, when completing a private credit or private equity investment. Any of the foregoing circumstances could have a material adverse effect on the financial condition and results of operations of the Fund and the Underlying Funds.

Reliance on Optimize as Portfolio Manager. The Fund is managed exclusively by the Adviser, with all investment decisions being made by the Adviser. Shareholders do not have the right to participate in the management of the Fund or in decisions made by the Adviser. As a result, shareholders will have almost no control over their investments in the Fund or their prospects with respect thereto. The Fund’s ability to achieve its investment objective will depend on the ability of the Adviser to effectively implement the Fund’s investment strategy. The success of the Fund depends in substantial part upon the skill and expertise of the Adviser’s officers and employees and the other individuals employed to assist them. There can be no assurance that the officers and employees will continue to be members of or employed by the Adviser. The loss of service to the Fund of one or more officers, employees, or members of the Adviser could have a material adverse effect on the success of the Fund.

Restricted Securities. Securities held by the Fund may be legally restricted as to resale (such as those issued in private placements), including commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, securities eligible for resale pursuant to Rule 144A thereunder, and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States pursuant to Regulation S thereunder. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. In addition, if the Adviser receives non-public information about the issuer, the Fund may as a result be unable to sell the securities.

Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. It may be difficult to sell restricted securities at a price representing fair value until such time as the securities may be sold publicly. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Holdings of restricted securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Sector Risk. Because the Fund may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

●	Financial Services Sector: Investments in the financial services sector may be subject to credit risk, interest rate risk, and regulatory risk, among others. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies and general economic cycles, fiscal and monetary policy (including the effects of changes in interest rates), adverse developments in the real estate market, the deterioration or failure of other financial institutions, and changes in banking or securities regulations.

●	Health Care Sector: Investments in companies involved in the health care sector are strongly affected by worldwide scientific or technological developments. Products sold by companies in the health care sector may rapidly become obsolete and are also often dependent on access to resources and the company’s ability to receive patents from regulatory agencies. Many health care companies also are subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in health care companies include the risk that the economic prospects, and the share prices, of such companies can fluctuate dramatically.

Securities Lending. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss or delays in recovery of the loaned security or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan.

Temporary Defensive Positions. During unusual market, economic, political or other conditions, including for temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or money market instruments, which may be inconsistent with its investment objective and other policies, and as such, the Fund may not achieve its investment objective during this period.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or government-sponsored enterprises. U.S. government securities are subject to market risk and interest rate risk, and may be subject to varying degrees of credit risk.

Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills, and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service. Other U.S. government securities are backed solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government and, therefore, involve greater risk. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it were not obligated to do so by law. The impact of greater governmental scrutiny into the operations of certain agencies and government-sponsored enterprises may adversely affect the value of securities issued by these entities. U.S. government securities may be subject to price declines due to changing market interest rates. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of the Fund that holds securities of the entity will be adversely impacted.

Valuation Risk. A portion of the investments made by the Fund, including investments that are made through the Underlying Funds, will be in the form of investments for which no published market exists. The Adviser will be required to make good faith determinations as to the fair value of these investments on a regular basis in connection with the calculation of NAV and the preparation of the Fund’s financial statements. In many cases, the Adviser will be basing its determinations largely on fair value determinations made by the managers of the Underlying Funds. The process of valuing investments for which no published market exists is based on inherent uncertainties and the resulting values may differ from values that would have been used had a ready market existed for the investments and may differ from the prices at which the investments may be sold.

Management and Organization

Board of Trustees. The management of the Fund, including general supervision of the duties performed by the Adviser, is the responsibility of the Board under the laws of Delaware and the 1940 Act. The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations.

The Adviser. Optimize Wealth Management Inc. (the “Adviser”) serves as the investment adviser to the Fund. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs.

The Adviser is located at [ADDRESS]. Optimize has been managing assets since [  ]. Optimize is an indirect, wholly-owned subsidiary of Optimize Wealth Management. Optimize Wealth Management, whose principal offices are at 205 Yonge St, Toronto, ON M5B 0C4, is an investment fund manager and exempt market dealer registered under the securities laws of Ontario, Canada. Optimize provides investment advice, discretionary portfolio and asset management services to its clients.

Under the general supervision of the Board and pursuant to an investment advisory agreement between each Fund and Optimize (the “Investment Advisory Agreement”), the Adviser will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. The Adviser will furnish to the Fund investment advice and office facilities, equipment and personnel for servicing the investments of the Fund. The Adviser will compensate all Trustees and officers of the Fund who are members of the Adviser’s organization and who render investment services to the Fund and will compensate all other Adviser personnel who provide research and investment services to the Fund. Each Fund’s Form N-CSR filing covering the fiscal [year/period] ended [FYE] will provide information regarding the basis for the approval by each Fund’s Board of Trustees (the “Board” or “Trustees”) of its Investment Advisory Agreement.

Management Fee (Optimize Core Equity Fund, Optimize Global Equity Fund, Optimize Asset Allocation Fund, and Optimize Strategic Income Fund). In return for investment advisory services, each Fund shall pay the Adviser, out of its assets, as full compensation for all services rendered, a management fee. The management fee will be paid by the Fund to the Adviser at an annual rate as set forth below. The management fee is computed as a percentage of the average daily net assets of the Fund and is paid quarterly.

Fund	Management Fee
Optimize Core Equity Fund	[ ]	%
Optimize Global Equity Fund	[ ]	%
Optimize Asset Allocation	[ ]	%
Optimize Strategic Income	[ ]	%

Management and Incentive Fees (Optimize Premium Income Fund and Optimize Growth Fund). In return for investment advisory services, each Fund shall pay the Adviser, out of its assets, as full compensation for all services rendered, a fee consisting of two components - a base management fee and an incentive fee (the “Incentive Fee”). The management fee will be paid by the Fund to the Adviser at an annual rate as set forth below. The management fee is computed as a percentage of the average daily net assets of the Fund and is paid monthly.

Fund	Management Fee
Optimize Premium Income Fund	[ ]	%
Optimize Growth Fund	[ ]	%

[The Incentive Fee is calculated and payable quarterly in arrears based upon Pre-Incentive Fee Investment Income (as defined below) attributable to [Class I] shares for the immediately preceding quarter. For this purpose, “Pre-Incentive Fee Investment Income,” with respect to [Class I] shares, is defined as the share class’s share of investment income (allocated based on the NAV of the share class relative to the Fund as a whole), which will include investment income earned by the Fund (i.e., interest income, dividend income, etc.) reduced by subtracting any reimbursement made by the Adviser to the Fund pursuant to any expense waiver or cap arrangement agreed to between the Adviser and the Fund, any other Fund expenses determined in accordance with GAAP prior to the application of the Incentive Fee (including, without limitation the management fee).]

Thus, the calculation of the Incentive Fee for each quarter is as follows:

●	20% of the Pre-Incentive Investment Income attributable to [Class I] shares, if any, that exceeds [ ]% of such class’s average quarterly NAV (calculated in accordance with GAAP and gross of any accrued (but unpaid) Incentive Fee if applicable during the payment period) in any quarter ([ ]% annualized) is payable to the Adviser.

These calculations will be appropriately prorated for any period of less than one quarter.

[PORTFOLIO MANAGER BIOGRAPHIES]

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Expense Limitation Agreement. The Adviser has contractually agreed to waive a portion of its management fees and to reimburse certain expenses of each Fund to the extent necessary to assume the Fund’s initial offering and organizational expenses. Management fees waived and expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within three years. In no event will the amount of the recoupment on any day exceed [  ]% of the Fund’s average daily net assets. This arrangement will continue through at least one year from the date of this prospectus and may only be terminated with the prior approval of the Board.

Fund Service Providers.

[            ] (the “Administrator”), [ADDRESS] serves as the administrator of each Fund, providing administrative, fund accounting [and transfer agency] services.

[[          ] (the “Distributor”), [ADDRESS], serves as principal underwriter and distributor of each Fund. The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.]]

[                        ] (the “Custodian”), [ADDRESS], serves as custodian to each Fund. The Custodian has custody of all cash and securities of the Funds, attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Funds’ investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Funds.

[                        ] (“[            ]”), [ADDRESS], serves as independent registered public accounting firm for each Fund, providing audit services and other related audit services.

Certain legal matters will be passed on for the Funds by Ropes & Gray LLP, located at 3 Embarcadero Center, San Francisco, CA 94111.

Organization. Each Fund is a series of Optimize Series Trust, a Delaware statutory trust. At present, each Fund has one share class, and an unlimited number of shares are available for purchase. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing Trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Valuing Shares

Each Fund calculates its NAV once each business day typically as of the regularly scheduled close of normal trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time). If the regular schedule of the NYSE is for a close prior to 4:00 p.m. Eastern time, such as on days in advance of holidays observed by the NYSE, a Fund typically will calculate its NAV as of such earlier closing time. Each Fund is closed for business and will not issue a NAV on the following business holidays and any other business day that the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In unusual circumstances, such as an unscheduled close or halt of trading on the NYSE, a Fund may calculate its NAV as of an alternative time. The NAV of each Fund will be equivalent to its assets less its liabilities valued on the basis of market quotations where available and otherwise in accordance with the policies and procedures as discussed below and in accordance with the Funds’ valuation policy and procedures. The NAV of a Fund and the NAV per share will be calculated daily by [administrator], in accordance with the valuation methodologies approved by the Board, by the Adviser in its role as each Fund’s valuation designee (the “Valuation Designee”), or as may otherwise be determined from time to time pursuant to policies established by the Board or the Valuation Designee.

Valuation Methodology – Underlying Public Funds and Other Securities with Readily Available Market Quotations

Publicly Traded U.S. Listed Equity Securities, including certain Preferred Stock, ETFs and Listed Closed-End Funds. Investments in publicly traded, domestic equity securities that are listed on the NYSE are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are fair valued in accordance with the procedures outlined below. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be valued pursuant to procedures established by the Board or the Valuation Designee.

Open-End Mutual Funds and Unlisted Closed-End Funds. Investments in open-end mutual funds are valued at their closing NAV.

Foreign (Non-U.S.) Securities. Foreign investments held by a Fund, if any, may trade on days when Fund shares are not priced, the value of such investments, and thus the net asset value of the Fund’s shares, can change on days when Fund shares cannot be redeemed or purchased. In addition, for foreign equity securities and certain derivative instruments, the Board has approved the use of pricing service providers (“Pricing Services”) that value such investments to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other investments that have a strong correlation to the fair valued investments.

Derivatives. Exchange-listed derivatives are normally valued at last sale or closing prices. Exchange-traded options are valued at the mean of the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options, or by the relevant exchange or board of trade for non-U.S. listed options. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

Fair Valuation Methodology – Securities without Readily Available Market Quotations

Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by the Valuation Designee to be over-the-counter, are valued at the official closing prices as reported by one or more Pricing Services. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.

Fixed income securities typically will be valued on the basis of prices provided by a Pricing Service, generally at an evaluated price or at the mean of closing bid and ask prices obtained by the Pricing Service when such prices are believed by the Valuation Designee to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to procedures approved by the Board. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

[Fair Valuation Methodology – Private Debt Investments

The Valuation Designee will use its best efforts to value each private debt investment at its fair value under current market conditions. In doing so, the Valuation Designee will engage external valuation consultants to aid in the fair value determination of each private debt investment. The external valuation consultant, in consultation with the Valuation Designee, may develop a unique valuation model or method for each individual private debt investment. The models and/or methods used may consider, among other things, comparable sector curve information, public market valuations, transaction prices, discounted cash flow analyses, assessments of borrower credit quality, borrower- or project-specific financial information, and/or other relevant information.

The Valuation Designee will review the intended valuation approach and/or valuation model for each private debt investment as developed by an external valuation consultant prior to its implementation. This review may consider numerous factors such as the particular investment’s contractual cash flows, the financial strength and operational performance of the borrower, and the debt instrument’s spread to relevant base rates. The Valuation Designee may receive certain initial and/or periodic financial information from the borrower, loan administrator, monitoring agent, or other third parties, and will provide this information to the external valuation consultant for consideration in the valuation model. The Valuation Designee will review the valuation estimates provided by the external valuation consultants for reasonableness based on its knowledge of each investment and current market conditions.

In certain circumstances, an externally provided valuation range or specific price estimate may be unavailable or the Valuation Designee may determine that the valuation received does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will determine the fair value of the investment, in good faith, via alternative means which may include, among others, valuing the investment at its prior day’s price, valuing the investment at its amortized cost, or implementing an internally developed model. In determining such a fair valuation, the Valuation Designee may consider any information it deems appropriate including as received directly from the borrower, as received from alternative external information sources, including monitoring agents, or as reflected by current general market conditions.]

[Fair Valuation Methodology – Underlying Private Funds

The Board has adopted procedures pursuant to which the Valuation Designee typically will value a Fund’s investments in the Underlying Private Funds according to the value reported by each Underlying Private Fund’s quarterly NAV statement. The Valuation Designee will also review this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Underlying Private Fund and may clarify or validate the reported information with the applicable manager of the Underlying Private Fund.

In certain circumstances, an Underlying Private Fund or its manager may provide information on an Underlying Private Fund’s NAV on a basis more frequent than quarterly (daily or periodically). The Valuation Designee will also review this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Underlying Private Fund and may clarify or validate the reported information with the applicable manager of the Underlying Private Fund. If determined reasonable, the Valuation Designee may value a Fund’s investment in such Underlying Private Fund according to this information without further adjustments.

The Valuation Designee may conclude, in certain circumstances, that the information provided by any Underlying Private Fund or its manager does not represent the fair value of a Fund’s investment in an Underlying Private Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Valuation Designee may determine to value the Fund’s investment in the Underlying Private Fund at a discount or a premium to the reported value received from the Underlying Private Fund. Any such decision will be made in good faith by the Valuation Designee.]

Purchasing Shares

Set forth below is information about the manner in which each Fund offers shares.

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value next determined after their receipt in proper form (meaning that the order is complete and contains all necessary information) by a Fund’s transfer agent. A Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you.

Shares of the Funds will be primarily offered and distributed through Optimize’s private wealth management program to individuals who have a client relationship with Optimize. The Funds, together with other funds managed by the Adviser or Optimize, are expected to be included in one or more model portfolios in which private wealth management clients of Optimize invest. Optimize will periodically, as markets dictate, adjust the allocations within the model portfolios based on changing market and economic conditions, including the allocation to a Fund within each model portfolio. Optimize generally will charge private wealth management clients a fee to compensate Optimize for the asset allocation services provided to the client and for various supplementary services, including financial planning and tax return preparation. As a result, the total fees collected by Optimize with respect to its private wealth management clients who are invested in a Fund will include both the fees described herein payable by the Fund to the Adviser as well as any separate wealth management fees payable by such client to Optimize under the private wealth management program.

Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The U.S. registered funds sponsored by Optimize Wealth Management Inc. (the “Optimize Funds”) generally do not accept investments from non-U.S. residents; provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter. The Funds do not issue share certificates.

As used throughout this Prospectus, the term “employer sponsored retirement plan” includes the following: an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code of 1986, as amended (the “Code”) (such as a 401(k) plan, money purchase pension, profit sharing and defined benefit plan); Employee Retirement Income Security Act of 1974, as amended (“ERISA”) covered 403(b) plan; Taft-Hartley multi-employer plan; and non-qualified deferred compensation arrangements that operate in a similar manner to a qualified retirement plan (including 457 plans and executive deferred compensation arrangements). Individual Retirement Accounts (“IRAs”) are not employer sponsored retirement plans for purposes of this definition.

[Share Classes. ]Your initial investment must be at least $[   ]. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund [and class of shares] with each investment.

The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including proprietary fee-based programs sponsored by financial intermediaries) [and for persons affiliated with the Adviser, its affiliates and certain Fund service providers (as described in the SAI)]. [The [Class I ] minimum initial investment amount is waived for permitted exchanges of shares of a registered closed-end fund operated as an “interval fund” that continuously offers its shares at NAV and that is advised or sponsored by the Adviser or its affiliates.]

Subsequent Investments. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $[   ] or more each month or each quarter from your bank account provided such investments equal a minimum of $[   ] per year. You can establish bank automated investing on the account application or by providing written instructions to the Fund’s transfer agent. Please call [   ] Monday through Friday, [   ] a.m. to [   ] p.m. (Eastern Time) for further information.

You also may make additional investments by accessing your account via the Funds’ website at www.owm.com. The trade date of purchases made through the Internet from a pre-designated bank account will be the day the purchase is requested through the Funds’ website (provided the request is on a business day and submitted no later than the close of regular trading on the NYSE). For more information about purchasing shares through the Internet, please call [TOLL-FREE NUMBER] Monday through Friday, [   ] a.m. to [   ] p.m. (Eastern Time).

Inactive Accounts and Risk of Escheatment. In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund or your financial intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your financial intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.

It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your financial intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the Adviser will be liable to shareholders or their representatives for good faith compliance with escheatment laws.

For more information, please see www.owm.com or please contact us at [TOLL-FREE NUMBER].

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or illiquid, is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The Adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”).

The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of the Funds.

[The Funds’ Board has adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects (the “Policy”). Under the Policy, the Board has delegated to [the Adviser] the responsibility to reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of a shareholder to invest in the Funds if the Adviser determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to a Fund.

Pursuant to the Policy, two “round-trips” completed by a Fund shareholder within 90 days through one or more accounts (the “Limitation”) generally will be deemed to be indicative of market timing or trading excessively in fund shares. A “round trip” is defined as a purchase or exchange into a fund followed or preceded by a redemption or exchange out of the fund. Purchases and redemptions subject to the Limitation include those made by exchanging to or from another fund. The Adviser will evaluate transactions in Fund shares that violate the Limitation to determine whether they are likely to be detrimental to the Fund. In making such a determination, the Adviser may consider various factors, such as the amount, frequency and nature of trading activity. If such a determination is made, a Fund shareholder may be subject to restrictions on trading Fund shares, as described above. The Adviser uses reasonable efforts to detect market timing and excessive trading activity that is likely to be detrimental to a Fund, but it cannot ensure that it will be able to identify all such cases. The Adviser may also reject or cancel any purchase order (including an exchange) from a shareholder or group of shareholders for any other reason. In applying the Policy, and in particular when determining whether a transaction is likely to be detrimental to a Fund, The Adviser will be required to make judgments that are inherently subjective and will depend on the specific facts and circumstances. Such determinations will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the Policy because they generally do not raise market timing or excessive trading concerns:

●	transactions (i) made pursuant to a Fund’s systematic purchase, exchange or redemption plan, (ii) made as the result of automatic reinvestment of dividends or distributions, or (iii) initiated by a Fund (e.g., for transactions due to a failure to meet applicable account minimums);

●	transactions made by participants in employer sponsored retirement plans involving (i) participant payroll or employer contributions or loan repayments, (ii) redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or (iii) rollovers.

The following Fund share transactions generally are exempt from the Limitation; however, these transactions are subject to monitoring by the Adviser and may be subject to restrictions if deemed likely to be detrimental to a Fund:

●	transactions made by model-based discretionary advisory accounts; or

●	transactions made by funds that invest in a Fund as part of an asset reallocation in accordance with their investment policies or in response to Fund inflows and outflows.

It may be difficult for the Adviser to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Adviser has provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Policy to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. The Adviser may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Policy. Although the Adviser reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Adviser typically will not request or receive individual account data unless suspicious trading activity is identified. The Adviser generally relies on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own policies or the Policy. The Adviser cannot ensure that these financial intermediaries will in all cases apply the Policy or their own policies, as the case may be, to accounts under their control.

Payments to Financial Intermediaries. In addition to payments disclosed under “Sales Charges” below, the Adviser, out of its own resources, may make cash payments to certain financial intermediaries (which may include affiliates of the Adviser) who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Optimize Funds in preferred or specialized selling programs. Payments made by the Adviser to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Optimize Funds. The Adviser may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Optimize Funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the Adviser or its affiliates.

Redeeming Shares

[You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent (see back cover for address). The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. Circumstances that may require a Medallion signature guarantee include, but are not limited to, requests to distribute redemption proceeds to a party other than the registered account owner(s); requests to mail redemption proceeds to an address other than the address of record; requests to distribute proceeds to a bank account not on file; requests to re-issue uncashed checks representing redemption proceeds; or transaction requests from an account beneficiary when an account owner is deceased. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone	Certain shareholders can redeem by calling [TOLL-FREE NUMBER] Monday through Friday, [ ] a.m. to [ ]p.m. (Eastern Time). Proceeds of a telephone redemption are generally limited to $[ ] per account (which may include shares of one or more Optimize Funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet	Certain shareholders can redeem by logging on to the Funds’ website at www.owm.com. Proceeds of internet redemptions are generally limited to $[ ] per account (which may include shares of one or more Optimize Funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call [TOLL-FREE NUMBER] Monday through Friday, [ ] a.m. to [ ] p.m. (Eastern Time).

Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

A redemption may be requested by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address) or, for telephone redemptions as described above, by calling [TOLL-FREE NUMBER]. Certain redemption requests, including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements, may require additional documentation and may be redeemed only by mail. The Funds’ transfer agent or your financial intermediary must receive your redemption in proper form (meaning that it is complete and contains all necessary information) no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) for your redemption to be effected at that day’s net asset value. Redemption proceeds are reduced by the amount of any federal income and state tax required to be withheld.

Redemption proceeds typically are paid to the redeeming shareholder in cash up to two business days after the redemption, but payment could take up to seven days, as permitted by the 1940 Act for the reasons discussed below. The actual number of days following receipt of a redemption request in which the Fund typically expects to pay redemption proceeds generally will depend on how you hold your shares with the Fund.

If your shares are held in a “street name” account with a financial intermediary (see “Shareholder Account Features – ‘Street Name’ Accounts”), your intermediary will elect through National Securities Clearing Corporation (“NSCC”) to settle redemptions either one business day or two business days after the redemption date and redemption proceeds normally will be wired to your financial intermediary on the settlement date pursuant to that election.

If your shares are held directly with the Funds’ transfer agent, redemptions normally will be settled in one business day after the redemption date and redemption proceeds will be sent by regular mail on such date. However, if you have given proper written authorization in advance, you may request that redemption proceeds be wired on the settlement date directly to your bank account in any bank in the United States. While not currently charged by a Fund, you may be required to pay a wire transfer fee by your bank. If you request expedited mail delivery of your redemption proceeds and the Fund is able to accommodate your request, charges may apply. You may redeem all or a portion of the shares from your account on any day the Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 days from the date of receipt. During the hold period, redemption proceeds will not be sent until the transfer agent is reasonably satisfied that the purchase payment has been collected.

Each Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio investments and/or (iii) borrowing from a bank under a line of credit. In addition to the foregoing, the Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert the securities to cash. Unless requested by a shareholder, each Fund generally expects to limit use of redemption in-kind to stressed market conditions, but is permitted to do so in other circumstances. A shareholder who wishes to receive redemption proceeds in-kind must notify a Fund on or before submitting the redemption request by calling [TOLL-FREE NUMBER]. Securities distributed in a redemption in-kind would be valued pursuant to each Fund’s valuation procedures and selected by the Adviser. If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuations until sold. There can be no assurance that each Fund will manage liquidity successfully in all market environments. As a result, a Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests or other factors. Additional information about redemptions in-kind, including the procedures for submitting such redemption requests, is contained in each Fund’s SAI.

If your account value falls below $1,000, you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed at net asset value and the proceeds sent to you.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

●	Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.

●	Partial Reinvest Option	Dividends are paid in cash* and capital gains are reinvested in additional shares.

●	Cash Option	Distributions are paid in cash.*

●	Exchange Option	Distributions are reinvested in additional shares of any class of another Optimize fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

*	[If any distribution check remains uncashed for six months, the Adviser reserves the right to invest the amount represented by the check in Fund shares at the then-current net asset value of a Fund and all future distributions will be reinvested. For accounts held directly with a Fund’s transfer agent for which the shareholder has elected to receive distributions via check, any distribution (dividend or capital gain) under $10.00 is automatically reinvested in additional shares regardless of your elected distribution option.]

Information about the Funds. From time to time, you may receive the following:

●	Semiannual and annual reports containing other information with respect to the Funds.

●	Periodic account statements, showing recent activity and total share balance.

●	Tax information needed to prepare your income tax returns.

●	Proxy materials, in the event a shareholder vote is required.

●	Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.owm.com.

You may be contacted via mail, telephone or by electronic means by officers of a Fund, by personnel of the Adviser or administrator, by the Fund’s transfer agent, by broker-dealer firms, or by a professional solicitation organization in connection with a solicitation of proxies for a meeting of Fund shareholders.

The Optimize Funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the SAI. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file information regarding its portfolio holdings with the SEC on its Form N-PORT. Each Fund’s Form N-CSR filings and certain information filed on Form N-PORT may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter-end holdings may also be viewed on the Funds’ website (www.owm.com). Portfolio holdings information that is filed with the SEC is posted on the Funds’ website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Funds’ website approximately ten business days after the period and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan.

Exchange Privilege. Fund shares may be exchanged for shares of another Optimize fund. Exchanges are made at net asset value. Except as described below, any class of shares of a fund may be exchanged for any other class of shares of that fund[, provided that the shares being exchanged are no longer subject to an early withdrawal charge (in the case of an exchange from an Optimize “interval fund”) and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.owm.com or call [TOLL-FREE NUMBER]. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares.” Ordinarily exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of one class for shares of another class of the same fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.

[Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Funds’ website. The transfer agent has procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent follows reasonable procedures, it will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded. You should verify the accuracy of your confirmation statements immediately upon receipt and notify [Optimize Shareholder Services] of any inaccuracies.]

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with a Fund and certain features may be subject to different requirements. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer. If you fail to provide your full account history to your new financial intermediary following a transfer, you may be ineligible for certain features of a Fund.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens an account with a Fund and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. Each Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call [Optimize Shareholder Services] at [TOLL-FREE NUMBER] Monday through Friday, [   ] a.m. to [   ] p.m. (Eastern Time), or write to the transfer agent (see back cover for address).

Potential Conflicts of Interest

As a large international financial services firm, Optimize engages in a broad spectrum of activities, including financial advisory and private wealth management services, investment management activities, and managing public and private investment funds, research publication and other activities. The Adviser is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940 (the “Advisers Act”). Optimize is also registered to carry on business as an investment fund manager in the province of Ontario, a portfolio manager in the provinces of Alberta, British Columbia, New Brunswick, Nova Scotia, Ontario and Quebec and as an exempt market dealer in the provinces of British Columbia and Ontario. As a result, potential conflicts of interest could arise in connection with Optimize acting in all of these capacities.

The Adviser manages the Funds and other funds and client accounts. Optimize also manages several other funds and investment programs and client accounts. Neither the Adviser nor Optimize is required to devote all of its time and efforts to the Funds or any other account and Optimize may manage investments for limited partnerships, investment funds, trusts or managed accounts in addition to the Funds. Optimize and certain of its key personnel may therefore be subject to conflicting demands in respect of allocating management time, services and other functions. Optimize and its personnel have agreed that they will at all times devote sufficient time and resources to the Funds as is necessary and appropriate to fulfill all of Optimize’s fiduciary responsibilities to the Funds.

Each Fund is different from and are managed separately from other funds and accounts managed by Optimize. It is Optimize’s policy to ensure that it deals fairly, honestly and in good faith when allocating investment opportunities (which includes securities traded on public exchanges, new issues, or participation in an initial public offering) across all funds and accounts so that no single fund or account or type of fund or account will receive preference in the allocation of investment opportunities. The principal determination when allocating investment opportunities among funds and other accounts is the suitability of the transaction given each client’s particular investment mandate.

In some instances, to the extent and in the manner permitted by law, transactions that will affect more than one fund or account may be bulked together and may be executed as one block trade. Once the block trade is completed, or partially completed if the order needs to be executed over more than one trading day, each fund or other account which was part of that block trade will be given its pro-rata share of the order so that all funds and accounts which were part of the block trade transact at the same price and pay the same rate of commission. If a block trade is completed using more than one dealer, which results in materially different prices and/or different commission rates, then the funds and accounts that were part of the block trade will be allocated their pro-rata share from each of the separate trades.

The Advisers Act, the 1940 Act, and ERISA, as amended impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

Additional Tax Information

Each Fund expects to pay distributions [monthly / quarterly / annually], Distributions may not be paid if Fund (and/or Class) expenses exceed Fund income for the period. Different Classes of a Fund will generally distribute different amounts. Each Fund intends to distribute any net realized capital gains, if any, annually. It may also be necessary, in order to qualify for favorable tax treatment and to avoid any Fund-level tax, for each Fund to make a special income and/or capital gains distribution at the end of the calendar year. Each Fund expects to send shareholders a statement each February showing the tax status of all distributions. Distributions of a Fund’s investment income (other than “qualified dividend income” as described below) and net realized short-term capital gains generally will be taxed as ordinary income. Distributions of net gains from investments held for more than one year generally will be taxed as long-term capital gains. Taxes on distributions of capital gains are determined by how long a Fund owned (or is treated as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares in a Fund. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” (as further described in the SAI) will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. Over time, distributions by each Fund can generally be expected to include ordinary income, qualified dividend income and capital gain distributions taxable as long-term capital gains. A portion of each Fund’s income distributions may be eligible for the dividends-received deduction for corporations. A Fund’s distributions will be taxable as described above regardless of whether they are paid in cash or reinvested in additional shares. As long as return of capital does not exceed a shareholder’s cost basis in its shares, it generally will not be taxable to the shareholder but will reduce the cost basis of the shareholder’s shares and result in a higher reported capital gain or a lower reported capital loss on a subsequent taxable disposition of such shares. Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is generally a taxable transaction. The net investment income of certain U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax. For individuals, the tax is on the lesser of “net investment income” and the excess of modified adjusted gross income over certain threshold amounts. Net investment income includes, among other things, interest, dividends and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. Investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains) which may decrease a Fund’s yield on such securities. These taxes may be reduced or eliminated under the terms of an applicable tax treaty. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions.

A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service (“IRS”) that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability. Certain foreign entities may be subject to a 30% withholding tax on ordinary dividend income paid under the Foreign Account Tax Compliance Act (“FATCA”). To avoid withholding, foreign financial institutions subject to FATCA must agree to disclose to the relevant revenue authorities certain information regarding their direct and indirect U.S. owners and other foreign entities must certify certain information regarding their direct and indirect U.S. owners to a Fund. In addition, the IRS and the Department of the Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gain dividends a Fund pays. For more detailed information regarding FATCA withholding and compliance, please refer to the SAI.

Shareholders should consult with their tax advisors concerning the applicability of U.S. federal, state, local and other taxes, including non-U.S. taxes, to an investment.

Financial Highlights

Because the Funds have not yet commenced operations, no financial highlights are shown. Additional information about a Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

More Information

About the Funds: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about each Fund’s investments is available in the Fund’s annual and semiannual reports (collectively, the “reports”) to shareholders and in Form N-CSR. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements. You may obtain free copies of the Statement of Additional Information and the reports on the Funds’ website at www.owm.com or by contacting the Fund:

[DISTRIBUTOR]

[ADDRESS]

[PHONE NUMBER]

[WEBSITE]

Information about each Fund (including the Statement of Additional Information and reports) is available on the EDGAR database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Other information, including financial statements, is available on the Fund’s website www.owm.com) delivered free of charge upon request, and filed with the SEC on a semi-annual basis on Form N-CSR. You may elect to receive all future Fund shareholder reports and other communications from the Fund electronically free of charge at any time. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at www.owm.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

Shareholder Inquiries: You can obtain more information from [Optimize Shareholder Services] or the Fund transfer agent, [                  ]. If you own shares and would like to add to, redeem from or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
[ADDRESS]	[ADDRESS]	[ ]
Monday – Friday
8:30 a.m. – 5:30 p.m. ET

The Funds’ Investment Company Act No. is [              ].

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion dated February 21, 2025

OPTIMIZE SERIES TRUST

Optimize Core Equity Fund

[Class I] Shares – [  ]

Optimize Global Equity Fund

[Class I] Shares – [  ]

Optimize Asset Allocation Fund

[Class I] Shares – [  ]

Optimize Strategic Income Fund

[Class I] Shares – [  ]

Optimize Premium Income Fund

[Class I] Shares – [  ]

Optimize Growth Fund

[Class I] Shares – [  ]

205 Yonge Street, Toronto, Ontario, Canada M5B 0C4

[PHONE]

This Statement of Additional Information (“SAI”) provides general information about the series of Optimize Series Trust listed above (each a “Fund” and, together, the “Funds”). Each of the Funds is a non-diversified, open-end management investment company. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI is not a prospectus and should be read in conjunction with the Prospectus dated [  ], 2025, as supplemented or revised from time to time. The Funds’ Prospectus and annual and semi-annual shareholder reports, when available, may be obtained free of charge by contacting the Funds at the address and phone number written above or by visiting our website at www.owm.com.

Definitions

The following terms that may be used in this SAI have the meaning set forth below:

“1940 Act” means the Investment Company Act of 1940, as amended, or the rules or regulations thereunder, as such statute, rules, or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules, or regulations;

“1933 Act” means the Securities Act of 1933, as amended;

“Board” means the Funds’ Board of Trustees;

“CEA” means Commodity Exchange Act;

“CFTC” means the Commodity Futures Trading Commission;

“Code” means the Internal Revenue Code of 1986, as amended;

“FINRA” means the Financial Industry Regulatory Authority, Inc.;

“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;

“IRS” means the U.S. Internal Revenue Service;

“NYSE” means the New York Stock Exchange;

“Optimize family of funds” means all registered investment companies advised or administered by Optimize Wealth Management Inc. (“Optimize” or the “Adviser”);

“Optimize funds” means the mutual funds advised by Optimize;

“SEC” means the U.S. Securities and Exchange Commission; and

“Trust” means Optimize Series Trust, of which each Fund is a series.

Strategies and Risks

This SAI provides additional information about the investment policies and operations of the Funds. The following tables indicate the types of investments that a Fund is permitted (but not required) to make. The Funds may make other types of investments, provided the investments are consistent with the Fund’s investment objective and policies and the Fund’s investment restrictions do not expressly prohibit it from doing so. These tables should be read in conjunction with the investment summaries for the Fund contained in the Prospectus in order to provide a more complete description of the Fund’s investment policies. The tables generally exclude investments that the Fund may make solely for temporary defensive purposes or as a result of corporate actions. Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies and Risks”.

Investment Type	Optimize Core Equity Fund	Optimize Global Equity Fund	Optimize Asset Allocation Fund	Optimize Strategic Income Fund	Optimize Premium Income Fund	Optimize Growth Fund
Asset-Backed Securities (“ABS”)	X	X	X	X	X	X
Call and Put Features on Securities	X	X	X	X	X	X

Investment Type	Optimize Core Equity Fund	Optimize Global Equity Fund	Optimize Asset Allocation Fund	Optimize Strategic Income Fund	Optimize Premium Income Fund	Optimize Growth Fund
Collateralized Mortgage Obligations (“CMOs”)	X	X	X	X	X	X
Commercial Mortgage-Backed Securities (“CMBS”)	X	X	X	X	X	X
Common Stocks	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X
Credit Linked Securities	X	X	X	X	X	X
Derivative Instruments and Related Risks	X	X	X	X	X	X
Emerging Market Investments	X	X	X	X	X	X
Equity Investments	X	X	X	X	X	X
Exchange-Traded Funds (“ETFs”)	X	X	X	X	X	X
Exchange-Traded Notes (“ETNs”)	X	X	X	X	X	X
Fixed-Income Securities	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X
Foreign Investments	X	X	X	X	X	X
Forward Foreign Currency Exchange Contracts	X	X	X	X	X	X
Forward Rate Agreements	X	X	X	X	X	X
Futures Contracts	X	X	X	X	X	X
Hybrid Securities	X	X	X	X	X	X
Illiquid Investments	X	X	X	X	X	X
Indexed Securities	X	X	X	X	X	X
Inflation-Indexed (or Inflation-Linked) Bonds	X	X	X	X	X	X
Junior Loans	X	X	X	X	X	X
Loans	X	X	X	X	X	X
Master Limited Partnerships (“MLPs”)	X	X	X	X	X	X
Money Market Instruments	X	X	X	X	X	X
Mortgage-Backed Securities (“MBS”)	X	X	X	X	X	X

Investment Type	Optimize Core Equity Fund	Optimize Global Equity Fund	Optimize Asset Allocation Fund	Optimize Strategic Income Fund	Optimize Premium Income Fund	Optimize Growth Fund
Mortgage Dollar Rolls	X	X	X	X	X	X
Municipal Lease Obligations (“MLOs”)	X	X	X	X	X	X
Municipal Obligations	X	X	X	X	X	X
Option Contracts	X	X	X	X	X	X
Pooled Investment Vehicles	X	X	X	X	X	X
Preferred Stock	X	X	X	X	X	X
Real Estate Investments	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X
Residual Interest Bonds	X	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X	X
Rights and Warrants	X	X	X	X	X	X
Senior Loans	X	X	X	X	X	X
Short Sales	X	X	X	X	X	X
Stripped Securities	X	X	X	X	X	X
Structured Notes	X	X	X	X	X	X
Swap Agreements	X	X	X	X	X	X
Swaptions	X	X	X	X	X	X
Trust Certificates	X	X	X	X	X	X
U.S. Government Securities	X	X	X	X	X	X
Unlisted Securities	X	X	X	X	X	X
Variable Rate Instruments	X	X	X	X	X	X
When-Issued Securities, Delayed Delivery and Forward Commitments	X	X	X	X	X	X
Zero Coupon Bonds, Deep Discount Bonds and Payment-In-Kind (“PIK”) Securities	X	X	X	X	X	X

Other Disclosures Regarding Investment Practices	Optimize Core Equity Fund	Optimize Global Equity Fund	Optimize Asset Allocation Fund	Optimize Strategic Income Fund	Optimize Premium Income Fund	Optimize Growth Fund
Average Effective Maturity	X	X	X	X	X	X
Borrowing for Investment Purposes	X	X	X	X	X	X

Other Disclosures Regarding Investment Practices	Optimize Core Equity Fund	Optimize Global Equity Fund	Optimize Asset Allocation Fund	Optimize Strategic Income Fund	Optimize Premium Income Fund	Optimize Growth Fund
Borrowing for Temporary Purposes	X	X	X	X	X	X
Diversified Status	X	X	X	X	X	X
Duration	X	X	X	X	X	X
Operational Risk	X	X	X	X	X	X
Restricted Securities	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Securities Lending	X	X	X	X	X	X
Short-Term Trading	X	X	X	X	X	X
Significant Exposure to Health Sciences Companies	[ ]	X	[ ]	[ ]	[ ]	[ ]
Significant Exposure to Smaller Companies	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Significant Exposure to Financial Service Sector	X	X	[ ]	[ ]	[ ]	[ ]
Tax-Managed Investing	X	X	X	X	X	X

Investment Restrictions

The following investment restrictions of each Fund are designated as fundamental policies and, as such, cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund.

Accordingly, each Fund may:

1.	Issue senior securities to the extent permitted by the 1940 Act.

2.	Borrow money to the extent permitted by the 1940 Act.

3.	Lend money to the extent permitted by the 1940 Act.

4.	Underwrite securities to the extent permitted by the 1940 Act.

5.	Purchase and sell commodities to the extent permitted by the 1940 Act.

6.	Purchase and sell real estate to the extent permitted by the 1940 Act.

7.	Not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the 1940 Act.

Any restriction on investments or use of assets, including, but not limited to, market capitalization, geographic, rating and/or any other percentage restrictions, set forth in this SAI or the Prospectus shall be measured only at the time of investment, and any subsequent change, whether in the value, market capitalization, rating, percentage held or otherwise, will not constitute a violation of the restriction, other than with respect to investment restriction (2) above related to borrowings by a Fund. For purposes of determining compliance with investment restriction (7) above related to concentration of investments, the Underlying Funds are not considered part of any industry or group of industries.

A Fund’s investment policies and restrictions apply only to investments made by the Fund directly (or any account consisting solely of the Fund’s assets) and do not apply to the activities and the transactions of the Underlying Funds.

Board of Trustees and Officers

The business operations of the Funds are managed and supervised under the direction of the Board, subject to the laws of the State of Delaware and the Trust’s agreement and declaration of trust (“Declaration of Trust”). The Board has overall responsibility for the management and supervision of the business affairs of the Funds on behalf of their shareholders, including the authority to establish policies regarding the management, conduct and operation of its business. The officers of the Trust conduct and supervise the daily business operations of the Funds.

The trustees of the Board (each, a “Trustee”) are not required to contribute to the capital of the Funds or to hold interests therein. A majority of Trustees of the Board are not “interested persons” (as defined in the 1940 Act) of the Funds (collectively, the “Independent Trustees”).

The identity of Trustees of the Board and officers of the Trust, and their brief biographical information, including their addresses, their year of birth and descriptions of their principal occupations during the past five years is set forth below.

The Trustees serve on the Board for terms of indefinite duration. A Trustee’s position in that capacity will terminate if the Trustee is removed or resigns or, among other events, upon the Trustee’s death, incapacity or retirement. A Trustee may resign upon written notice delivered to any officer of the Trust or to a meeting of the Board, and may be removed either by (i) the vote of a majority of the Trustees or (ii) the vote of Shareholders holding not less than two-thirds of the total number of votes eligible to be cast by all shareholders of the Funds. In the event of any vacancy in the position of a Trustee, the remaining Trustees of the Trust may appoint an individual to serve as a Trustee so long as immediately after the appointment at least two-thirds of the Trustees of the Fund then serving have been elected by the shareholders of the Funds. The Board may call a meeting of the shareholders to fill any vacancy in the position of a Trustee of the Trust, and must do so if the Trustees who were elected by the shareholders cease to constitute a majority of the Trustees then serving on the Board.

The Board believes that each of the Trustees’ experience, qualifications, attributes and skills, on an individual basis and in combination with those of the other Trustees, lead to the conclusion that each Trustee should serve in such capacity. Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, and public service work; experience as a board member of non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee. Specific details regarding each Trustee’s principal occupations during the past five years are included in the tables below. See “Board of Trustees and Officers—Independent Trustees” and “Board of Trustees and Officers—Interested Trustee and Officers.”

To the extent permitted by the 1940 Act and other applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, service providers or the Adviser.

Independent Trustees

“Independent Trustees” are those Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act). The address of each person below is [205 Yonge Street, Toronto, Ontario, Canada M5B 0C4].

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During the Past 5 Years
[ ] ([ ])	Trustee	Since Inception	[ ]	[ ]	[ ]
[ ] ([ ])	Trustee	Since Inception	[ ]	[ ]	[ ]
[ ] ([ ])	Trustee	Since Inception	[ ]	[ ]	[ ]
[ ] ([ ])	Trustee	Since Inception	[ ]	[ ]	[ ]

(1)	Under the Fund’s Declaration of Trust, a Trustee serves until his or her retirement, resignation or replacement.

(2)	For the purposes of this table, “Fund Complex” includes Optimize Premium Yield Fund and Optimize Growth Equity Fund.

Interested Trustee and Officers

The address of each person below is 205 Yonge Street, Toronto, Ontario, Canada M5B 0C4.

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years
Matthew J. McGrath (1973)	Trustee, President and Principal Executive Officer	Since Inception	President and Chief Executive Officer, Optimize Inc.
Irene Cameron (1966)	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since Inception	[ ]
Michael J. Killeen (1965)	Secretary	Since Inception	General Counsel, Optimize Inc. (June 2024 to present): Consultant (November 2023 to June 2024): Senior Partner and General Counsel, Peerage Capital (January 2016 to November 2023)
Matthew C. Tomasic ([ 1988 ])	Chief Compliance Officer and AML Compliance Officer	Since Inception	[ Senior Vice President, Compliance, Optimize Inc. ]

(1)	Under the Funds’ Bylaws, an officer holds office at the pleasure of the Trustees until such officer’s removal or resignation.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Board. Each Fund has engaged the Adviser to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Declaration of Trust. The Board is currently composed of [  ] members, [  ] of whom are Independent Trustees. The Board meets at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person, virtual or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities. The Independent Trustees meet with their independent legal counsel prior to and during each quarterly in-person board meeting. As described below, the Board has established an audit committee (the “Audit Committee”) and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

[The Board has appointed [  ], an Independent Trustee, to serve in the role of Chairperson.] The Chairperson’s role is to preside at all meetings of the Board and to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairperson serves as a key point person for dealings between management and the Trustees. The Chairperson may also perform such other functions as may be delegated by the Board from time to time. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out the Funds’ investment management and business affairs. The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the Adviser and other service providers has their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board requires senior officers of the Funds, including the President, Principal Financial Officer and Chief Compliance Officer, and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Board and the Audit Committee also receive regular reports from the Funds’ independent registered public accounting firm on internal control and financial reporting matters. The Board also receives reports from certain of the Funds’ other primary service providers on a periodic or regular basis, including the Funds’ custodian, distributor, and administrator. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Committees of the Board of Trustees

Audit Committee. The Board has formed an Audit Committee that is responsible for overseeing the Funds’ accounting and financial reporting policies and practices, its internal controls, and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Funds’ financial statements and the independent audit of those financial statements; and acting as a liaison between the Funds’ independent auditors and the full Board. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board a firm of independent certified public accountants to audit the books and records of the Funds for the ensuing year, and reviews with the firm the scope and results of each audit. The Audit Committee currently consists of each of the Funds’ Independent Trustees.

Trustee Ownership of Securities

	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(3)
Independent Trustees
[ ]	None	None
[ ]	None	None
[ ]	None	None

Interested Trustee
Matthew J. McGrath(2)	$50,001-$100,000	[over $100,000]

(1)	As of the date of this SAI, none of the Independent Trustees owned shares of the Funds because the Funds have not yet begun investment operations.

(2)	[Includes beneficial ownership through the Adviser’s investments in the Funds.]

(3)	For the purposes of this table, “Family of Investment Companies” includes Optimize Premium Yield Fund and Optimize Growth Equity Fund, neither of which has begun investment operations as of the date of this SAI.

In consideration of the services rendered by the Independent Trustees, the Funds pay each Independent Trustee [an annual retainer of $[   ], paid quarterly]. Trustees that are interested persons are not compensated by the Funds. The Trustees do not receive any pension or retirement benefits.

Trustee Compensation

The following table sets forth the anticipated compensation to be paid to the Funds’ Independent Trustees for the Funds’ initial fiscal year.

Name of Trustee	Aggregate Compensation from the Funds	Total Compensation from Funds and Fund Complex Paid to Trustees(1)(2)
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

(1)	For the purposes of this table, “Fund Complex” includes [Optimize Premium Yield Fund and Optimize Growth Equity Fund].

(2)	Total compensation includes estimated amounts for the Funds’ initial year and compensation from the remainder of the Fund Complex for the most recent completed fiscal year.

Fund Organization

Trust. The Trust is a statutory trust established under the laws of State of Delaware by the Certificate of Trust dated December 31, 2024. The Declaration of Trust authorizes the issuance of an unlimited number of common shares of beneficial interest, par value, unless the Trustees shall otherwise determine, $0.001 per share. The Declaration of Trust provides that the Trustees may authorize separate series or classes of Shares of beneficial interest of the Trust. All shares of a class have equal rights to the payment of dividends and other distributions and the distribution of assets upon liquidation. Shares are, when issued, fully paid and non-assessable by the Fund and have no pre-emptive or conversion rights or rights to cumulative voting. The Board may from time to time, without a vote of shareholders or any class, divide or combine the shares (without thereby materially changing the proportionate beneficial interest of the shares or a class in the assets held with respect to a Fund or such class), or reclassify the shares or a class into shares of one or more classes (whether the shares to be classified or reclassified are issued and outstanding or unissued) and whether such shares constitute part or all of the shares of a Fund or such class.

Shareholders of a class of shares are entitled to share in proportion to the number of shares of such class held in dividends declared by the Board payable to holders of such class of shares and in the net assets of the Fund available for distribution to holders of such class of shares upon liquidation after payment of the preferential amounts payable to holders of any outstanding preferred shares.

The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder or former shareholder held personally liable for the obligations of a Fund solely by reason of such person’s status as a shareholder or former shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholders have no pre-emptive or conversion rights. Upon liquidation of a Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the classes of shares of the Fund in accordance with the NAV of such classes.

The Board may classify or reclassify any issued or unissued shares of the Fund into shares of any class by redesignating such shares or by setting or changing in any one or more respects, from time to time, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of repurchase of such shares. Any such classification or reclassification will comply with the provisions of the Declaration of Trust and the 1940 Act.

The Declaration of Trust provides that each Trustee, officer and shareholder, to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Act (the “Delaware Act”), (i) irrevocably agrees that, except for any claims, suits, actions or proceedings arising under federal securities laws, any claims, suits, actions or proceedings asserting a claim arising out of or relating in any way to a Fund, the Delaware Act, or the Declaration of Trust shall be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, the Superior Court of the State of Delaware; and (ii) irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding. In submitting to the jurisdiction of the courts of Delaware, a Trustee, officer, or shareholder may have to bring suit in an inconvenient and less favorable forum.

The Declaration of Trust provides that shareholders may bring a derivative action on behalf of a Fund only if certain conditions are met, including in certain cases that a shareholder make a pre-suit demand upon the Trustees to bring the subject action and that the Trustees be afforded a reasonable amount of time to consider such request and to investigate the basis of such claim. The Fund’s Trustees require an undertaking by those shareholders making a pre-suit demand to reimburse the Fund for the expense of any counsel or advisors that may be retained by the Trustees to consider the merits of such request in the event that the Trustees determine not to bring a derivative action. Where demand upon the Fund’s Trustees is required, no shareholder may maintain a derivative action on behalf of the Fund unless holders of at least 10% or more of the total combined net asset value of all of the outstanding shares, or of the series or class to which such action relates if it does not relate to all series and classes, join in the bringing of such action. The reimbursement of counsel/advisor expenses and the 10% requirement does not apply to claims asserted under the U.S. federal securities laws.

The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by action of a majority of Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s assets or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

The Trustees may require any shareholder or group of shareholders to redeem Shares, including upon: (i) the determination of the Trustees that shareholder ownership would disqualify the Fund as a RIC under the Code, (ii) the failure of a shareholder to supply a tax identification number if required, or to have the minimum investment required, (iii) if deemed to adversely affect the management of the Fund or not to be in the best interests of the remaining shareholders of the Fund or class or (iv) the failure of a shareholder to pay for the purchase of Shares issued to them when due.

Proxy Voting Policy. The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. Copies of the Adviser’s proxy policies and procedures are included as Appendix A to this SAI. Pursuant to certain provisions of the 1940 Act relating to funds investing in other funds, a Fund may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund. Information on how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling [  ], (2) on the SEC’s website at http://www.sec.gov and (3) on the Funds’ website at www.owm.com.

Investment Advisory and Administrative Services

Investment Advisory Services. Optimize Wealth Management Inc. (the “Adviser”) serves as the investment adviser to the Fund. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs. [   ] are the portfolio managers of the Funds.

Under the general supervision of the Board and pursuant to an investment advisory agreement between each Fund and Optimize (the “Investment Advisory Agreement”), the Adviser will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. The Adviser will furnish to the Fund investment advice and office facilities, equipment and personnel for servicing the investments of the Fund. The Adviser will compensate all Trustees and officers of the Fund who are members of the Adviser’s organization and who render investment services to the Fund and will compensate all other Adviser personnel who provide research and investment services to the Fund.

With respect to each Fund, the Investment Advisory Agreement will continue in effect for two years from the Fund’s commencement of operations, and from year to year thereafter, so long as such continuance is specifically approved at least annually (i) by the Board or by vote of a majority of the outstanding voting securities of the Fund, and (ii) by vote of a majority of the Independent Trustees of the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act) and is terminable without penalty (i) on sixty (60) days’ written notice to the Adviser either by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund, or (ii) on ninety (90) days’ written notice to the Fund by the Adviser.

[The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or reckless disregard of its obligations and duties thereunder, the Adviser will not be liable to the Funds or to any shareholder of the Funds or to any other person, firm or organization, for any act or omission in the course of, or connected with, rendering services thereunder. The Investment Advisory Agreement also provides for indemnification by the Funds, to the fullest extent permitted by law, of the Adviser, its affiliates and any of their respective partners, members, directors, officers, employees and shareholders from and against any and all claims, liabilities, damages, losses, costs and expenses that arise out of or in connection with the performance or non-performance of or by such person of any of the Adviser’s responsibilities under the Investment Advisory Agreement, provided that such person acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the Funds, and so long as the liability or expense is not incurred by reason of the person’s willful misfeasance, bad faith, or gross negligence or reckless disregard of such person’s obligations under the Investment Advisory Agreement.]

For a description of the compensation that each Fund pays the investment adviser, see the Prospectus.

Expense Limitation Agreement. The Adviser has contractually agreed to waive a portion of its management fees and to reimburse certain expenses of each Fund to the extent necessary to assume the Fund’s initial offering and organizational expenses. Management fees waived and expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within three years. In no event will the amount of the recoupment on any day exceed [  ]% of the Fund’s average daily net assets. This arrangement will continue through at least one year from the date of this prospectus and may only be terminated with the prior approval of the Board.

Code of Ethics. The Adviser, principal underwriter, and each Fund have adopted Codes of Ethics governing personal securities transactions pursuant to Rule 17j-1 under the 1940 Act. Under the Codes of Ethics, employees of the investment adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund) subject to the provisions of thereof and certain employees are also subject to pre-clearance, reporting requirements and/or other procedures.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below. The following table shows, as of [  ], the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
[Portfolio Manager]
Registered Investment Companies[(1)]
Other Pooled Investment Vehicles
Other Accounts

[(1)	Includes the Funds, as applicable.]

The following table shows the dollar range of equity securities beneficially owned in a Fund and the Optimize family of funds by its portfolio manager(s) as of [  ].

Fund Name	Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund(1)	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Optimize Family of Funds(1)
Optimize Core Equity Fund	[Portfolio Manager]	None	None
Optimize Global Equity Fund	[Portfolio Manager]	None	None
Optimize Asset Allocation Fund	[Portfolio Manager]	None	None
Optimize Strategic Income Fund	[Portfolio Manager]	None	None
Optimize Premium Income Fund	[Portfolio Manager]	None	None
Optimize Growth Fund	[Portfolio Manager]	None	None

(1) As of the date of this SAI, none of the portfolio managers owned shares of the Funds because the Funds have not yet begun investment operations.

The Adviser may from time to time manage separate accounts or other pooled investment vehicles that may have materially higher or different fee arrangements than a Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles, if any, may raise potential conflicts of interest relating to cross-trading and the allocation of investment opportunities. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and reasonable manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Compensation Structure for Optimize. Professional staff of the Adviser is compensated by a competitive base salary.

Commodity Futures Trading Commission Registration. The CFTC has adopted certain regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swaps agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the investment adviser with respect to the operation of the Funds is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. The CFTC has neither reviewed nor approved each Fund’s investment strategies or this SAI.

Expenses. Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses.

Other Service Providers

Administrative Services. [           ] (the “Administrator”), [ADDRESS] serves as the administrator of each Fund, providing administrative, fund accounting [and transfer agency] services.

Principal Underwriter. [           ] (the “Distributor”), [ADDRESS], serves as principal underwriter and distributor of each Fund. The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

Custodian. [                    ] (the “Custodian”), [ADDRESS], serves as custodian to each Fund. The Custodian has custody of all cash and securities of the Funds, attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Funds’ investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Funds.

Independent Registered Public Accounting Firm. [                      ] (“[        ]”), [ADDRESS], serves as independent registered public accounting firm for each Fund, providing audit services and other related audit services.

Transfer Agent. [  ], [ADDRESS], serves as transfer and dividend disbursing agent for each Fund.

Legal Matters. Certain legal matters will be passed on for the Funds by Ropes & Gray LLP, located at 3 Embarcadero Center, San Francisco, CA 94111.

Purchasing and Redeeming Shares

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. The U.S. registered Optimize funds generally do not accept investments from residents of the European Union, the United Kingdom or Switzerland, although may do so to the extent that the Optimize funds may be lawfully offered in a relevant jurisdiction (including at the initiative of the investor). [Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Fund shares are sold at the public offering price, which is the net asset value next computed after receipt of an order plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table for [Class I] shares in the Prospectus is applicable to purchases of [Class I] shares of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.] The table is also presently applicable to (1) purchases of [Class I] shares pursuant to a written Statement of Intention; or (2) purchases of [Class I] shares pursuant to the Right of Accumulation and declared as such at the time of purchase.

[Class I] Share Purchases. [Class I] shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services,[ or (ii) have entered into an agreement with the principal underwriter to offer [Class I] shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. [Class I] shares may also be available through brokerage platforms of broker-dealer firms that have agreements with a Fund’s principal underwriter to offer [Class I] shares solely when acting as an agent for the investor.] An investor acquiring [Class I] shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker. [Class I] shares also are offered to investment and institutional clients of Optimize and its affiliates; certain persons affiliated with Optimize and its affiliates; current and retired members of Optimize Fund Boards; employees of Optimize and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Waiver of Investment Minimums. Minimum investment amounts are waived for individual plan participants in an employer sponsored retirement plan; current and retired members of Optimize Fund Boards; clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Optimize, its affiliates and other investment advisers and sub-advisers to the Optimize family of funds; and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent and in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof).

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions and the volume of sales and redemptions of shares. The [Class I] Distribution Plan may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $1,000. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. No contingent deferred sales charge or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

Each Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio investments and/or (iii) borrowing from a bank under a line of credit. In addition to the foregoing, each Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert the securities to cash. Unless requested by a shareholder, each Fund generally expects to limit use of redemption in-kind to stressed market conditions, but reserves the right to do so at any time. The Fund may decline a shareholder’s request to receive redemption proceeds in-kind. Any redemption in-kind would be made in accordance with policies adopted by each Fund, which allow the Fund to distribute securities pro rata or as selected by the investment adviser.

In connection with requests to re-issue uncashed checks representing redemption proceeds, each Fund reserves the right to require the redeeming shareholder to provide Medallion signature guaranteed wire instructions for delivery of redemption proceeds. Redemption proceeds represented by an uncashed check will not earn interest or other return during such time.

As noted above, each Fund may pay the redemption price of shares of a Fund, either totally or partially, by a distribution in-kind of securities. All requests for redemptions in-kind must be in good order. Provided the redemption request is received by the Fund not later than 12:00 p.m. (Eastern Time) on the day of the redemption, the Fund may in its discretion, if requested by a redeeming shareholder, provide the redeeming shareholders with an estimate of the securities to be distributed. Any difference between the redemption value of the distributed securities and the value of the Fund shares redeemed will be settled in cash. Securities distributed in a redemption in-kind would be valued pursuant to a Fund’s valuation procedures and selected by the investment adviser. If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuations until sold.

Pursuant to its Distribution Agreement with the Trust, the principal underwriter is authorized to repurchase shares offered for redemption to each Fund from time to time and each Fund is authorized to pay to the principal underwriter the purchase price for such repurchased shares, which shall be the net asset value next determined after the repurchase order, subject to any applicable CDSC payable to the principal underwriter.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the ex-dividend date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

Disclosure of Portfolio Holdings and Related Information

The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. See the Funds’ Prospectus for information on disclosure made in filings with the SEC and/or posted on the Optimize website ( www.owm.com) and disclosure of certain portfolio characteristics. As a general matter, portfolio holdings Information does not include statistics derived from a Fund’s holdings in the aggregate or information about only a portion of a Fund’s holdings. Portfolio holdings information generally may be disclosed to any person following public disclosure, including the filing of the portfolio holdings information with the SEC or the posting of the information to the Optimize website. Pursuant to the Policies, information about portfolio holdings of a Fund may also be disclosed as follows:

o	Confidential disclosure for a legitimate Fund purpose: Portfolio holdings information may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information periodically without a lag to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser and its affiliates (including portfolio managers and, in certain cases, the portfolio manager of any Optimize fund or account that invests in a Fund), the administrator, custodian, transfer agent, principal underwriter, etc. described herein; 2) a Fund’s investment adviser or its affiliates in connection with a seed investment in the Fund, provided such information is made available to the seed investor for the purpose of satisfying reporting obligations and/or the seed investor’s risk management purposes; 3) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 4) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Optimize fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund; in the event a Fund is rated, credit rating agencies (e.g., Moody’s Investor Services, Inc. and S&P Global Ratings); analytical service providers engaged by the investment adviser; proxy evaluation vendors; pricing services, which receive information as needed to price a particular holding; translation services; statistical rating agencies; third-party reconciliation services; consultants and other product evaluators; other service providers; and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). As described above, information about only a portion of a Fund’s holdings is generally not considered portfolio holdings information and, to the extent that information about only a portion of a Fund’s holdings is disclosed to investment dealers or other intermediaries for the purpose of facilitating the purchase or sale of portfolio securities, the Fund may not require the recipient of such information to enter into a confidentiality agreement. The Fund may also provide a shareholder receiving redemption proceeds in-kind with information concerning the securities to be distributed. To the extent the redeeming shareholder receives information regarding only a relatively limited portion of the securities owned by the Fund, this information is not expected to constitute “portfolio holdings information” within the meaning of the Policies. To the extent the redeeming shareholder receives information regarding a significant portion of the securities held by the Fund, the redeeming shareholder may be required to agree to keep the information confidential, except to the extent necessary to dispose of the securities. Additional categories of permitted disclosures involving a legitimate business purpose of a Fund may be approved by the Fund’s Board from time to time.

o	Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Optimize website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of a Fund’s portfolio holdings information.

The Policies may not be waived, or exceptions made, without the consent of the CCO of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter, or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Board at its next meeting. The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

Taxes

Taxation of the Funds

Each Fund intends to elect and intends to qualify each year to be treated as a regulated investment company (“RIC”) under the Code. To qualify as a RIC for U.S. federal income tax purposes, a Fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership (a partnership (a) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (b) that derives less than 90% of its income from the qualifying income described above). A Fund must also distribute to its shareholders at least the sum of 90% of its investment company taxable income (as that term is defined in the Code, but determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt interest income for each taxable year. A Fund must also satisfy certain requirements with respect to the diversification of its assets. A Fund must have, at the close of each quarter of its taxable year, at least 50% of the value of its total assets represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, in respect of any one issuer, do not represent more than 5% of the value of the total assets of a Fund or more than 10% of the outstanding voting securities of that issuer. In addition, at the close of each quarter of its taxable year, not more than 25% of the value of a Fund’s assets may be invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

In general, for purposes of the 90% gross income requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the RIC (except that 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income). For purposes of the diversification test describe above, identification of the issuer (or issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, such identification may be uncertain under current law, and future IRS guidance or an adverse determination by the IRS regarding issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test.

If a Fund qualifies for treatment as a RIC, the Fund will not be subject to U.S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends.

If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify as a RIC for such year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. Such distributions may be eligible to be treated as qualified dividend income with respect to shareholders who are individuals and may be eligible for the dividends-received deduction (the “DRD”) in the case of shareholders taxed as corporations, provided, in both cases, the shareholder meets certain holding period and other requirements in respect to a Fund’s shares. In order to requalify for taxation as a RIC, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Any taxable income, including any net capital gain, retained by a Fund will be subject to tax at the Fund level at regular corporate rates. In the case of net capital gain, a may designate the retained amount as undistributed capital gain in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their share of such undistributed amount; and (ii) will be entitled to credit their proportionate share of the tax paid by a Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and will be entitled to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In order to avoid incurring a U.S. federal excise tax obligation, the Code requires that a RIC distribute (or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of its capital gain net income, generally computed on the basis of the one-year period ending on October 31 (or later if a Fund is permitted to elect and so elects) of such year and (iii) 100% of any ordinary income and capital gain net income from the prior year that was not paid out during such year and on which a Fund paid no U.S. federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. For the foregoing purposes, a RIC is treated as having distributed any amount on which it is subject to corporate income tax for any taxable year ending in such calendar year.

Fund Distributions

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated the gains, rather than by how long a shareholder has owned his or her shares in a Fund. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain that are properly reported by a Fund to its shareholders as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. The IRS and U.S. Treasury have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code.

In general, distributions of investment income reported by a Fund to its shareholders as derived from qualified dividend income are taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income” that is eligible for taxation at long-term capital gain rates, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to a Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either a Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends received deduction generally available to corporations only to the extent of the amount of eligible dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends received deduction (1) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of various provisions of the Code (for instance, the dividends received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by a Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Code Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Code Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the IRS.

Distributions by a Fund to its shareholders that the Fund properly reports as “Section 199A dividends,” as defined and subject to certain conditions described below, are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a U.S. federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Currently, eligible non-corporate shareholders can claim the deduction for tax years beginning after December 31, 2017, and ending on or before December 31, 2025. Very generally, a “Section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a RIC from REITs, to the extent such dividends are properly reported as such by the RIC in a written notice to its shareholders. A Section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as Section 199A dividends as are eligible, but is not required to do so. Distributions of income or gain attributable to derivatives with respect to REIT securities, including swaps, will not constitute qualified REIT dividends.

Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from a Fund’s investment in an MLP will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such MLP directly. Furthermore, distributions of income or gain attributable to swaps on MLP securities will not constitute qualified publicly traded partnership income and will not be eligible for such deduction.

If, in and with respect to any taxable year, a Fund makes a distribution to a shareholder in excess of a Fund’s current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

As required by U.S. federal law, detailed U.S. federal tax information with respect to each calendar year will be furnished to shareholders early in the succeeding year.

Distributions are taxable as described herein whether shareholders receive them in cash or reinvest them in additional shares of a Fund.

A dividend paid to shareholders by a Fund in January generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year.

Distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of a Fund’s shares below the shareholder’s cost basis in those shares. As described above, each Fund is required to distribute realized income and gains regardless of whether the Fund’s NAV also reflects unrealized losses.

Tax Implications of Certain Fund Investments

Gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

A Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of the value of the total assets of a Fund consists of securities issued by foreign issuers, a Fund may be eligible to elect to pass through to shareholders its proportionate share of any foreign taxes paid by the Fund, in which event shareholders will include in income, and (subject to certain limitations imposed by the Code) will be entitled to take foreign tax credits or deductions for, such foreign taxes. It is not anticipated that a Fund will be eligible to make such election and, even if a Fund were eligible to make such an election for a given year, it may determine not to do so.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the original issue discount is treated as interest income and is included in a Fund’s income and required to be distributed by a Fund over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, PIKs will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year. A Fund’s investment in such securities may cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by a Fund and, in order to avoid a tax payable by a Fund, a Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with original issue discount, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case a Fund will be required to include the accrued market discount in a Fund’s ordinary income and thus distribute it over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods a Fund elects.

A Fund may invest a portion of its total assets in debt obligations that are at risk of or in default, which may present special tax issues for a Fund. U.S. federal income tax rules are not entirely clear about the treatment of such debt securities, such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such debt securities, in order to seek to preserve its status as a RIC and to not become subject to U.S. federal income or excise tax.

A Fund’s investments in options, futures contracts, hedging transactions, forward contracts and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Fund, defer Fund losses, cause adjustments in the holding periods of securities held by a Fund, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund may be required to limit its activities in options and futures contracts in order to enable it to maintain its RIC status.

Any investment by a Fund in equity securities of REITs qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. Dividends received by a Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income. Certain distributions made by a Fund attributable to dividends received by a Fund from REITs may qualify as “qualified REIT dividends” in the hands of non-corporate shareholders, as discussed above.

Funds may invest, including through investments in REITs or other pass-through entities, in residual interests in REMICs (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and U.S. Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for certain tax-exempt investors, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account (IRA), a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

A Fund’s investments that are treated as equity investments for U.S. federal income tax purposes in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of this tax. For example, a Fund may elect to treat a PFIC as a qualified electing fund (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings to the market as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income. If a Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections. Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

A Fund’s investments in shares of another mutual fund, exchange-traded fund or another company that qualifies as a RIC (each, an “Underlying RIC”) can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the Underlying RIC, rather than in shares of the underlying RIC. Further, the amount or timing of distributions from a Fund qualifying for treatment as a particular character (for example, long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment company. If a Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted in turn to report to its shareholders a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC. If a Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report to its shareholders its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and a Fund’s book income is less than the sum of its taxable income and net tax-exempt income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment. In the alternative, if a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Disposition of Shares

Shareholders selling shares of a Fund will generally recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in the shares sold and the amount received. If the shares are held as a capital asset, the gain or loss will be a capital gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares of the Fund will be treated as short-term capital gain or loss.

Any loss on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of shares will be disallowed to the extent those shares are replaced by other shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the shares (including through the reinvestment of distributions, which could occur, for example, if the shareholder is a participant in the dividend reinvestment plan or otherwise). In that event, the basis of the replacement shares will be adjusted to reflect the disallowed loss.

Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of a Fund (or of another fund) during the period beginning on the date of such sale and ending on January 31 of the calendar year following the calendar year that includes the date of such sale pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Upon the redemption or exchange of Fund shares, a Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged.

Net Investment Income Tax

The Code generally imposes a 3.8% tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

Backup Withholding

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker may be subject to “backup” withholding of U.S. federal income tax arising from the Fund’s taxable dividends and other distributions as well as the gross proceeds of sales of shares. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder’s U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS and such shareholder makes a timely filing of an appropriate tax return or refund claim. Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder, or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the shareholder’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

Foreign Shareholders

Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by a Fund as (1) capital gain dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders.

The exceptions to withholding for capital gain dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

Distributions by a Fund to foreign shareholders other than capital gain dividends, short-term capital gain dividends, and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” apply to the foreign shareholder’s sale of shares of a Fund.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from a Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in additional shares of a Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

Compliance with FATCA

Code Sections 1471 through 1474 and the U.S. Treasury regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder of a Fund fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of the Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or capital gain dividends a Fund pays. If a payment by a Fund is subject to withholding under FATCA, a Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., interest-related dividends). Shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in a Fund.

General Considerations

The foregoing briefly summarizes some of the important U.S. federal income tax consequences to shareholders of investing in shares, reflects the U.S. federal tax law as of the date of this SAI, and does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, corporate investors, foreign investors, insurance companies and financial institutions. Unless otherwise noted, this discussion assumes that an investor is a U.S. shareholder and holds shares as a capital asset. This discussion is based upon current provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations by the courts or the IRS retroactively or prospectively. No attempt has been made to present a complete explanation of the U.S. federal tax treatment of a Fund or the implications to shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Investors should consult their tax advisors regarding other federal, state, local and, where applicable, foreign tax considerations that may be applicable to their particular circumstances, as well as any proposed tax law changes.

Shareholders should consult their own tax advisers as to the state or local tax consequences of investing in a Fund.

Portfolio Securities Transactions

The Adviser will seek best execution for securities transactions executed on each Fund’s behalf, so that the Fund’s total cost or proceeds in each transaction is the most favorable under the circumstances. In selecting brokers and dealers to effect transactions on behalf of a Fund, the Adviser will consider the full range and quality of a broker’s services in placing brokerage, including, among other things: execution capability, trading expertise, accuracy of execution, commission rates, reputation and integrity, fairness in resolving disputes, financial responsibility, and responsiveness.

In selecting a broker to effect transactions on behalf of a Fund, the Adviser may also consider the value of research provided by the broker; however, a broker’s sale or promotion of shares will not be a factor considered by the Adviser, nor will a Fund, the Adviser or the Distributor enter into any agreement or understanding under which a Fund directs brokerage transactions or revenue generated by those transactions to brokers to pay for distribution of Shares.

In most instances, a Fund will purchase interests in an underlying fund directly from the underlying fund, and such purchases by the Fund may be, but are generally not, subject to transaction expenses. Nevertheless, the Fund anticipates that some of its portfolio transactions (including investments in underlying by a Fund) may be subject to expenses.

Because the Funds have not yet commenced operations, no Fund has (i) paid any brokerage commissions to affiliated brokers during the past three fiscal years and (ii) held securities of its “regular brokers or dealers,” as that term is defined in Rule 10b-1 of the 1940 Act.

Ownership

Control Persons and Principal Holders of Securities

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.

Trustee and Officer Holdings

Because the Funds have not commenced operations prior to the date of this Statement of Additional Information, the Trustees and officers of the Trust as a group owned no securities of a Fund.

Principal Shareholders

The Funds have not commenced operations prior to the date of this Statement of Additional Information, and the only shares of the Funds are owned by [the Adviser]. Shortly after their commencement of operations, it is anticipated that [the Adviser] will no longer be a control person.

Financial Statements

The Funds’ financial statements have been audited by [   ]. Additional information about the Funds’ investments will be available in the Funds’ N-CSR filings, when available, upon request and free of charge by contacting the Funds at [   ].

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Additional Information about Investment Strategies and Risks

The following provides additional information about the Funds’ investment strategies and risks. References to the Fund below are to each Fund unless otherwise noted.

Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk. Some ABS may receive prepayments that can change their effective maturities. Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under U.S. federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities. CDOs and CLOs are typically issued in various classes with varying priorities. The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests. In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results. The Fund’s investment in CDOs and CLOs may decrease in market value if they experience loan defaults or credit impairment, the disappearance of a subordinate tranche or class of debt, or due to market anticipation of defaults and investor aversion to the securities as a class. The liquidity of ABS (particularly below investment grade ABS) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities.

Average Effective Maturity	Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons. In the event the Fund invests in multiple Underlying Funds, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Underlying Funds in which it invests, which is determined by multiplying the Underlying Funds’ average weighted maturity by the Fund’s percentage ownership of that Underlying Fund.
Borrowing for Investment Purposes	There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will magnify the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.
Borrowing for Temporary Purposes	The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions). The Fund’s ability to borrow is subject to its terms and conditions of its credit arrangements, which in some cases may limit the Fund’s ability to borrow under the arrangement. The Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit arrangement are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Credit arrangements are subject to annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Because the Fund is a party to a joint credit arrangement, it may be unable to borrow some or all of its requested amounts at any particular time. Borrowings involve additional expense to the Fund.

Call and Put Features on Securities	Issuers of securities may reserve the right to call (redeem) the securities. If an issuer redeems a security with a call right during a time of declining interest rates, the holder of the security may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some securities may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate securities may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances a security’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the security would be subject to the longer maturity of the security, which could experience substantially more volatility. Securities with a “put” or “demand” feature are more defensive than conventional long term securities (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term securities, because they can be retained if interest rates decline.
Collateralized Mortgage Obligations (“CMOs”)	CMOs are backed by a pool of mortgages or mortgage loans. The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities. Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages. CMOs also issue sequential and parallel pay classes, including planned amortization and target amortization classes, and fixed and floating rate CMO tranches. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. Sequential pay CMOs generally pay principal to only one class at a time while paying interest to several classes. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued as collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal. The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. In addition, at times the commercial real estate market has experienced substantially lower valuations combined with higher interest rates, leading to difficulty in refinancing debt and, as a result, the CMBS market has experienced (and could in the future experience) greatly reduced liquidity and valuations.

The values of, and income generated by, CMBS may be adversely affected by changing interest rates and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space, maintenance or tenant improvement costs, and costs to convert properties for other uses. These developments could result from, among other things, changing tastes and preferences (such as remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect the commercial real estate and CMBS markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for CMBS.

Common Stocks

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure.

Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Convertible Securities

A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued or the dividend paid on such security until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower interest or dividend yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security ranks senior to common stock in a corporation’s capital structure but is usually subordinated to comparable nonconvertible securities. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company. A convertible security may be subject to redemption or conversion at the option of the issuer after a particular date and under certain circumstances (including at a specified price) established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances. Certain convertible securities may include loss absorption characteristics that make the securities more equity-like. This is particularly true of convertible securities issued by companies in the financial services sector.

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles. Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed- income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed- income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions. The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Credit Linked Securities	See also “Derivative Instruments and Related Risks” herein. Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the reference instrument (in this case a debt obligation) upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the reference instrument. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
Derivative Instruments and Related Risks

Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument. Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Depending on the type of derivative instrument and the Fund’s investment strategy, a derivative instrument may be based on a security, instrument, index, currency, commodity, economic indicator or event (referred to as “reference instruments”).

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, credit, interest rate, leverage, liquidity, market and tax risks. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

OTC derivative instruments involve an additional risk in that the issuer or counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, an option or commodity exchange or swap execution facility or clearinghouse may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.

The regulation of derivatives has undergone substantial change in recent years. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulations require most derivatives to be margined and/or cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets. The implementation of these requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. Fund management cannot fully predict the effects of any governmental regulation of the derivatives markets, and there can be no assurance that any government regulation will not adversely affect the Fund’s performance or ability to achieve its investment objective.

The CFTC and various exchanges have imposed (and continue to evaluate and monitor) limits on the number of speculative positions that any person, or group of persons acting in concert, may hold or control in certain futures and options on futures contracts. Additionally, U.S. federal position limits now apply to swaps that are economically equivalent to futures contracts that are subject to CFTC set speculative limits. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that positions of different clients managed by the investment adviser and its affiliates may be aggregated for this purpose. It is possible that the trading decisions of the investment adviser may have to be modified and that positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy. The Fund may also be affected by other non-U.S. regulators and trading venues, such as those of the European Union and United Kingdom, that impose position limits on commodity derivative contracts.

The SEC adopted Rule 18f-4 under the 1940 Act, which applies to the Fund’s use of derivative investments and certain financing transactions. Among other things, Rule 18f-4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of a fund’s net assets) to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent a Fund uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (up to 10% of a Fund’s net assets), it will not be subject to the full requirements of Rule 18f-4. In addition, to the extent that the Fund enters into reverse repurchase agreements or similar financing transactions, the Fund may elect to either treat all of its reverse repurchase agreements or similar financing transactions as derivatives transactions for purposes of Rule 18f-4 or comply (with respect to reverse repurchase agreements or similar financing transactions) with the asset coverage requirements under Section 18 of the 1940 Act. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions also could prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.

Legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may also change the way in which the Fund itself is regulated. The effects of any new governmental regulation cannot be predicted and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s performance or ability to achieve its investment objective(s).

Diversified Status	A non-diversified investment company under the 1940 Act means that a portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a portfolio’s assets in the securities of a small number of issuers may cause the portfolio’s share price to fluctuate more than that of a diversified investment company. When compared to a diversified portfolio, a non-diversified portfolio may invest a greater portion of its assets in a particular issuer and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.
Duration	Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration. The duration of a Fund that invests in underlying funds is the sum of its allocable share of the duration of each of the underlying funds in which it invests, which is determined by multiplying the underlying fund’s duration by the Fund’s percentage ownership of that underlying fund.
Emerging Market Investments

The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets. Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) governmental actions or policies that may limit investment opportunities, such as restrictions on investment in, or required divestment of, certain issuers or industries; (v) the lack or relatively early development of legal structures governing private and foreign investments and private property; (vi) delays in settling portfolio transactions and heightened risk of loss from custody practices; (vii) greater debt burdens relative to the size of the economy; and (viii) investments through complex structures that may lack transparency. Governmental actions may effectively restrict or eliminate the Fund’s ability to purchase or sell investments in emerging market countries, and thus may make them less liquid or more difficult to value, or may force the Fund to sell or otherwise dispose of such investments at inopportune times or prices. Trading practices in emerging markets also may be less developed, resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries. There can be no assurance that repatriation of income, gain or initial capital from these countries will occur. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Also, lending money and trading loans, for instance, may be considered a regulated activity in some foreign jurisdictions, which may result in licensing and certain other requirements. The Fund could be adversely affected by delays in, or a refusal to grant, required licenses, governmental approval, as well as by the application to the Fund of any restrictions on its investments.

Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The Fund seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in emerging market countries frequently lack the substance, capitalization and/or financial resources of those in developed countries. There may be risks that settlement may be delayed and that cash or instruments belonging to the Fund may be in jeopardy because of failures of or defects in the settlement systems. In some cases, this may make it difficult to conduct transactions and may result in additional costs and delays in trading and settlement. The inability of a Fund to make intended investments or dispose of a portfolio investment due to settlement problems or the risk of intermediary or counterparty failures could cause a Fund to miss attractive investment opportunities and/or result either in losses to the Fund due to subsequent declines in the value of such portfolio investment or, if the Fund has entered into a contract to sell the investment, could result in possible liability. In addition, if a Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet a Fund’s redemption obligations, or for reinvestment in other instruments, for a substantial period of time.

The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets. As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.

Additionally, some countries also may have different legal systems that may make it difficult or expensive for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. For instance, there may be difficulties in obtaining and/or enforcing legal judgements against non-U.S. companies and non-U.S. persons, including company directors or officers, in foreign jurisdictions. Shareholders of emerging market issuers often have limited rights and few practical remedies in jurisdictions located in emerging markets. In addition, due to jurisdictional limitations, U.S. authorities (e.g., the SEC and the U.S. Department of Justice) may be limited in their ability to enforce regulatory or legal obligations in emerging market countries. Such risks vary from jurisdiction to jurisdiction and company to company. In addition, issuers of certain instruments may include special purpose vehicles (“SPVs”) that hold underlying assets to which a Fund seeks to gain exposure. A Fund may have the right to receive payments only from the SPV and may not have direct rights against the issuer of the underlying assets. Investors in such SPVs generally pay their share of the SPV’s administrative and other expenses, including management fees. In some cases, the terms on which the Fund may be permitted to participate in an investment may be different than those afforded to local investors.

Also, the Fund may invest in sovereign debt instruments, which are issued or guaranteed by foreign governmental entities. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/ or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the relative size of the debt service burden to the economy as a whole, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrears on their debts and such disbursements may be conditioned, for instance, on a governmental entity’s implementation of economic reforms and/or economic performance. Failure to implement such reforms and/or achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity and result in default.

Investments in China may involve a high risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Increasing trade tensions, particularly regarding trading arrangements between the U.S. and China, may result in additional tariffs or other actions that could have an adverse impact on an investment in the China region, including but not limited to restrictions on investments in certain Chinese companies or industries considered important to national interests, restrictions on monetary repatriation, intervention in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling, or other adverse government actions. Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain western European countries. For example, there is less regulatory oversight of financial reporting by companies domiciled in China than for companies in the United States.

To the extent the Fund invests in securities of Chinese issuers, it may be subject to certain risks associated with variable interest entities (“VIEs”). VIEs are widely used by China-based companies where China restricts or prohibits foreign ownership in certain sectors, including telecommunications, technology, media, and education. In a typical VIE structure, a shell company is set up in an offshore jurisdiction and enters into contractual arrangements with a China-based operating company. The VIE lists on a U.S. exchange and investors then purchase the stock issued by a VIE. The VIE structure is designed to provide investors with economic exposure to the Chinese company that replicates equity ownership, without providing actual equity ownership.

VIE structures do not offer the same level of investor protections as direct ownership and investors may experience losses if VIE structures are altered, contractual disputes emerge, or the legal status of the VIE structure is prohibited under Chinese law. Additionally, significant portions of the Chinese securities markets may also become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The legal status of the VIE structure remains uncertain under Chinese law.

There is risk that the Chinese government may cease to tolerate such VIE structures at any time or impose new restrictions on the structure, in each case either generally or with respect to specific issuers. If new laws, rules or regulations relating to VIE structures are adopted, investors, including the Fund, could suffer substantial, detrimental, and possibly permanent losses with little or no recourse available. In addition, VIEs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities of these companies, decrease the ability of the Fund to invest in such securities and may increase the expenses of the Fund if it is required to seek alternative markets in which to invest in such securities.

The foregoing risks may be even greater in frontier markets. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. The economies of frontier market countries generally are smaller than those of traditional emerging market countries, and frontier capital markets and legal systems are typically less developed.

Equity Investments	Equity investments include common stocks; preferred stocks; depositary receipts; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible and contingent convertible preferred stocks; rights and warrants and other securities that are treated as equity for U.S. federal income tax purposes (see “Preferred Stock” and “Hybrid Securities”). Market conditions may affect certain types of stocks to a greater extent than other types of stocks.
Exchange-Traded Funds (“ETFs”)

ETFs are pooled investment vehicles that trade their shares on stock exchanges at market prices (rather than net asset value) and are only redeemable from the ETF itself in large increments or in exchange for baskets of securities. As an exchange traded security, an ETF’s shares are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, a particular segment of a securities index or market sector (“Passive ETFs”), or they may be actively managed (“Active ETFs”). An investment in an ETF generally involves the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies of the ETF, such as liquidity risk, sector risk and foreign and emerging market risk, as well as risks associated with equity securities, fixed income securities, real estate investments and commodities, as applicable. In addition, a Passive ETF may fail to accurately track the market segment or index that underlies its investment objective or may fail to fully replicate its underlying index, in which case the Passive ETF’s investment strategy may not produce the intended results. The way in which shares of ETFs are traded, purchased and redeemed involves certain risks. An ETF may trade at a price that is lower than its net asset value. Secondary market trading of an ETF may result in frequent price fluctuations, which in turn may result in a loss to a Fund. Additionally, there is no guarantee that an active market for the ETF’s shares will develop or be maintained. An ETF may fail to meet the listing requirements of any applicable exchanges on which it is listed. Further, trading in an ETF may be halted if the trading in one or more of the securities held by an ETF is halted. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV and/or being more volatile than an ETF’s underlying securities.

A Fund will indirectly bear its proportionate share of any management fees and other operating expenses of an ETF in which it invests. A Fund may pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours.

However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Fixed-Income Securities

Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity. The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, credit quality, liquidity and valuation. Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired. The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in Appendix B to the SAI. Preferred stock and certain other hybrid securities may pay a fixed-dividend rate, but may be considered equity securities for purposes of a Fund’s investment restrictions (see “Preferred Stock” and “Hybrid Securities”).

In times of serious economic disruption, governmental authorities and regulators may respond to this crisis with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases may result in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the Fund’s uninvested cash. It is difficult to accurately predict the pace at which the U.S. Federal Reserve will revise interest rates, or the timing, frequency or magnitude of any such revisions, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. During periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates.

Foreign Currency Transactions	As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Foreign Currency Exchange Contracts,” “Option Contracts,” and “Futures Contracts” herein). Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the- counter trading environment, there are no daily price fluctuation limits.
Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. If a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations. In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country. The risks posed by such actions with respect to a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.

Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States. Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. In addition, to the extent that a Fund holds such a security, one or more Fund intermediaries may decline to process customer orders with respect to such Fund unless and until certain representations are made by the Fund or the prohibited holdings are divested. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a Fund may incur losses.

The U.S. may renegotiate some or all of its global trade relationships and may impose or threaten to impose significant import tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in U.S. and global investment markets. In addition, the Holding Foreign Companies Accountable Act (the “HFCAA”) could cause securities of a foreign (non-U.S.) company, including ADRs, to be delisted from U.S. stock exchanges if the company does not allow the U.S. government to oversee the auditing of its financial information. Although the requirements of the HFCAA apply to securities of all foreign (non-U.S.) issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the Fund’s risk of loss. The Fund generally holds its foreign securities and related cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.

In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories. The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Depositary receipts (including American Depositary Receipts (“ADRs”) sponsored or unsponsored and Global Depositary Receipts (“GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and they may be less liquid.

The investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Forward Foreign Currency Exchange Contracts

See also “Derivative Instruments and Related Risks” herein. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or non-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that the use of currency forwards may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that currency forwards may create exposure to currencies in which the Fund’s securities are not denominated. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the U.S. dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.

Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded. NDFs may also be used to gain or hedge exposure to gold.

Forward Rate Agreements	See also “Derivative Instruments and Related Risks” herein. Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments are traded in the OTC market.

Futures Contracts

See also “Derivative Instruments and Related Risks” herein. Futures contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset. Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin). Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board.

Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Hybrid Securities

Hybrid securities generally possess certain characteristics of both equity and debt securities. These securities may at times behave more like equity than debt, or vice versa. Preferred stocks, convertible securities, trust preferred securities and certain debt obligations are types of hybrid securities. The investment adviser has sole discretion to determine whether an investment has hybrid characteristics and generally will consider the instrument’s preference over the issuer’s common shares, the term of the instrument at the time of issuance and/or the tax character of the instrument’s distributions. Debt instruments with a preference over common shares and a perpetual term or a term at issuance of thirty years or more generally are considered by the investment adviser to be hybrid securities. Hybrid securities generally do not have voting rights or have limited voting rights. Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer-specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert. Hybrid securities may be subject to redemption at the option of the issuer at a predetermined price.

Hybrid securities may pay a fixed or variable rate of interest or dividends. The prices and yields of nonconvertible hybrid securities generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. If the issuer of a hybrid security experiences financial difficulties, the value of such security may be adversely affected similar to the issuer’s outstanding common stock or subordinated debt instruments. Trust preferred securities are issued by a special purpose trust that holds the subordinated debt of a company and, as such, are subject to the risks associated with such debt obligation. See also “Preferred Stock” and “Convertible Securities.”

Illiquid Investments

Certain investments are considered illiquid or restricted due to a limited trading market or legal or contractual restrictions on resale or transfer, or are otherwise illiquid because they cannot be sold or disposed of in seven calendar days or less under then-current market conditions without the sale or disposition significantly changing the market value of the investment.

Such illiquid investments may include commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell illiquid investments at a price representing fair value until such time as the investments may be sold publicly. It also may be more difficult to determine the fair value of such investments for purposes of computing the Fund’s net asset value. Where registration is required, a considerable period of time may elapse between a decision to sell the investments and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid investments, including all or a portion of the cost to register the investments. The Fund also may acquire investments through private placements under which it may agree to contractual restrictions on the resale of such investments that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such investments at a time when such sale would otherwise be desirable.

At times, a portion of the Fund’s assets may be invested in investments as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such investments. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such investments when the investment adviser believes it advisable to do so or may be able to sell such investments only at prices lower than if such investments were more widely held. It may also be more difficult to determine the fair value of such investments for purposes of computing the Fund’s net asset value.

Indexed Securities	See also “Derivative Instruments and Related Risks” herein. Indexed securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes. Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.
Inflation-Indexed (or Inflation- Linked) Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon. The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields. In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation- indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Junior Loans

Due to their lower place in the borrower’s capital structure and possible unsecured status, certain loans (“Junior Loans”) involve a higher degree of overall risk than Senior Loans (described below) of the same borrower. Junior Loans may be direct loans or purchased either in the form of an assignment or a loan participation. Junior Loans are subject to the same general risks inherent in any loan investment (see “Loans” below). Junior Loans include secured and unsecured subordinated loans, as well as second lien loans and subordinated bridge loans. A second lien loan is generally second in line in terms of repayment priority and may have a claim on the same collateral pool as the first lien, or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.

For additional disclosure relating to investing in loans (including Junior Loans), see “Loans” below.

Loans

Loans may be primary, direct investments or investments in loan assignments or participation interests. A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor. However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.

Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”). In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.

Loan investments may be made at par or at a discount or premium to par. The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind. In connection with transactions in loans, the Fund may be subject to facility or other fees. Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated. During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower. A borrower typically is required to comply with certain covenants contained in a loan agreement between the borrower and the holders of the loan. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, and the nature of the collateral securing the loan. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. (including to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights. The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S. Sovereign entities may be unable or unwilling to meet their obligations under a loan due to budgetary limitations or economic or political changes within the country.

Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan. In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower. Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment. This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.

The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans. In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower. Representatives of the Fund also may join creditor or similar committees relating to loans.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.

To the extent that legislation or state or U.S. federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

For additional disclosures relating to Junior and Senior Loans, see “Junior Loans” and “Senior Loans” herein.

Master Limited Partnerships (“MLPs”)	MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors. Effective for taxable years beginning after December 31, 2017 and ending on or before December 31, 2025, the Tax Cuts and Jobs Act generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the law does not include any provision for a RIC to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder of the Fund will not.
Money Market Instruments

Money market instruments include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities. See “U.S. Government Securities” below. Certificates of deposit or time deposits are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by U.S. federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty. These securities may be subject to U.S. federal income, state income and/or other taxes. Instead of investing in money market instruments directly, the Fund may invest in an affiliated or unaffiliated money market fund. A low or negative interest rate environment could, and a prolonged low or negative interest rate environment is likely to, result in negative rates on investments in money market funds and similar cash management products. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective and other policies.

Money market funds and the securities in which they invest are subject to comprehensive regulations. The SEC has adopted amendments to money market fund regulation that, among other things, increase the daily and weekly liquid asset requirements; require certain money market funds to impose discretionary and mandatory liquidity fees; and permit government money market funds that are experiencing a negative gross yield as a result of negative interest rates to either convert from a stable share price to a floating share price or reduce the number of shares outstanding (e.g., through a reverse stock split) to maintain a stable net asset value per share, subject to certain board determinations and disclosures to shareholders. The SEC and other government agencies continue to review the regulation of money market funds and may implement additional regulatory changes in the future. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds, including the money market funds in which the Fund may invest.

Mortgage-Backed Securities (“MBS”)

MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder. MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes, and the effects of prepayments on mortgage cash flows and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. Although certain MBS are guaranteed as to timely payment of interest and principal by a government-sponsored enterprise, the market price for such securities is not guaranteed and will fluctuate. Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently four types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; (3) those issued by the U.S. Government or one of its agencies or instrumentalities without a government guarantee, such as credit risk transfer bonds; and (4) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement. Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators of, or investors in, mortgage loans, including depositary institutions, mortgage banks and special purpose subsidiaries of the foregoing.

GNMA Certificates and FNMA Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.

FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a U.S. federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate.

Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS are less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS are purchased at a premium above their par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS have been purchased at a discount from their par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls	In a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. Cash proceeds may be invested in instruments that are permissible investments for the Fund. The use of mortgage dollar rolls is a speculative technique involving leverage. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or permissible liquid assets earmarked or in a segregated account to secure the obligation for the forward commitment to buy MBS, or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction.

Municipal Lease Obligations (“MLOs”)

An MLO is a bond that is secured by lease payments made by the party, typically a state or municipality, leasing the facilities (e.g., schools or office buildings) that were financed by the bond. Such lease payments may be subject to annual appropriation or may be made only from revenues associated with the facility financed. In other cases, the leasing state or municipality is obligated to appropriate funds from its general tax revenues to make lease payments as long as it utilizes the leased property. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A certificate of participation (also referred to as a “participation”) in a municipal lease is an instrument evidencing a pro rata share in a specific pledged revenue stream, usually lease payments by the issuer that are typically subject to annual appropriation. The certificate generally entitles the holder to receive a share, or participation, in the payments from a particular project.

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid investments.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among U.S. federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations

Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate.

Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation. Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.

In general, there are three categories of municipal obligations, the interest on which is exempt from U.S. federal income tax and is not a tax preference item for purposes of the AMT: (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for U.S. federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular U.S. federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer’s obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time. Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and U.S. federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans.

Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in U.S. federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued U.S. federal interest and other program subsidies currently in effect.

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and U.S. federal environmental mandates are challenges faced by issuers of water and sewer bonds.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector. As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Operational Risk	The Fund’s service providers, including the investment adviser, may experience disruptions or operating errors that could negatively impact the Fund. Disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. While service providers are expected to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. It also is not possible for Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Option Contracts

See also “Derivative Instruments and Related Risks” herein. An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument). Options may be listed on an exchange or traded in the OTC market. In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to counterparty risk. The ability of the Fund to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement, may increase the potential for losses to the Fund. OTC options also involve greater liquidity risk. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes limited. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options. Options on futures contracts are discussed herein under “Futures Contracts.”

If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date. There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Straddles are a combination of a call and a put written on the same reference instrument. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option. Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.

Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the securities underlying the option or represented in the index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the relevant index or market and the remaining time to the options’ expiration, as well as trading conditions in the options market. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that would not be reflected concurrently in the options markets.

Pooled Investment Vehicles	The Fund may invest in pooled investment vehicles including other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act, and the rules, regulations and interpretations thereunder. Closed-end investment company securities are usually traded on an exchange. The demand for an exchange- traded closed-end fund’s securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from, or a premium over, their net asset value. The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.
Preferred Stock	Preferred stock represents an equity interest in a corporation, company or trust that has a higher claim on the assets and earnings than common stock. Preferred stock usually has limited voting rights. Preferred stock involves credit risk, which is the risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. A company’s preferred stock generally pays dividends after the company makes the required payments to holders of its bonds and other debt instruments but before dividend payments are made to common stockholders. However, preferred stock may not pay scheduled dividends or dividends payments may be in arrears. The value of preferred stock may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects. Certain preferred stocks may be convertible to common stock. See “Convertible Securities.” Preferred stock may be subject to redemption at the option of the issuer at a predetermined price. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities. Because they may make regular income payments, preferred stocks may be considered fixed- income securities for purposes of a Fund’s investment restrictions.
Real Estate Investments

Real estate investments, including real estate investment trusts (“REITs”), are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have a magnified effect to the extent that investments concentrate in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund indirectly will bear REIT expenses in addition to its own expenses.

Private REITs are unlisted, which may make them difficult to value and less liquid. Moreover, private REITs are generally exempt from 1933 Act registration and, as such, the amount of public information available with respect to private REITs may be less extensive than that available for publicly traded REITs. Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs are also subject to credit, market, liquidity and interest rate risks.

Effective for taxable years beginning after December 31, 2017 and ending on or before December 31, 2025, the Tax Cuts and Jobs Act generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of qualified REIT dividends. Treasury regulations allow a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met. See “Taxes” for additional information.

REITs may issue debt securities to fund their activities. The value of these debt securities may be affected by changes in the value of the underlying property owned by the REIT, the creditworthiness of the REIT, interest rates, and tax and regulatory requirements, among other things.

Repurchase Agreements

Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. The Fund bears the risk of a counterparty’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails additional risks, which include the risk that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.

Repurchase agreements maturing in more than seven days that the investment adviser believes may not be terminated within seven days at approximately the amount at which the Fund has valued the agreements are considered illiquid securities. The terms of a repurchase agreement will generally provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Residual Interest Bonds

The Fund may invest in residual interest bonds in a trust that holds municipal securities (a “Tender Option Bond trust” or “TOB trust”). The interest rate payable on a residual interest bond (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index) bears an inverse relationship to the interest rate on another security issued by the TOB trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long- term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement relating to a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond upon the termination of the TOB trust issuing the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss.

Restricted Securities

Restricted securities cannot be sold to the public without registration under the 1933 Act. Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities may be considered illiquid and subject to the Fund’s limitation on illiquid securities.

Restricted securities may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. The Fund may invest in restricted securities, including securities initially offered and sold without registration pursuant to Rule 144A (“Rule 144A Securities”) and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC pursuant to Regulation S (“Regulation S Securities”) under the 1933 Act. Rule 144A Securities and Regulation S Securities generally may be traded freely among certain qualified institutional investors, such as the Fund, and non-U.S. persons, but resale to a broader base of investors in the United States may be permitted only in much more limited circumstances.

The Fund also may purchase restricted securities that are not eligible for resale pursuant to Rule 144A or Regulation S. The Fund may acquire such securities through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale of such securities may make it difficult for the Fund to dispose of them at the time considered most advantageous and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell it under an effective registration statement and/or after an applicable waiting period. If adverse conditions were to develop during this period, the Fund might obtain a price that is less favorable than the price that was prevailing at the time it decided to sell. See also “Illiquid Investments.”

Reverse Repurchase Agreements	Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets. In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Rights and Warrants

See also “Derivative Instruments and Related Risks” herein. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Securities Lending	The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser. These loans earn income and are collateralized by cash, securities or letters of credit. The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter into the loan. When the loan is closed, the lender is obligated to return the collateral to the borrower. The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrower defaults on the loan. The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser will use its reasonable efforts to instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures.
Senior Loans

Senior Loans are loans that are senior in repayment priority to other debt of the borrower. Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan. Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.

Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition, Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.

Loan Administration. In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund.

Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower. It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons (as defined below), similar risks may arise.

Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative. The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation. In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities. See “Potential Conflicts of Interest.”

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

The Fund will generally acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality.

For additional disclosure relating to investing in loans (including Senior Loans), see “Loans” above.

Short Sales	Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered. In a short sale “against the box,” at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant. Further, if other short positions of the same security are closed out at the same time, a “short squeeze” can occur where demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price. The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund.
Short-Term Trading	Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.
Significant Exposure to Health Sciences Companies	Because the Fund may invest a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, the value of Fund shares may be affected by developments that adversely affect such companies and may fluctuate more than that of a fund that invests more broadly. Many health sciences companies are subject to substantial governmental regulations that can affect their prospects. Changes in governmental policies, such as reductions in the funding of third-party payment programs, may have a material effect on the demand for particular health care products and services. Regulatory approvals (often entailing lengthy application and testing procedures) are also generally required before new drugs and certain medical devices and procedures may be introduced. Many of the products and services of companies engaged in medical research and health care are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, such products are subject to risks such as the appearance of toxic effects following commercial introduction and manufacturing difficulties. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies. Health sciences companies include companies that offer limited products or services or that are at the research and developmental stage with no marketable or approved products or technologies.

Significant Exposure to Smaller Companies	The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange, may be more difficult and may take longer to liquidate at fair value than would be the case for the publicly traded securities of a large company.
Significant Exposure to Financial Services Sector	Because the Fund may invest a significant portion of its assets in the financial services sector, the value of Fund shares may be affected by events that adversely affect that sector and may fluctuate more than that of a fund with broader exposure. Companies in the financial services sector include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies, and consumer and industrial finance companies. Companies in the financial services sector are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Stripped Securities	Stripped Securities (“Strips”) may be issued by the U.S. Government, its agencies or instrumentalities, and may also be issued by private originators or investors, including depository institutions, banks, investment banks and special purpose subsidiaries of these entities. Strips are usually structured with classes that receive different proportions of the interest and principal distributions from an underlying asset or pool of underlying assets. Strips are particularly sensitive to changes in interest rates, which may impact the frequency of principal payments (including prepayments) on the underlying assets or pool of underlying assets. Some structures may have a class that receives only interest from the underlying assets, an interest-only (“IO”) class, while another class may receive only principal, a principal-only (“PO”) class. IO and PO Strips may be purchased for their return and/or hedging characteristics. Because of their structure, IO Strips may move differently than typical fixed-income securities in relation to changes in interest rates. IO Strips tend to decrease in value if prepayments are greater than anticipated and increase in value if prepayments are less than anticipated. Conversely, PO Strips tend to increase in value if prepayments are greater than anticipated and decline if prepayments are less than anticipated. While the U.S. Government or its agencies or instrumentalities may guarantee the full repayment of principal on Strips they issue, repayment of interest is guaranteed only while the underlying assets or pools of assets are outstanding. To the extent the Fund invests in Strips, rapid changes in the rate of prepayments may have an adverse effect on the Fund’s performance. In addition, the secondary market for Strips may be less liquid than that for other securities. Certain Strips may also present certain operational and/or valuation risks.
Structured Notes

See also “Derivative Instruments and Related Risks” herein. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator.

Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements

See also “Derivative Instruments and Related Risks” herein. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Whether the use of swap agreements will be successful will depend on the investment adviser’s ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap). Developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain criteria. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference instrument has declined.

The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Act, which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Fund may invest. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or major swap participants and are subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act have been implemented primarily through rules and regulations adopted by the SEC and/or the CFTC.

Currently, central clearing is only required for certain market participants trading certain instruments, although central clearing for additional instruments may be implemented by the CFTC in the future. In addition, uncleared OTC swaps are subject to regulatory collateral requirements that may adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments may cause the Fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Because these regulations are relatively new it is not possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund. The Dodd-Frank Act and rules promulgated thereunder may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of legislation, and such requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the ability of the Fund to buy or sell OTC derivatives.

Regulatory bodies outside the U.S. have also implemented and continue to implement rules and regulations similar to the Dodd-Frank Act and such actions could similarly increase the costs of participating in, or otherwise adversely impact the liquidity of, participating in the swaps markets. U.S. and global regulators have issued final rules that will require the exchange of variation and, in some cases, initial margin in respect of uncleared swap agreements. In addition, regulations adopted by global prudential regulators that are now in effect require certain prudentially regulated entities and certain of their affiliates and subsidiaries (including swap dealers) to include in their derivatives contracts, terms that delay or restrict the rights of counterparties (such as the Fund) to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the prudentially regulated entity and/or its affiliates are subject to certain types of resolution or insolvency proceedings. Similar regulations and laws have been adopted in non-U.S. jurisdictions that may apply to the Fund’s counterparties located in those jurisdictions. It is possible that these requirements, as well as potential additional related government regulation, could adversely affect the Fund’s ability to terminate existing derivatives contracts, exercise default rights or satisfy obligations owed to it with collateral received under such contracts.

Swap agreements include (but are not limited to):

Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500®. The other party’s payments can be based on a fixed rate, a non- equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.

Credit Default Swaps. Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).

Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis.

Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. Certain U.S. federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.

Commodity Index-Linked Swaps. Commodity index-linked swap agreements involve the exchange by the Fund with another party of payments dependent upon the price of the underlying commodity index. Commodity index-linked swaps may be used to obtain exposure to a particular commodity or commodity index without owning or taking physical custody of such commodity.

Swaptions	See also “Derivative Instruments and Related Risks” herein. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Tax-Managed Investing	Taxes are a major influence on the net returns that individual investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities that are treated differently for U.S. federal income tax purposes: price appreciation, distributions of qualified dividend income, distributions of other investment income, and distributions of realized short-term and long-term capital gains. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income. Distributions of qualified dividend income (subject to individual investors meeting certain holding period requirements with respect to their fund shares) and net realized long-term gains (on stocks held for more than one year) are currently taxed at U.S. federal income tax rates of up to 20%. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Trust Certificates

Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

U.S. Government Securities	U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. The U.S. Government generally is not obligated to provide support to its instrumentalities. Interest rate changes, prepayments and other factors may affect the value of U.S. Government securities. The principal of and/or interest on certain U.S. Government securities could be: (a) payable in foreign currencies rather than U.S. dollars; or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

Unlisted Securities	Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities may be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.
Variable Rate Instruments	Variable rate instruments provide for adjustments in the interest or dividend rate payable on the instrument at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate instruments normally provide that the holder can demand payment of the instrument on short notice at par with accrued interest. These instruments may be secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund may use these instruments as cash equivalents pending longer term investment of its funds. The rate adjustment features may limit the extent to which the market value of the instruments will fluctuate.
When-Issued Securities, Delayed Delivery and Forward Commitments

Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future beyond normal settlement times) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds, Deep Discount Bonds and Payment-In- Kind (“PIK”) Securities

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Bonds and preferred stocks that make “in-kind” payments and other securities that do not pay regular income distributions may experience greater volatility in response to interest rate changes and issuer developments. PIK securities generally carry higher interest rates compared to bonds that make cash payments of interest to reflect their payment deferral and increased credit risk. PIK securities generally involve significantly greater credit risk than coupon loans because the Fund receives no cash payments until the maturity date or a specified cash payment date. Even if accounting conditions are met for accruing income payable at a future date under a PIK bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the PIK bond. PIK bonds may be difficult to value accurately because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral. If the issuer of a PIK security defaults, the Fund may lose its entire investment. PIK interest has the effect of generating investment income and increasing the incentive fees, if any, payable at a compounding rate. Generally, the deferral of PIK interest increases the loan to value ratio.

Appendix A.

Proxy Voting Policies and procedures

[To be provided by amendment.]

Appendix B.

Ratings

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of a default or impairment.

GLOBAL LONG-TERM RATINGS SCALE

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

GLOBAL SHORT-TERM RATING SCALE

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured debt and debt like obligations. As such, Issuer Ratings incorporate any external support that is expected to apply to all current and future issuance of senior unsecured financial obligations and contracts, such as explicit support stemming from a guarantee of all senior unsecured financial obligations and contracts, and/or implicit support for issuers subject to joint default analysis (e.g. banks and government-related issuers). Issuer Ratings do not incorporate support arrangements, such as guarantees, that apply only to specific (but not to all) senior unsecured financial obligations and contracts.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS SHORT-TERM OBLIGATION RATINGS

The global short-term ‘prime’ rating scale is applied to commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

The MIG scale is used for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, the MIG scale is used for bond anticipation notes with maturities of up to five years.

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term counterparty risk assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P GLOBAL RATINGS (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS:

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

●	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

●	Nature of and provisions of the financial obligation and the promise that it is imputed; and

●	Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR: This indicates that a rating has not been assigned or is no longer assigned.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

ISSUER CREDIT RATINGS DEFINITIONS

S&P’s issuer credit rating is a forward-looking opinion about an obligor’s overall creditworthiness. This opinion focuses on the obligor’s capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation.

Sovereign credit ratings are forms of issuer credit ratings. Issuer credit ratings can be either long-term or short-term.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

SD and D: An obligor is rated ‘SD’ (selective default) or ‘D’ if S&P considers there to be a default on one or more of its financial obligations, whether long -or short-term, including rated and unrated financial obligations but excluding hybrid instruments classified as regulatory capital or in non-payment according to terms. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A rating on an obligor is lowered to ‘D’ or ‘SD’ if it is conducting a distressed exchange offer.

NR: Indicates that a rating has not been assigned or is no longer assigned.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment that would result in a ‘SD’ or ‘D’ issuer rating, and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

SD and D: An obligor is rated ‘SD’ (selective default) or ‘D’ if S&P considers there to be a default on one or more of its financial obligations, whether long- or short-term, including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in nonpayment according to term. An obligor is considered in default unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding hybrid instruments classified as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor’s rating is lowered to ‘D’ or ‘SD’ if it is conducting a distressed exchange offer.

NR: Indicates that a rating has not been assigned or is no longer assigned.

MUNICIPAL SHORT-TERM NOTE RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note rating reflects S&P opinions about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations: Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

D: ‘D’ is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Issuer Default Ratings

AAA:Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB:Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exist that supports the servicing of financial commitments.

B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

●	The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

●	The issuer had entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

●	The formal announcement by the issuer or their agent of distressed debt exchange;

●	A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted Default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

●	An unsecured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but

●	Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

●	Has not otherwise ceased operating. This would include:

●	The selective payment default on specific class or currency of debt;

●	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

●	The extension of multiple waivers of forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

●	Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

●	In all cases, the assignment of default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Notes to Long-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Short-Term Credit Ratings Assigned to Issuers and Obligations

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Indicates a broad-based default event for an entity, or the default of a short-term obligation.

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations and also reflect the expected financial loss suffered in the event of default.

S&P Insurer Financial Strength Ratings

An S&P insurer financial strength rating is a forward-looking opinion about the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms.

This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims.

Insurer financial strength ratings do not refer to an organization’s ability to meet nonpolicy (i.e., debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and it follows procedures consistent with those used to assign an issue credit rating. An insurer financial strength rating is not a recommendation to purchase or discontinue any policy or contract issued by an insurer.

Long-Term Insurer Financial Strength Ratings Category Definition

AAA

An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

AA

An insurer rated ‘AA’ has very strong financial security characteristics, differing only slightly from those rated higher.

A

An insurer rated ‘A’ has strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB

An insurer rated ‘BBB’ has good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher-rated insurers.

BB, B, CCC and CC

An insurer rated ‘BB’ or lower is regarded as having vulnerable characteristics that may outweigh its strengths. ‘BB’ indicates the least degree of vulnerability within the range and ‘CC’ the highest.

BB

An insurer rated ‘BB’ has marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B

An insurer rated ‘B’ has weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC

An insurer rated ‘CCC’ has very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC

An insurer rated ‘CC’ has extremely weak financial security characteristics and is likely not to meet some of its financial commitments.

SD or D

An insurer rated ‘SD’ (selective default) or ‘D’ is in default on one or more of its insurance policy obligations. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on a policy obligation are at risk. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay substantially all of its obligations in full in accordance with the policy terms. An ‘SD’ rating is assigned when S&P believes that the insurer has selectively defaulted on a specific class of policies but it will continue to meet its payment obligations on other classes of obligations. A selective default includes the completion of a distressed exchange offer. Claim denials due to lack of coverage or other legally permitted defenses are not considered defaults.

NR: Indicates that a rating has not been assigned or is no longer assigned.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch Insurer Financial Strength Rating

The Insurer Financial Strength (IFS) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company’s policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes.

The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect to such obligations are included in the IFS Rating.

Expected recoveries are based on the agency’s assessments of the sufficiency of an insurance company’s assets to fund policyholder obligations, in a scenario in which payments have ceased or been interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralization or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations.

IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations.

The IFS Rating uses the same symbols used by the agency for its International and National credit ratings of long-term or short-term debt issues. However, the definitions associated with the ratings reflect the unique aspects of the IFS Rating within an insurance industry context.

Obligations for which a payment interruption has occurred due to either the insolvency or failure of the insurer or some form of regulatory intervention will generally be rated between ‘B’ and ‘C’ on the Long-Term IFS Rating scales (both International and National). International Short-Term IFS Ratings assigned under the same circumstances will align with the insurer’s International Long-Term IFS Ratings.

Appendix C.

Financial Statements

[To be filed by amendment.]

Part C – Other Information

Item 28.	Exhibits

The following Exhibits are filed as part of the Registrant’s Registration Statement:

(a)	(1)	Certificate of Trust dated December 31, 2024 – Filed herewith.
(a)	(2)	Declaration of Trust dated December 31, 2024 – Filed herewith.
(b)		By-Laws – Filed herewith.
(c)	(1)	See portions of Agreement and Declaration of Trust relating to shareholders’ rights.
	(2)	See portions of By-Laws relating to shareholders’ rights.
(d)	(1)	Investment Advisory Contract between the Registrant and Optimize Wealth Management Inc. (the “Adviser”) dated [_____].*
	(2)	Expense Limitation Agreement the Registrant and the Adviser dated [______]*
(e)		[Distribution Agreement between the Registrant and [______] dated [______].*]
(f)		Not Applicable.
(g)		Custody Agreement between the Registrant and [_______] dated [______].*
(h)		Administration Agreement between the Registrant and [_______] dated [______].*
(i)		Opinion and Consent of counsel for the Registrant.*
(j)		Consent of Independent Registered Public Accounting Firm*
(k)		Not Applicable.
(l)		Initial Capital Agreement.*
(m)		Not Applicable.
(n)		Not Applicable.
(o)		Reserved.
(p)		Code of Ethics.*
(q)		Other Exhibits: Power of Attorney.*

*	To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant.

[To be updated by amendment.]

Item 30.	Indemnification.

The Registrant’s Agreement and Declaration of Trust, incorporated herein by reference, contains provisions limiting the liability, and providing for indemnification, of the trustees, officers, employees and other “Covered Persons” (including their respective heirs, assigns, successors or other legal representatives) to the fullest extent permitted by law, including advancement of payments of all expenses incurred in connection with the preparation and presentation of any defense (subject to repayment obligations in certain circumstances).

[Further, the Investment Advisory Contract with the Adviser incorporated herein by reference, contains provisions limiting the liability, and providing for indemnification, of the Adviser and its personnel under certain circumstances.]The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.[The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser are insured under an errors and omissions liability insurance policy. The Registrant’s investment adviser, Optimize Wealth Management Inc., maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Optimize Wealth Management Inc.]

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.

Item 31.	Business and Other Connections of Investment Adviser.

A description of any other business, profession, vocation or employment of a substantial nature in which the directors and officers of the Adviser who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, if any, appears under “Board of Trustees and Officers” in the Statement of Additional Information.

Item 32.	Principal Underwriters.

(a)	To be updated by amendment.

(b)	To be updated by amendment.

(c)	To be updated by amendment.

Item 33.	Location of Accounts and Records.

To be updated by amendment.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the 1933 Act and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Toronto, Province of Ontario, Canada, on the 21st day of February, 2025.

OPTIMIZE SERIES TRUST

By:	/s/ Matthew J. McGrath
Matthew J. McGrath
Trustee

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Capacity	Date

By:	/s/ Matthew J. McGrath	President and Principal Executive Officer	February 21, 2025
Matthew J. McGrath

By:	/s/ Irene Cameron	Treasurer, Principal Financial Officer and Principal Accounting Officer	February 21, 2025
Irene Cameron

INDEX TO EXHIBITS

(a)	(1)	Certificate of Trust

(a)	(2)	Declaration of Trust

(b)		By-Laws